Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	IBTX
Entity Registrant Name	INDEPENDENT BANK GROUP, INC.
Entity Central Index Key	0001564618
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 21,444	$ 30,920	$ 32,579	$ 24,321
Federal Reserve Excess Balance Account (EBA)	70,075	71,370	24,075	62,025
Federal funds sold	35,000	0
Cash and cash equivalents	126,519	102,290	56,654	86,346
Certificates of deposit held in other banks	3,785	7,720
Securities available for sale	110,932	113,355	93,991	52,611
Loans held for sale	8,458	9,162	2,991	3,301
Loans, net of allowance for loan losses	1,499,153	1,358,036	976,620	848,424
Premises and equipment, net	73,620	70,581	60,422	62,053
Other real estate owned	8,182	6,819	8,392	7,854
Adriatica real estate	9,656	9,727	16,065
Goodwill	28,742	28,742	11,222	11,222
Core deposit intangible, net	2,899	3,251	2,664	3,231
Federal Home Loan Bank (FHLB) of Dallas stock and other restricted stock	8,317	8,165	5,147	4,017
Bank-owned life insurance (BOLI)	11,084	10,924	10,597	10,266
Deferred tax asset	3,444	0
Other assets	11,060	11,288	9,612	8,891
Total assets	1,905,851	1,740,060	1,254,377	1,098,216
Deposits:
Noninterest-bearing	261,618	259,664	168,849	133,307
Interest-bearing	1,223,511	1,131,076	861,635	794,236
Total deposits	1,485,129	1,390,740	1,030,484	927,543
FHLB advances	164,529	164,601	82,291	55,273
Notes payable	0	15,729	18,692	9,000
Other borrowings	8,882	12,252	10,992	8,051
Other borrowings, related parties	7,683	8,536	6,111	3,332
Junior subordinated debentures	18,147	18,147	14,538	14,538
Other liabilities	7,299	5,545	5,272	4,435
Total liabilities	1,691,669	1,615,550	1,168,380	1,022,172
Commitments and contingencies
Stockholders' equity:
Common stock	121	83	69	69
Additional paid-in capital	209,396	88,791	59,196	58,149
Retained earnings	5,874	33,290	24,594	16,984
Treasury stock, at cost	0	(232)	(24)	(24)
Accumulated other comprehensive income (loss)	(1,209)	2,578	2,162	866
Total stockholders' equity	214,182	124,510	85,997	76,044
Total liabilities and stockholders' equity	1,905,851	1,740,060	1,254,377	1,098,216
Pro Forma
Assets
Cash and due from banks		30,920
Federal Reserve Excess Balance Account (EBA)		71,370
Cash and cash equivalents		102,290
Certificates of deposit held in other banks		7,720
Securities available for sale		113,355
Loans held for sale		9,162
Loans, net of allowance for loan losses		1,358,036
Premises and equipment, net		70,581
Other real estate owned		6,819
Adriatica real estate		9,727
Goodwill		28,742
Core deposit intangible, net		3,251
Federal Home Loan Bank (FHLB) of Dallas stock and other restricted stock		8,165
Bank-owned life insurance (BOLI)		10,924
Deferred tax asset		111
Other assets		11,288
Total assets		1,740,171
Deposits:
Noninterest-bearing		259,664
Interest-bearing		1,131,076
Total deposits		1,390,740
FHLB advances		164,601
Notes payable		15,729
Other borrowings		12,252
Other borrowings, related parties		8,536
Junior subordinated debentures		18,147
Dividends payable		6,030
Other liabilities		5,545
Total liabilities		1,621,580
Commitments and contingencies
Stockholders' equity:
Common stock		83
Additional paid-in capital		116,051
Retained earnings		111
Treasury stock, at cost		(232)
Accumulated other comprehensive income (loss)		2,578
Total stockholders' equity		118,591
Total liabilities and stockholders' equity		$ 1,740,171

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortized cost of securities available for sale	$ 113,704	$ 110,777	$ 91,829	$ 51,745
Allowance for loan losses	12,762	11,478	9,060	8,403
Common stock, shares outstanding (shares)	12,064,967	8,278,354
Common stock, shares issued		8,278,354	6,852,309	6,834,344
Treasury stock, at cost (shares)	0	8,647	2,016	2,016
Pro Forma
Amortized cost of securities available for sale		110,777
Allowance for loan losses		$ 11,478
Common stock, shares issued		8,278,354
Treasury stock, at cost (shares)		8,647

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 41,207	$ 32,006	$ 69,494	$ 57,263	$ 49,614
Interest on taxable securities	641	660	1,357	1,767	1,903
Interest on nontaxable securities	507	399	825	522	147
Interest on federal funds sold and other	171	157	214	87	70
Total interest income	42,526	33,222	71,890	59,639	51,734
Interest expense:
Interest on deposits	3,461	4,301	8,351	9,912	10,779
Interest on FHLB advances	1,656	1,087	2,383	1,477	1,425
Interest on notes payable and other borrowings	1,073	974	2,072	1,489	981
Interest on junior subordinated debentures	271	253	531	480	484
Total interest expense	6,461	6,615	13,337	13,358	13,669
Net interest income	36,065	26,607	58,553	46,281	38,065
Provision for loan losses	2,109	1,242	3,184	1,650	4,043
Net interest income after provision for loan losses	33,956	25,365	55,369	44,631	34,022
Noninterest income:
Service charges on deposit accounts	2,349	1,647	3,386	3,383	2,841
Mortgage fee income	2,163	1,857	4,116	2,654	1,741
Bargain purchase gain on acquisitions of banks			0	0	6,692
Gain on sale of branch			38	0	0
Gain (loss) on sale of other real estate	173	(44)	1,135	918	136
Loss on sale of securities available for sale	0	(3)	(3)	0	0
(Loss) gain on sale of premises and equipment	(1)	(345)	(343)	21	1
Increase in cash surrender value of BOLI	160	163	327	330	303
Other	314	250	512	402	442
Total noninterest income	5,158	3,525	9,168	7,708	12,156
Noninterest expense:
Salaries and employee benefits	15,712	12,257	26,569	21,118	17,019
Occupancy	4,445	3,494	7,317	6,776	5,552
Data processing	612	559	1,198	850	708
FDIC assessment	(12)	413	800	1,238	1,042
Advertising and public relations	404	339	626	589	483
Communications	678	643	1,334	1,074	843
Net other real estate owned expenses (including taxes)	257	141	220	403	825
Operations of IBG Adriatica, net	372	528	832	871	0
Other real estate impairment	463	56	94	184	805
Core deposit intangible amortization	352	311	656	567	431
Professional fees	565	448	1,104	971	750
Acquisition expense, including legal	128	605	1,401	0	668
Other	3,331	2,301	5,009	3,998	3,936
Total noninterest expense	27,307	22,095	47,160	38,639	33,062
Income before taxes	11,807	6,795
Income tax expense	245	0
Net income	11,562	6,795	17,377	13,700	13,116
Basic earnings per share (usd per share)	$ 1.14	$ 0.92	$ 2.23	$ 2	$ 1.95
Diluted earnings per share (usd per share)	$ 1.13	$ 0.92	$ 2.23	$ 2	$ 1.95
Pro Forma
Noninterest expense:
Income tax expense	3,871	2,045	5,230	4,343	4,341
Net income	$ 7,936	$ 4,750	$ 12,147	$ 9,357	$ 8,775
Basic earnings per share (usd per share)	$ 0.78	$ 0.64	$ 1.56	$ 1.37	$ 1.31
Diluted earnings per share (usd per share)	$ 0.78	$ 0.64	$ 1.56	$ 1.37	$ 1.31

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 11,562	$ 6,795	$ 17,377	$ 13,700	$ 13,116
Other comprehensive income (loss):
Net change in unrealized gains on available for sale securities	(5,350)	21	413	1,296	786
Reclassification adjustment for loss on sale of securities available for sale	0	3	3	0	0
Other comprehensive income (loss) before tax:	(5,350)	24
Income tax expense (benefit)	(1,563)	0
Other comprehensive income (loss), net of tax	(3,787)	24	416	1,296	786
Comprehensive income	$ 7,775	$ 6,819	$ 17,793	$ 14,996	$ 13,902

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2009	$ 62,479	$ 67	$ 54,243	$ 8,112	$ (23)	$ 80
Beginning balance (in shares) at Dec. 31, 2009		6,629,976
Net income	13,116			13,116
Other comprehensive income (loss), net of tax	786
Unrealized gain on securities available for sale	786					786
Stock warrants issued	0
Restricted stock granted (shares)		11,680
Stock issued for acquisition of bank, shares		192,688
Stock issued for acquisition of bank	3,311	2	3,309
Stock awards amortized	597		597
Treasury stock purchased (shares)		(96)
Treasury stock purchased	(1)				(1)
Dividends	(4,244)			(4,244)
Ending balance at Dec. 31, 2010	76,044	69	58,149	16,984	(24)	866
Ending balance (in shares) at Dec. 31, 2010		6,834,344
Net income	13,700			13,700
Other comprehensive income (loss), net of tax	1,296
Unrealized gain on securities available for sale	1,296					1,296
Stock warrants issued	475		475
Restricted stock granted (shares)		17,965
Stock awards amortized	572		572
Dividends paid	(6,090)			(6,090)
Ending balance at Dec. 31, 2011	85,997	69	59,196	24,594		2,162
Ending balance (in shares) at Dec. 31, 2011		6,852,309
Net income	6,795			6,795
Other comprehensive income (loss), net of tax	24					24
Stock issued (in shares)		992,000
Stock issued	20,150	10	20,140
Stock awards amortized	290		290
Dividends	(3,305)			(3,305)
Ending balance at Jun. 30, 2012	109,951	79	79,626	28,084	(24)	2,186
Ending balance (in shares) at Jun. 30, 2012		7,844,309
Beginning balance at Dec. 31, 2011	85,997	69	59,196	24,594	(24)	2,162
Beginning balance (in shares) at Dec. 31, 2011		6,852,309
Net income	17,377			17,377
Other comprehensive income (loss), net of tax	416
Unrealized gain on securities available for sale	416					416
Stock warrants issued	0
Stock issued (in shares)		1,243,824
Stock issued	25,265	12	25,253
Stock issued for acquisition of bank, shares		182,221
Stock issued for acquisition of bank	3,701	2	3,699
Stock awards amortized	643		643
Treasury stock purchased (shares)		(6,631)
Treasury stock purchased	(208)				(208)
Dividends paid	(8,681)			(8,681)
Ending balance at Dec. 31, 2012	124,510	83	88,791	33,290	(232)	2,578
Ending balance (in shares) at Dec. 31, 2012		8,278,354
Net income	11,562			11,562
Other comprehensive income (loss), net of tax	(3,787)					(3,787)
Treasury stock retired (shares)		(8,647)
Treasury stock retired			(232)		232
Stock issued (in shares)		3,680,000
Stock issued	86,657	37	86,620
Reclassification adjustment for change in taxable status			33,624	(33,624)
Restricted stock granted (shares)		115,260
Restricted stock granted		1	(1)
Stock awards amortized	594		594
Dividends	(5,354)			(5,354)
Ending balance at Jun. 30, 2013	$ 214,182	$ 121	$ 209,396	$ 5,874	$ 0	$ (1,209)
Ending balance (in shares) at Jun. 30, 2013		12,064,967

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock warrants issued (warrants)				150,544
Dividends paid (usd per share)	$ 0.65	$ 0.45	$ 1.12	$ 0.89	$ 0.63

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 11,562	$ 6,795	$ 17,377	$ 13,700	$ 13,116
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	1,983	1,655	3,524	3,302	2,868
Amortization of core deposit intangibles	352	311	656	567	431
Amortization (accretion) of premium (discount) on securities, net	35	(17)	(1)	(84)	(10)
Stock grants amortized	594	290	643	572	597
FHLB stock dividends	(12)	(7)	(17)	(12)	(15)
Loss on sale of securities available for sale	0	3	3	0	0
Net loss (gain) on sale of premises and equipment	1	345	343	(21)	(1)
Gain on sale of branch			(38)	0	0
(Gain) loss recognized on other real estate transactions	(173)	44	(1,135)	(918)	(136)
Impairment of other real estate	463	56	94	184	805
Bargain purchase gain on acquisitions of banks			0	0	(6,692)
Deferred tax benefit	(1,881)	0
Provision for loan losses	2,109	1,242	3,184	1,650	4,043
Increase in cash surrender value of life insurance	(160)	(163)	(327)	(330)	(303)
Loans originated for sale	(95,680)	(78,144)	(177,063)	(113,527)	(60,545)
Proceeds from sale of loans	96,384	75,431	170,892	113,837	57,391
Net change in other assets	228	652	95	(18)	924
Net change in other liabilities	1,754	(594)	(421)	891	(1,131)
Net cash provided by operating activities	17,559	7,899	17,809	19,793	11,342
Cash flows from investing activities:
Proceeds from maturities and pay downs of securities available for sale	19,241	40,689	245,581	207,863	187,276
Proceeds from sale of securities available for sale	0	2,078	2,078	0	0
Purchases of securities available for sale	(22,203)	(44,484)	(256,295)	(247,921)	(186,914)
Proceeds from calls, maturities and paydowns of securities held to maturity			0	0	3,017
Purchases of securities held to maturity			0	0	(1,984)
Proceeds from maturities of certificates held in other banks	3,935	1,395	9,358	0	0
Net (purchases) redemptions of FHLB stock	(140)	182	(1,584)	(1,118)	622
Net loans originated	(145,791)	(77,702)	(202,371)	(134,893)	(75,999)
Additions to premises and equipment	(5,032)	(3,744)	(14,063)	(2,267)	(3,177)
Proceeds from sale of premises and equipment	9	3,398	5,095	617	192
Proceeds from sale of other real estate owned	1,046	1,112	8,880	5,727	10,628
Capitalized additions to other real estate	(63)	(416)	(592)	(524)	(118)
Premiums paid for bank owned life insurance			0	0	(4,000)
Cash paid for Adriatica note acquired			0	(4,062)	0
Cash received from acquired bank	0	19,993	46,230	0	37,819
Cash paid in connection with acquisition	0	(37,000)	(46,600)	0	(101)
Net cash transferred in branch sale			(18,563)	0	0
Net cash used in investing activities	(148,998)	(94,499)	(222,846)	(176,578)	(32,739)
Cash flows from financing activities:
Net increase in demand deposits, NOW and savings accounts	62,657	65,439	183,919	141,440	122,569
Net increase (decrease) in time deposits	31,732	(17,034)	(20,039)	(38,499)	(39,009)
Net change in FHLB advances	(72)	9,906	69,810	27,018	(27,589)
Repayments of other borrowings	(19,952)	(2,081)	(10,958)	(4,859)	(2,072)
Proceeds from other borrowings	0	7,000	11,680	8,083	0
Proceeds from sale of common stock	86,657	20,150	25,150	0	0
Treasury stock purchased			(208)	0	(1)
Dividends paid	(5,354)	(3,305)	(8,681)	(6,090)	(4,244)
Net cash provided by financing activities	155,668	80,075	250,673	127,093	49,654
Net change in cash and cash equivalents	24,229	(6,525)	45,636	(29,692)	28,257
Cash and cash equivalents at beginning of period	102,290	56,654	56,654	86,346	58,089
Cash and cash equivalents at end of period	$ 126,519	$ 50,129	$ 102,290	$ 56,654	$ 86,346

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Note 1.	Summary of Significant Accounting Policies

Nature of Operations: Independent Bank Group, Inc. (IBG) through its subsidiary, Independent Bank, a Texas state banking corporation (Bank) (collectively known as the Company), provides a full range of banking services to individual and corporate customers in the North and Central Texas areas through its various branch locations in those areas. The Company is engaged in traditional community banking activities, which include commercial and retail lending, deposit gathering, investment and liquidity management activities. The Company’s primary deposit products are demand deposits, money market accounts and certificates of deposit, and its primary lending products are commercial business and real estate, real estate mortgage and consumer loans.

Basis of Presentation: The accompanying consolidated financial statements include the accounts of IBG, its wholly-owned subsidiaries, the Bank and IBG Adriatica Holdings, Inc. (Adriatica) and the Bank’s wholly-owned subsidiaries, IBG Real Estate Holdings, Inc., and IBG Aircraft Acquisition, Inc. Adriatica was formed in 2011 to acquire a mixed use residential and retail real estate development in McKinney, Texas. All material intercompany transactions and balances have been eliminated in consolidation.

In addition, the Company wholly-owns IB Trust I (Trust I), IB Trust II (Trust II), IB Trust III (Trust III), IB Centex Trust I (Centex Trust I) and Community Group Statutory Trust I (CGI Trust I). The Trusts were formed to issue trust preferred securities and do not meet the criteria for consolidation.

The consolidated interim financial statements are unaudited, but include all adjustments, which, in the opinion of management are necessary for a fair presentation of the results of the periods presented. All such adjustments were of a normal and recurring nature. These financial statements should be read in conjunction with the financial statements and the notes thereto in the Company’s registration statement on Form S-1. The consolidated statement of condition at December 31, 2012 has been derived from the audited financial statements as of that date but does not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements.

Segment Reporting: The Company has one reportable segment. The Company’s chief operating decision-maker uses consolidated results to make operating and strategic decisions.

Initial Public Offering (IPO): IBG qualifies as an “emerging growth company” as defined by the Jumpstart Our Business Startups Act (JOBS Act). In October 2012, the Board of Directors of the Company approved a resolution for IBG to sell shares of common stock to the public in an initial public offering. On December 28, 2012, the Company submitted a confidential draft Registration Statement on Form S-1 with the SEC with respect to the shares to be registered and sold. On February 27, 2013, the Company filed a Registration Statement on Form S-1 with the SEC. That Registration Statement was declared effective by the SEC on April 2, 2013. The Company sold and issued 3,680,000 shares of common stock at $26 per share in reliance on that Registration Statement. Total proceeds received by the Company, net of offering costs were approximately $87 million.

In connection with the initial public offering, on February 22, 2013, the Company amended its certificate of incorporation to affect a 3.2 for one stock split of its common stock and change the par value of common stock from $1 to $.01. All previously reported share amounts have been retrospectively restated to give effect to the stock split and the common stock account has been reallocated to additional paid in capital to reflect the new par value. The Company also terminated its S-Corporation status and became a taxable corporate entity (C Corporation) on April 1, 2013. The consolidated statement of stockholders’ equity presents a constructive distribution to the owners followed by a contribution to the capital of the corporate entity. The transfer did not affect total stockholders’ equity.

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities (excluding deferred tax assets and liabilities related to business combinations or components of other comprehensive income). Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the expected amount most likely to be realized. Realization of deferred tax assets is dependent upon the level of historical income and estimates of future taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets will be realized.

The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Any interest and/or penalties related to income taxes are reported as a component of income tax expense.

The Company files a consolidated income tax return in U.S. federal jurisdiction and Texas.

Pro forma statements: Pro forma amounts for income tax expense and basic and diluted earnings per share have been presented assuming the Company’s effective tax rate of 32.8% for the six months ended June 30, 2013 and 30.1% for the six months ended June 30, 2012, as if it had been a C Corporation during those periods. The difference in the statutory rate of 35% and the Company’s effective rate is primarily due to nontaxable income earned on municipal securities and bank owned life insurance. In addition, the pro forma results for the six months ended June 30, 2013 excludes the initial deferred tax credit as discussed in Note 7.

Earnings per share: Basic earnings per common share are net income divided by the weighted average number of common shares outstanding during the period. The unvested share-based payment awards that contain rights to non forfeitable dividends are considered participating securities for this calculation. Diluted earnings per common share include the dilutive effect of additional potential common shares issuable under stock warrants. The dilutive effect of participating non vested common stock was not included as it was anti-dilutive. Proceeds from the assumed exercise of dilutive stock warrants are assumed to be used to repurchase common stock at the average market price.

	Six months ended June 30,
	2013	2012
Basic earnings per share:
Net income	$11,562	$6,795
Less:
Undistributed earnings allocated to participating securities	116	72
Dividends paid on participating securities	100	68

Net income available to common shareholders	$11,346	$6,655

Weighted-average basic shares outstanding	9,960,767	7,232,697

Basic earnings per share	$1.14	$0.92

Diluted earnings per share:
Net income available to common shareholders	$11,346	$6,655

Total weighted-average basic shares outstanding	9,960,767	7,232,697
Add dilutive stock warrants	48,419	23,126

Total weighted-average diluted shares outstanding	10,009,186	7,255,823

Diluted earnings per share	$1.13	$0.92

Pro forma earnings per share:
Pro forma net income	$7,936	$4,750
Less undistributed earnings allocated to participating securities	48	30
Less dividends paid on participating securities	100	68

Pro forma net income available to common shareholders after tax	$7,788	$4,652

Pro forma basic earnings per share	$0.78	$0.64

Pro forma diluted earnings per share	$0.78	$0.64

Anti-dilutive participating securities	108,639	99,775

Subsequent events: The Company has evaluated subsequent events through the time of filing these financial statements with the SEC and noted no subsequent events requiring financial statement recognition or disclosure, except as disclosed in Note 11.

Note 1.	Summary of Significant Accounting Policies

Nature of operations: Independent Bank Group, Inc. (“IBG”) through its subsidiary, Independent Bank (“Bank”), provides a full range of banking services to individual and corporate customers in the North and Central Texas areas through its various branch locations in those areas. The Company is engaged in traditional community banking activities, which include commercial and retail lending, deposit gathering, investment and liquidity management activities. The Company’s primary deposit products are demand deposits, money market accounts and certificates of deposit, and its primary lending products are commercial business and real estate, real estate mortgage and consumer loans.

Principles of consolidation: The accompanying consolidated financial statements include the accounts of IBG, its wholly-owned subsidiaries, the Bank and IBG Adriatica Holdings, Inc. (“Adriatica”) and the Bank’s wholly-owned subsidiaries, IBG Real Estate Holdings, Inc., IBG Aircraft Acquisition, Inc. and IBG Aviation Holdings, Inc. Adriatica was formed in 2011 to acquire a mixed use residential and retail real estate development in McKinney, Texas (see Note 21). IBG Aviation Holdings, Inc. was dissolved in 2012. All material intercompany transactions and balances have been eliminated in consolidation.

In addition, the Company wholly-owns IB Trust I (Trust I), IB Trust II (Trust II), IB Trust III (Trust III), IB Centex Trust I (Centex Trust I) and Community Group Statutory Trust I (CGI Trust I). The Trusts were formed to issue trust preferred securities and do not meet the criteria for consolidation (see Note 13).

The accounting and reporting policies of Independent Bank Group, Inc. and Subsidiaries (Company) conform to U.S. generally accepted accounting principles and to general practices within the banking industry. The following are descriptions of the more significant of those policies.

Accounting standards codification: The Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) is the officially recognized source of authoritative U.S. generally accepted accounting principles (GAAP) applicable to all public and non-public non-governmental entities. Rules and interpretive releases of the SEC under the authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. All other accounting literature is considered non-authoritative. Citing particular content in the ASC involves specifying the unique numeric path to the content through the Topic, Subtopic, Section and Paragraph structure.

Use of estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Accordingly, actual results could differ from those estimates. The material estimates included in the financial statements relate to the allowance for loan losses and valuation of assets and liabilities acquired in business combinations.

Cash and cash equivalents: For the purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks and federal funds sold. All highly liquid investments with an initial maturity of less than ninety days are considered to be cash equivalents. The Company maintains deposits with other financial institutions in amounts that exceed FDIC insurance coverage. The Company’s management monitors the balance in these accounts and periodically assesses the financial condition of the other financial institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risks on cash or cash equivalents. At December 31, 2011 and 2010, the Company had $25,183 and $16,603, deposit and clearing accounts at one unaffiliated commercial bank, respectively. Such amounts were greater than 20% of stockholders’ equity.

Cash and cash equivalents include interest-bearing funds of $71,612, $24,164 and $62,360 at December 31, 2012, 2011 and 2010, respectively.

Certificates of deposit: Certificates of deposit are FDIC insured deposits in other financial institutions that mature within one year and are carried at cost.

Securities: Securities classified as available for sale are those debt and equity securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors.

Securities available for sale are reported at fair value with unrealized gains or losses reported as a separate component of other comprehensive income. The amortization of premiums and accretion of discounts, computed by the interest method over their contractual lives, are recognized in interest income.

Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings on the trade date.

In estimating other than temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to retain its investment and whether it is more likely than not the Company will be required to sell its investment before its anticipated recovery in fair value. When the Company does not intend to sell the security, and it is more likely than not that it will not have to sell the security before recovery of its cost basis, it will recognize the credit component of an other than temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.

Loans held for sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value, as determined by aggregate outstanding commitments from investors. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. Gains and losses on sales of loans are recognized in noninterest income at settlement dates and are determined by the difference between the sales proceeds and the carrying value of the loans.

Acquired loans: Acquired loans from the transactions accounted for as a business combination include both non-performing loans with evidence of credit deterioration since their origination date and performing loans. The Company is accounting for the non-performing loans acquired in accordance with Accounting Standards Codification (ASC) 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. At the date of the acquisition, the acquired loans were recorded at their fair value and there is no carryover of the seller’s allowance for loan losses.

Purchased credit impaired loans are accounted for individually. The Company estimates the amount and timing of expected cash flows for each loan, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan (accretable yield). The excess of the loan’s contractual principal and interest over expected cash flows is not recorded (nonaccretable difference).

Over the life of the loan, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected cash flows is greater than the carrying amount, it is recognized as part of future interest income.

The performing loans are being accounted for under Accounting Standards Codification (ASC) 310-20, Nonrefundable Fees and Other Costs, with the related discount being adjusted for over the life of the loan and recognized as interest income.

Loans, net: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for the allowance for loan losses. The Company originates mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse.

Fees and costs associated with originating loans are recognized in the period they are incurred. The provisions of FASB ASC Topic 310, Receivables, generally provide that such fees and related costs be deferred and recognized over the life of the loan as an adjustment of yield. Management believes that not deferring such amounts and amortizing them over the life of the related loans does not materially affect the financial position or results of operations of the Company.

Allowance for loan losses: The allowance for loan losses is maintained at a level considered adequate by management to provide for probable loan losses. The allowance is increased by provisions charged to expense. Loans are charged against the allowance for loan losses when management believes that collectability of the principal is unlikely. Subsequent recoveries, if any, are credited to the allowance. The provision for loan losses is the amount, which, in the judgment of management, is necessary to establish the allowance for loan losses at a level that is adequate to absorb known and inherent risks in the loan portfolio.

The allowance consists of allocated and general components. The allocated component relates to loans that are individually classified as impaired, for which the carrying value of the loan exceeded the fair value of the collateral or the present value of expected future cash flows.

The general component covers loans which are not impaired and is based on the historical loan loss experience for the last three years, including adjustments to historical loss experience, maintained to cover uncertainties that affect the Bank’s estimate of probable losses for each loan type, and several other factors. These factors include changes in experience of lending staff, lending policies and procedures; changes in collection, charge-off and recovery practices; changes in the nature and volume of the loan portfolio; changes in the volume and severity of nonperforming loans; the existence and effect of any concentrations of credit and changes in the level of such concentrations; and changes in current, national and local economic and business conditions.

This evaluation does not include the effects of expected losses on individual loans or groups of loans that are related to future events or expected changes in economic conditions. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses, and may require the Bank to make additions to the allowance based on their judgment about information available to them at the time of their examinations.

Impaired loans: Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan’s effective interest rate; (2) the loan’s observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company’s impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent. The amount of impairment, if any, is included in the allowance for loan losses.

All commercial, real estate, agricultural loans and troubled debt restructurings are considered for individual impairment analysis. Smaller balance consumer loans are collectively evaluated for impairment.

The accrual of interest is discontinued on a loan when management believes; after considering collection efforts and other factors that the borrower’s financial condition is such that collection of interest is doubtful. All interest accrued but not collected for loans that are placed on nonaccrual status or charged-off is reversed against interest income. Cash collections on nonaccrual loans are generally credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Premises and equipment, net: Land is carried at cost. Bank premises, furniture and equipment and aircraft are carried at cost, less accumulated depreciation computed principally by the straight-line method over the estimated useful lives of the assets, which range from three to thirty years.

Leasehold improvements are carried at cost and are depreciated over the shorter of the estimated useful life or the lease period.

Long-term assets: Premises and equipment and other long-term assets are reviewed for impairment when events indicate that their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Other real estate owned and Adriatica real estate: Real estate properties acquired through, or in lieu of, loan foreclosure are initially recorded at fair value less estimated selling costs at the date of foreclosure, establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of carrying amount or fair value less cost to sell.

Revenue and expenses from operations of other real estate owned and Adriatica real estate and impairment charges on other real estate are included in noninterest expense. Gains and losses on sale of other real estate are included in noninterest income.

Goodwill and core deposit intangible, net: Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is tested for impairment annually on December 31 or on an interim basis if an event triggering impairment may have occurred. The Company is unaware of any events or circumstances that would trigger impairment at December 31, 2012.

Core deposit intangibles are acquired customer relationships arising from bank acquisitions and are being amortized on a straight-line basis over their estimated useful lives of ten years. Core deposit intangibles are tested for impairment whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable from future undiscounted cash flows.

Restricted stock: The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB of Dallas and Independent Bankers Financial Corporation stock do not have readily determinable fair values as ownership is restricted and they lack a ready market. As a result, these stocks are carried at cost and evaluated periodically by management for impairment.

Bank-owned life insurance: Bank-owned life insurance is recorded at the amount that can be realized under the insurance contracts at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. Changes in the net cash surrender value of the policies, as well as insurance proceeds received are reflected in noninterest income.

Income taxes: The Company has elected to be taxed under sections of federal income tax law which provide that, in lieu of corporation income taxes, the stockholders separately account for their pro rata shares of the Company’s items of income, deductions, losses and credits. Because the Company’s stockholders are obligated to pay federal income tax on the earnings of the Company, the Company has declared cash dividends sufficient to fund stockholders’ tax payments as they come due.

The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The open tax years are 2009 through 2011 for Federal purposes and 2008 through 2011 for the State of Texas. As of December 31, 2012, 2011 and 2010, respectively, after evaluating all uncertain tax positions, the Company has recorded no liability for interest or penalties on unrecognized tax positions at the end of the reporting period.

Loan commitments and related financial instruments: In the ordinary course of business, the Company has entered into certain off-balance-sheet financial instruments consisting of commitments to extend credit, commercial letters of credit, and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are incurred or received.

Management estimates losses on off-balance-sheet financial instruments using the same methodology as for portfolio loans. Estimated losses on off-balance-sheet financial instruments are recorded by charges to the provision for losses and credits to other liabilities in the Company’s consolidated balance sheet. There were no estimated losses on off-balance sheet financial instruments as of December 31, 2012, 2011 or 2010.

Stock based compensation: Stock compensation accounting guidance (FASB ASC 718) requires that all share-based payments to employees be valued at fair value on the grant date. Stock-based compensation expense is recognized using the straight-line method over the requisite service period for all awards.

Business combinations: The Company applies the acquisition method of accounting for business combinations. Under the acquisition method, the acquiring entity in a business combination recognizes 100 percent of the assets acquired and liabilities assumed at their acquisition date fair values. Management utilizes valuation techniques appropriate for the asset or liability being measured in determining these fair values. Any excess of the purchase price over amounts allocated to assets acquired, including identifiable intangible assets, and liabilities assumed is recorded as goodwill. Where amounts allocated to assets acquired and liabilities assumed is greater than the purchase price, a bargain purchase gain is recognized. Acquisition-related costs are expensed as incurred.

Comprehensive income: Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income. Gains and losses on available for sale securities are reclassified to net income as the gains or losses are realized upon sale of the securities. Other than temporary impairment charges are reclassified to net income at the time of the charge.

Pro forma statements (unaudited): As of the effective date of the initial public offering discussed in Note 24, the Company will terminate its S-Corporation status and become a taxable corporate entity (“C Corporation).

In accordance with 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (SAB Topic 4B) issued by the Securities and Exchange Commission (SEC), the December 31, 2012 pro forma balance sheet presents a reclassification of retained earnings of the Company as a Sub-Chapter S Corporation to additional paid-in capital. That presentation assumes a constructive distribution to the owners followed by a contribution to the capital to the corporate entity. The transfer does not affect total shareholders’ equity.

In addition, the pro forma balance sheet includes the effect of recording a deferred tax asset resulting from the difference between the financial statement carrying amounts of assets and liabilities and their respective tax bases of the Company as a C Corporation. As of December 31, 2012, the Company would record an estimated deferred tax asset of $111, which is reflected as an increase in retained earnings of $111.

In addition, the pro forma balance sheet includes a dividend of $3,030 that was declared and paid to shareholders in January 2013. It also includes a planned dividend of approximately $3,000 that will be paid to current shareholders to make their estimated tax payments on the S-Corporation taxable earnings through the date the 2013 S-Corporation status is terminated. The pro forma balance sheet does not reflect any earnings subsequent to December 31, 2012.

Pro forma amounts for income tax expense and basic and diluted earnings per share have been presented assuming the Company’s effective tax rate of 30.1%, 31.7% and 33.1% for the years ended December 31, 2012, 2011 and 2010 as if it had been a C Corporation during those periods. The difference in the statutory rate of 35% and the Company’s effective rate is primarily due to nontaxable income earned on municipal securities and bank owned life insurance.

Earnings per share: Basic earnings per common share are net income divided by the weighted average number of common shares outstanding during the year. The unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. Diluted earnings per common share include the dilutive effect of additional potential common shares issuable under stock warrants. The dilutive effect of participating non vested common stock was not included as it was anti-dilutive. Earnings per share are restated for all stock splits and stock dividends through the date of issuance of the financial statements. In addition, proceeds from the assumed exercise of dilutive stock warrants are assumed to be used to repurchase common stock at the average market price. Participating securities from stock awards to employees were anti-dilutive as of December 31, 2012, 2011 and 2010.

	Years Ended December 31,
	2012	2011	2010
Basic earnings per share:
Net income	$17,377	$13,700	$13,116
Less:
Undistributed earnings allocated to participating securities	168	193	261
Dividends paid on participating securities	169	155	125

Net income available to common shareholders	$17,040	$13,352	$12,730

Weighted-average basic shares outstanding	7,626,205	6,668,534	6,518,224

Basic earnings per share	$2.23	$2.00	$1.95

Diluted earnings per share:
Net income available to common shareholders	$17,040	$13,352	$12,730

Total weighted-average basic shares outstanding	7,626,205	6,668,534	6,518,224
Add dilutive stock warrants	23,161	6,544	—

Total weighted-average diluted shares outstanding	7,649,366	6,675,078	6,518,224

Diluted earnings per share	$2.23	$2.00	$1.95

Pro forma earnings per share (unaudited):
Pro forma net income	$12,147	$9,357	$8,775
Less undistributed earnings allocated to participating securities	66	82	133
Less dividends paid on participating securities	169	155	125

Pro forma net income available to common shareholders after tax	$11,912	$9,120	$8,517

Pro forma basic earnings per share	$1.56	$1.37	$1.31

Pro forma diluted earnings per share	$1.56	$1.37	$1.31

Anti-dilutive participating securities	105,238	100,517	101,767

Segment reporting: The Company has one reportable segment. The Company’s chief operating decision-maker uses consolidated results to make operating and strategic decisions.

Fair values of financial instruments: Accounting standards define fair value, establish a framework for measuring fair value in U.S. generally accepted accounting principles, and require certain disclosures about fair value measurements (see Note 18, “Fair Value Measurements”). In general, fair values of financial instruments are based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Company’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

Subsequent events: Companies are required to evaluate events and transactions that occur after the balance sheet date but before the date the financial statements are issued. They must recognize in the financial statements the effect of all events or transactions that provide additional evidence of conditions that existed at the balance sheet date, including the estimates inherent in the financial preparation process. Entities shall not recognize the impact of events or transactions that provide evidence about conditions that did not exist at the balance sheet date but arose after that date. The Company has evaluated subsequent events through February 27, 2013, the time of filing these financial statements with the SEC and noted no subsequent events requiring financial statement recognition or disclosure, except as disclosed in Note 24.

Statement of Cash Flows	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Statement of Cash Flows
Note 2.	Statement of Cash Flows

The Company has chosen to report on a net basis its cash receipts and cash payments for time deposits accepted and repayments of those deposits, and loans made to customers and principal collections on those loans. The Company uses the indirect method to present cash flows from operating activities. Other supplemental cash flow information is presented below:

	Six months ended June 30,
	2013	2012
Cash transactions:
Interest expense paid	$6,254	$6,589

Noncash transactions:
Transfers of loans to other real estate owned	$2,678	$288

Loans to facilitate the sale of other real estate owned	$113	$20

Writeoff of debt origination costs related to warrants	$223	$—

Note 4.	Statement of Cash Flows

The Company has chosen to report on a net basis its cash receipts and cash payments for time deposits accepted and repayments of those deposits, and loans made to customers and principal collections on those loans. The Company uses the indirect method to present cash flows from operating activities. Other supplemental cash flow information is presented below:

	Years Ended December 31,
	2012	2011	2010
Cash transactions:
Interest expense paid	$13,329	$13,534	$13,654

Noncash transactions:
Transfers of loans to other real estate owned	$885	$5,723	$13,410

Loans to facilitate the sale of other real estate owned	$3,473	$661	$358

Adriatica real estate notes financed	$—	$12,188	$—

Stock warrants issued for guarantee of other borrowings	$—	$475	$—

Common stock issued for noncompete agreement	$115	$—	$—

Transfer of bank premises to other real estate	$379	$—	$—

Supplemental schedule of noncash investing activities from acquisitions and branch sale:

	Years Ended December 31,
	2012	2011	2010
Noncash assets acquired:
Certificates of deposit held in other banks	$17,078	$—	$—
Securities available for sale	10,314	—	9,937
Restricted stock	1,417	—	204
Loans	180,448	—	67,505
Premises and equipment	5,717	—	14,541
Other real estate owned	1,573	—	4,553
Goodwill	17,746	—	—
Core deposit intangible	1,362	—	1,748
Other assets	1,669	—	564

Total assets	$237,324	$—	$99,052

Noncash liabilities assumed:
Deposits	$216,444	$—	$120,431
FHLB advances	12,500	—	—
Other borrowings	—	—	3,635
Junior subordinated debt	3,609	—	—
Other liabilities	700	—	949

Total liabilities	$233,253	$—	$125,015

Cash and cash equivalents acquired from acquisitions	$46,230	$—	$37,819

Contingent consideration recorded	$—	$—	$1,752

Cash paid to shareholders of acquired banks	$46,600	$—	$101

Fair value of common stock issued to shareholders of acquired bank	$3,701	$—	$3,311

Noncash assets transferred:
Loans	$807	$—	$—
Premises and equipment	280	—	—
Goodwill	254	—	—
Core deposit intangible	119	—	—
Other assets	13	—	—

Total assets	$1,473	$—	$—

Non cash liabilities transferred:
Deposits	$20,068	$—	$—
Other liabilities	6	—	—

Total liabilities	$20,074	$—	$—

Cash and cash equivalents transferred in branch sale	$133	$—	$—

Deposit premium received	$414	$—	$—

Cash paid to buyer, net of deposit premium	$18,430	$—	$—

Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Securities
Note 3.	Securities Available for Sale

Securities available for sale have been classified in the consolidated balance sheets according to management’s intent. The amortized cost of securities and their approximate fair values at June 30, 2013 and December 31, 2012, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
June 30, 2013:
U.S. treasuries	$3,496	$27	$—	$3,523
Government agency securities	69,636	123	(939)	68,820
Obligations of state and municipal subdivisions	37,976	231	(2,175)	36,032
Corporate bonds	2,092	—	(70)	2,022
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	504	31	—	535

	$113,704	$412	$(3,184)	$110,932

December 31, 2012:
U.S. treasuries	$3,493	$54	$—	$3,547
Government agency securities	69,636	575	—	70,211
Obligations of state and municipal subdivisions	34,908	2,123	(217)	36,814
Corporate bonds	2,105	23	(25)	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	45	—	680

	$110,777	$2,820	$(242)	$113,355

Securities with a carrying amount of approximately $91,128 and $84,117 at June 30, 2013 and December 31, 2012, respectively, were pledged to secure public fund deposits.

Proceeds from sale of securities available for sale and gross gains and losses for the six months ended June 30, 2013 and 2012 were as follows:

	Six months ended June 30,
	2013	2012
Proceeds from sale	—	$2,078

Gross gains	—	$—

Gross losses	—	$3

The amortized cost and estimated fair value of securities available for sale at June 30, 2013, by contractual maturity, are shown below. Maturities of pass-through certificates will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	June 30, 2013
	Securities Available for Sale
	Amortized Cost	Fair Value
Due in one year or less	$5,998	$6,054
Due from one year to five years	51,952	51,333
Due from five to ten years	21,900	21,652
Thereafter	33,350	31,358

	113,200	110,397
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	504	535

	$113,704	$110,932

Unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of June 30, 2013 and December 31, 2012, are summarized as follows:

Description of Securities	Number of Securities	Value Impaired				Total
		Less Than 12 Months		Greater Than 12 Months
		Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Securities Available for Sale
June 30, 2013
Government agency securities	30	$47,047	$(939)	$—	$—	$47,047	$(939)
Obligations of state and municipal subdivisions	42	22,362	(2,175)	—	—	22,362	(2,175)
Corporate bonds	2	2,022	(70)	—	—	2,022	(70)

		$71,431	$(3,184)	$—	$—	$71,431	$(3,184)

December 31, 2012
Obligations of state and municipal subdivisions	9	$6,551	$(217)	$—	$—	$6,551	$(217)
Corporate bonds	1	990	(25)	—	—	990	(25)

		$7,541	$(242)	$—	$—	$7,541	$(242)

Unrealized losses are generally due to changes in interest rates. The Company has the intent to hold these securities until maturity or a forecasted recovery and it is more likely than not that the Company will not have to sell the securities before the recovery of their cost basis. As such, the losses are deemed to be temporary.

Note 5.	Securities

Securities have been classified in the consolidated balance sheets according to management’s intent. The amortized cost of securities and their approximate fair values at December 31, 2012, 2011 and 2010 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
December 31, 2012:
U.S. treasuries	$3,493	$54	$—	$3,547
Government agency securities	69,636	575	—	70,211
Obligations of state and municipal subdivisions	34,908	2,123	(217)	36,814
Corporate bonds	2,105	23	(25)	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	45	—	680

	$110,777	$2,820	$(242)	$113,355

December 31, 2011:
U.S. treasuries	$2,492	$58	$—	$2,550
Government agency securities	65,092	615	(21)	65,686
Obligations of state and municipal subdivisions	20,970	1,355	—	22,325
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,275	155	—	3,430

	$91,829	$2,183	$(21)	$93,991

December 31, 2010:
U.S. treasuries	$1,000	$30	$—	$1,030
Government agency securities	40,686	798	(64)	41,420
Obligations of state and municipal subdivisions	6,063	71	(136)	5,998
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,996	168	(1)	4,163

	$51,745	$1,067	$(201)	$52,611

Securities with a carrying amount of approximately $84,117, $50,722 and $42,875 at December 31, 2012, 2011 and 2010, respectively, were pledged to secure public fund deposits.

As of December 31, 2012, the Moody credit ratings in the state and municipal obligations portfolio are shown in the following table.

Moody Credit Rating	% of portfolio
A1	5.2%
Aa1	2.2
Aa2	6.6
Aa3	0.9
Aaa	33.7
Not available	8.2
Not rated	43.2

100.0%

Approximately 51.4% of the state and municipal obligations are bonds with no credit ratings which are guaranteed by the Texas Permanent School Fund which maintains a AAA rating separate from the State of Texas. The municipals are primarily general obligation bonds issued by independent school districts located in Texas.

As of December 31, 2012 the two corporate bonds were rated A1 and A2.

Proceeds from sale of securities available for sale and gross gains and losses for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
	2012	2011	2010
Proceeds from sale	$2,078	$—	$—

Gross gains	$—	$—	$—

Gross losses	$3	$—	$—

The amortized cost and estimated fair value of securities available for sale at December 31, 2012, by contractual maturity, are shown below. Maturities of pass-through certificates will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2012
	Securities Available for Sale
	Amortized Cost	Fair Value
Due in one year or less	$2,499	$2,526
Due from one year to five years	49,559	49,960
Due from five to ten years	25,832	26,231
Thereafter	32,252	33,958

	110,142	112,675
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	680

	$110,777	$113,355

Unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2012, 2011 and 2010, are summarized as follows:

	Value Impaired
	Less Than 12 Months		Greater Than 12 Months		Total
Description of Securities	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Securities Available for Sale
December 31, 2012:
Obligations of state and municipal subdivisions	$6,551	$(217)	$—	$—	$6,551	$(217)
Corporate bonds	990	(25)	—	—	990	(25)

	$7,541	$(242)	$—	$—	$7,541	$(242)

December 31, 2011:
Government agency securities	$9,479	$(21)	$—	$—	$9,479	$(21)

December 31, 2010:
Government agency securities	$6,808	$(64)	$—	$—	$6,808	$(64)
Obligations of state and municipal subdivisions	3,853	(136)	—	—	3,853	(136)
Residential mortgage-backed securities guaranteed by FNMA, GNMA and FHLMC	344	(1)	—	—	344	(1)

	$11,005	$(201)	$—	$—	$11,005	$(201)

Unrealized losses are generally due to changes in interest rates. The Company has the intent to hold these securities until maturity or a forecasted recovery and it is more likely than not that the Company will not have to sell the securities before the recovery of their cost basis. As such, the losses are deemed to be temporary.

Effective January 1, 2010, held to maturity securities with an amortized cost of $40,090 were transferred to the available for sale category for liquidity purposes. Due to this transfer, the Company recorded a net unrealized gain of $979 in other comprehensive income.

Loans, Net and Allowance for Loan Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Loans, Net and Allowance for Loan Losses
Note 4.	Loans, Net and Allowance for Loan Losses

Loans, net at June 30, 2013 and December 31, 2012, consisted of the following:

	June 30,	December 31,
	2013	2012
Commercial	$200,755	$169,882
Real estate:
Commercial	731,030	648,494
Commercial construction, land and land development	101,755	97,329
Residential	328,816	306,187
Single family interim construction	71,844	67,920
Agricultural	34,491	40,127
Consumer	43,160	39,502
Other	64	73

	1,511,915	1,369,514
Allowance for loan losses	(12,762)	(11,478)

	$1,499,153	$1,358,036

Loans serviced for the benefit of others at June 30, 2013 and December 31, 2012 amounted to $2,809 and $3,775, respectively.

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans.

Commercial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand its business. The Company’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. These cash flows, however, may not be as expected and the value of collateral securing the loans may fluctuate. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short term loans may be made on an unsecured basis. Additionally, our commercial loan portfolio includes loans made to customers in the energy industry, which is a complex, technical and cyclical industry. Experienced bankers with specialized energy lending experience originate our energy loans. Companies in this industry produce, extract, develop, exploit and explore for oil and natural gas. Loans are primarily collateralized with proven producing oil and gas reserves based on a technical evaluation of these reserves.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location. Management monitors the diversification of the portfolio on a quarterly basis by type and geographic location. Management also tracks the level of owner occupied property versus non owner occupied property.

Land and commercial land development loans are underwritten using feasibility studies, independent appraisal reviews and financial analysis of the developers or property owners. Generally, borrowers must have a proven track record of success. Commercial construction loans are generally based upon estimates of cost and value of the completed project. These estimates may not be accurate. Commercial construction loans often involve the disbursement of substantial funds with the repayment dependent on the success of the ultimate project. Sources of repayment for these loans may be pre-committed permanent financing or sale of the developed property. The loans in this portfolio are geographically diverse and due to the increased risk are monitored closely by management and the board of directors on a quarterly basis.

Residential real estate and single family interim construction loans are underwritten primarily based on borrowers’ credit scores, documented income and minimum collateral values. Relatively small loan amounts are spread across many individual borrowers which minimizes risk in the residential portfolio. In addition, management evaluates trends in past dues and current economic factors on a regular basis.

Agricultural loans are collateralized by real estate and/or non-real estate. Agricultural real estate loans are primarily comprised of loans for the purchase of farmland. Loan-to-value ratios on loans secured by farmland generally do not exceed 80% and have amortization periods limited to twenty years. Agricultural non-real estate loans are generally comprised of term loans to fund the purchase of equipment, livestock and seasonal operating lines to cash grain farmers to plant and harvest corn and soybeans. Specific underwriting standards have been established for agricultural-related loans including the establishment of projections for each operating year based on industry developed estimates of farm input costs and expected commodity yields and prices. Operating lines are typically written for one year and secured by the crop and other farm assets as considered necessary.

Agricultural loans carry significant credit risks as they involve larger balances concentrated with single borrowers or groups of related borrowers. In addition, repayment of such loans depends on the successful operation or management of the farm property securing the loan or for which an operating loan is utilized. Farming operations may be affected by adverse weather conditions such as drought, hail or floods that can severely limit crop yields.

Consumer loans represent less than 3% of the outstanding total loan portfolio. Collateral consists primarily of automobiles and other personal assets. Credit score analysis is used to supplement the underwriting process.

Most of the Company’s lending activity occurs within the State of Texas, primarily in the north and central Texas regions. The majority of the Company’s portfolio consists of commercial and residential real estate loans. As of June 30, 2013 and December 31, 2012, there were no concentrations of loans related to a single industry in excess of 10% of total loans.

The allowance for loan losses is an amount that management believes will be adequate to absorb estimated losses relating to specifically identified loans, as well as probable credit losses inherent in the balance of the loan portfolio.

The allowance is derived from the following two components: 1) allowances established on individual impaired loans, which are based on a review of the individual characteristics of each loan, including the customer’s ability to repay the loan, the underlying collateral values, and the industry the customer operates in, and 2) allowances based on actual historical loss experience for the last three years for similar types of loans in the Company’s loan portfolio adjusted for primarily changes in the lending policies and procedures; collection, charge-off and recovery practices; nature and volume of the loan portfolio; volume and severity of nonperforming loans; existence and effect of any concentrations of credit and the level of such concentrations and current, national and local economic and business conditions. This second component also includes an unallocated allowance to cover uncertainties that could affect management’s estimate of probable losses. The unallocated allowance reflects the imprecision inherent in the underlying assumptions used in the methodologies for estimating this component.

The Company’s management continually evaluates the allowance for loan losses determined from the allowances established on individual loans and the amounts determined from historical loss percentages adjusted for the qualitative factors above. Should any of the factors considered by management change, the Company’s estimate of loan losses could also change and would affect the level of future provision expense. While the calculation of the allowance for loan losses utilizes management’s best judgment and all the information available, the adequacy of the allowance for loan losses is dependent on a variety of factors beyond the Company’s control, including, among other things, the performance of the entire loan portfolio, the economy, changes in interest rates and the view of regulatory authorities towards loan classifications.

In addition, regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses, and may require the Bank to make additions to the allowance based on their judgment about information available to them at the time of their examinations.

Loans requiring an allocated loan loss provision are generally identified at the servicing officer level based on review of weekly past due reports and/or the loan officer’s communication with borrowers. In addition, past due loans are discussed at weekly officer loan committee meetings to determine if classification is warranted. The Company’s credit department has implemented an internal risk based loan review process to identity potential internally classified loans that supplements the annual independent external loan review. The external review generally covers all loans greater than one million dollars. These reviews include analysis of borrower’s financial condition, payment histories and collateral values to determine if a loan should be internally classified. Generally, once classified, an impaired loan analysis is completed by the credit department to determine if the loan is impaired and the amount of allocated allowance required.

The Texas economy, specifically the Company’s lending area of north and central Texas, has generally performed better and appears to be recovering faster than certain other parts of the country. However, Texas is not completely immune to the problems associated with the U.S. economy. The risk of loss associated with all segments of the loan portfolio continues to be impacted by the prolonged economic recovery. The economy and other risk factors are minimized by the Company’s underwriting standards which include the following principles: 1) financial strength of the borrower including strong earnings, high net worth, significant liquidity and acceptable debt to worth ratio, 2) managerial business competence, 3) ability to repay, 4) loan to value, 5) projected cash flow and 6) guarantor financial statements as applicable. Following is a summary of the activity in the allowance for loan losses by loan class for the six months ended June 30, 2013 and 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total
Six months ended June 30, 2013
Balance at the beginning of period	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478
Provision for loan losses	(185)	2,667	(338)	17	51	68	—	(171)	2,109
Charge-offs	(231)	(556)	(66)	—	—	(24)	—	—	(877)
Recoveries	9	9	6	—	—	28	—	—	52

Balance at end of period	$1,970	$7,044	$2,567	$540	$210	$350	$—	$81	$12,762

Six months ended June 30, 2012
Balance at the beginning of period	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060
Provision for loan losses	20	874	91	360	22	115	—	(240)	1,242
Charge-offs	(78)	(204)	(171)	—	—	(38)	—	—	(491)
Recoveries	—	51	—	—	—	32	—	—	83

Balance at end of period	$1,201	$5,772	$1,884	$677	$231	$344	$—	$(215)	$9,894

The following table details the amount of the allowance for loan losses and recorded investment in loans by class as of June 30, 2013 and December 31, 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total
At June 30, 2013
Allowance for losses:
Individually evaluated for impairment	$332	$323	$92	$—	$—	$14	$—	$—	$761
Collectively evaluated for impairment	1,638	6,656	2,475	540	210	336	—	81	11,936
Loans acquired with deteriorated credit quality	—	65	—	—	—	—	—	—	65

Ending balance	$1,970	$7,044	$2,567	$540	$210	$350	$—	$81	$12,762

Loans:
Individually evaluated for impairment	$571	$7,948	$3,479	$—	$—	$75	$—	$—	$12,073
Collectively evaluated for impairment	198,418	824,022	324,471	71,844	34,491	43,085	64	—	1,496,395
Acquired with deteriorated credit quality	1,766	815	866	—	—	—	—	—	3,447

Ending balance	$200,755	$832,785	$328,816	$71,844	$34,491	$43,160	$64	$—	$1,511,915

At December 31, 2012
Allowance for losses:
Individually evaluated for impairment	$165	$644	$164	$—	$—	$16	$—	$—	$989
Collectively evaluated for impairment	2,212	4,280	2,801	523	159	262	—	252	10,489
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

Loans:
Individually evaluated for impairment	$724	$10,601	$3,376	$—	$—	$105	$—	$—	$14,806
Collectively evaluated for impairment	166,965	732,581	301,259	67,361	40,127	39,397	73	—	1,347,763
Acquired with deteriorated credit quality	2,193	2,641	1,552	559	—	—	—	—	6,945

Ending balance	$169,882	$745,823	$306,187	$67,920	$40,127	$39,502	$73	$—	$1,369,514

Nonperforming loans by loan class at June 30, 2013 and December 31, 2012, were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
June 30, 2013:
Nonaccrual loans	$431	$499	$751	$—	$—	$53	$—	$1,734
Loans past due 90 days and still accruing	—	—	30	—	—	—	—	30
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	120	2,478	2,077	—	—	2	—	4,677

	$551	$2,977	$2,858	$—	$—	$55	$—	$6,441

December 31, 2012:
Nonaccrual loans	$218	$4,857	$894	$560	$—	$70	$—	$6,599
Loans past due 90 days and still accruing	—	—	—	—	—	2	—	2
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	481	1,778	2,165	—	—	9	—	4,433

	$699	$6,635	$3,059	$560	$—	$81	$—	$11,034

Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. The Company has identified these loans through its normal loan review procedures. Impaired loans are measured based on 1) the present value of expected future cash flows discounted at the loans effective interest rate; 2) the loans observable market price; or 3) the fair value of collateral if the loan is collateral dependent. Substantially all of the Company’s impaired loans are measured at the fair value of the collateral. In limited cases, the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Impaired loans by loan class at June 30, 2013 and December 31, 2012, were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single- Family Interim Construction	Agricultural	Consumer	Other	Total
At June 30, 2013:
Impaired loans:
Impaired loans with an allowance for loan losses	$499	$2,615	$1,423	$—	$—	$49	$—	$4,586
Impaired loans with no allowance for loan losses	72	5,333	2,056	—	—	26	—	7,487

Total	$571	$7,948	$3,479	$—	$—	$75	$—	$12,073

Unpaid principal balance of impaired loans	$571	$8,347	$3,616	$—	$—	$75	$—	$12,609

Allowance for loan losses on impaired loans	$332	$323	$92	$—	$—	$14	$—	$761

At December 31, 2012:
Impaired loans:
Impaired loans with an allowance for loan losses	$644	$5,532	$1,301	$—	$—	$73	$—	$7,550
Impaired loans with no allowance for loan losses	80	5,069	2,075	—	—	32	—	7,256

Total	$724	$10,601	$3,376	$—	$—	$105	$—	$14,806

Unpaid principal balance of impaired loans	$741	$11,140	$3,475	$—	$—	$122	$—	$15,478

Allowance for loan losses on impaired loans	$165	$644	$164	$—	$—	$16	$—	$989

For the six months ended June 30, 2013:
Average recorded investment in impaired loans	$706	$9,031	$3,477	$—	$—	$87	$—	$13,301

Interest income recognized on impaired loans	$12	$208	$87	$—	$—	$1	$—	$308

For the six months ended June 30, 2012:
Average recorded investment in impaired loans	$793	$13,478	$3,981	$30	$—	$132	$—	$18,414

Interest income recognized on impaired loans	$24	$243	$73	$—	$—	$4	$—	$344

Certain impaired loans have adequate collateral and do not require a related allowance for loan loss.

The Company will charge off that portion of any loan which management considers a loss. Commercial and real estate loans are generally considered for charge-off when exposure beyond collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower’s financial condition.

The restructuring of a loan is considered a “troubled debt restructuring” if both 1) the borrower is experiencing financial difficulties and 2) the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, extending amortization and other actions intended to minimize potential losses. A “troubled debt restructured” loan is identified as impaired and measured for credit impairment as of each reporting period in accordance with the guidance in Accounting Standards Codification (ASC) 310-10-35. The recorded investment in troubled debt restructurings, including those on nonaccrual, was $5,066 and $7,544 as of June 30, 2013 and December 31, 2012.

Following is a summary of loans modified under troubled debt restructurings during the six months ended June 30, 2013 and 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
Troubled debt restructurings during the six months ended June 30, 2013:
Number of contracts	—	1	—	—	—	—	—	1

Pre-restructuring outstanding recorded investment	$—	$820	$—	$—	$—	$—	$—	$820

Post-restructuring outstanding recorded investment	$—	$820	$—	$—	$—	$—	$—	$820

Troubled debt restructurings during the six months ended June 30, 2012:
Number of contracts	2	1	1	—	—	1	—	5

Pre-restructuring outstanding recorded investment	$351	$101	$95	$—	$—	$26	$—	$573

Post-restructuring outstanding recorded investment	$351	$101	$95	$—	$—	$26	$—	$573

At June 30, 2013 and 2012, there were no loans modified under troubled debt restructurings during the respective previous twelve month period that subsequently defaulted during the six months ended June 30, 2013 and 2012.

Modifications primarily relate to extending the amortization periods of the loans and interest rate concessions. The majority of these loans were identified as impaired prior to restructuring; therefore the modifications did not materially impact the Company’s determination of the allowance for loan loss.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. The following table presents information regarding the aging of past due loans by loan class as of June 30, 2013 and December 31, 2012:

	Loans 30-89 Days Past Due	Loans 90 or More Past Due	Total Past Due Loans	Current Loans	Total Loans
June 30, 2013
Commercial	$1,701	$69	$1,770	$198,985	$200,755
Commercial real estate, land and land development	1,892	285	2,177	830,608	832,785
Residential real estate	2,217	208	2,425	326,391	328,816
Single-family interim construction	—	—	—	71,844	71,844
Agricultural	149	—	149	34,342	34,491
Consumer	96	31	127	43,033	43,160
Other	—	—	—	64	64

	$6,055	$593	$6,648	$1,505,267	$1,511,915

December 31, 2012
Commercial	$845	$—	$845	$169,037	$169,882
Commercial real estate, land and land development	3,091	62	3,153	742,670	745,823
Residential real estate	1,305	360	1,665	304,522	306,187
Single-family interim construction	—	559	559	67,361	67,920
Agricultural	23	—	23	40,104	40,127
Consumer	110	32	142	39,360	39,502
Other	—	—	—	73	73

	$5,374	$1,013	$6,387	$1,363,127	$1,369,514

The Company’s internal classified report is segregated into the following categories: 1) Pass/Watch, 2) Other Assets Especially Mentioned (OAEM), 3) Substandard and 4) Doubtful. The loans placed in the Pass/Watch category reflect the Company’s opinion that the loans reflect potential weakness which requires monitoring on a more frequent basis. The loans in the OAEM category reflect the Company’s opinion that the credit contains weaknesses which represent a greater degree of risk and warrant extra attention. These loans are reviewed monthly in the officers and directors loan committee meetings to determine if a change in category is warranted. The loans placed in the Substandard category are considered to be potentially inadequately protected by the current debt service capacity of the borrower and/or the pledged collateral. These credits, even if apparently protected by collateral value, have shown weakness related to adverse financial, managerial, economic, market or political conditions which may jeopardize repayment of principal and interest. There is possibility that some future loss could be sustained by the Company if such weakness is not corrected. The Doubtful category includes loans that are in default or principal exposure is probable. Substandard and Doubtful loans are individually evaluated to determine if they should be classified as impaired and an allowance is allocated if deemed necessary under ASC 310-10.

The loans that are not impaired are included with the remaining “pass” credits in determining the portion of the allowance for loan loss based on historical loss experience and other qualitative factors. The portfolio is segmented into categories including: commercial loans, consumer loans, commercial real estate loans, residential real estate loans and agricultural loans. The adjusted historical loss percentage is applied to each category. Each category is then added together to determine the allowance allocated under ASC 450-20.

A summary of loans by credit quality indicator by class as of June 30, 2013 and December 31, 2012, is as follows:

	Pass (Rating 1-4)	Pass/Watch	OAEM	Substandard	Doubtful	Total
June 30, 2013:
Commercial	$190,632	$2,033	$1,018	$6,723	$349	$200,755
Commercial real estate, construction, land and land development	809,867	10,795	4,433	7,690	—	832,785
Residential real estate	318,258	5,768	584	4,206	—	328,816
Single-family interim construction	71,261	365	218	—	—	71,844
Agricultural	34,156	297	—	38	—	34,491
Consumer	43,036	20	28	76	—	43,160
Other	64	—	—	—	—	64

	$1,467,274	$19,278	$6,281	$18,733	$349	$1,511,915

December 31, 2012:
Commercial	$165,842	$2,824	$203	$1,013	$—	$169,882
Commercial real estate, construction, land and land development	716,243	11,502	8,804	9,274	—	745,823
Residential real estate	295,870	4,303	867	5,039	108	306,187
Single-family interim construction	67,360	—	—	560	—	67,920
Agricultural	39,936	147	—	44	—	40,127
Consumer	39,315	60	13	114	—	39,502
Other	73	—	—	—	—	73

	$1,324,639	$18,836	$9,887	$16,044	$108	$1,369,514

The Company acquired certain loans which experienced credit deterioration since origination (purchased credit impaired (PCI) loans). Accretion on PCI loans is based on estimated future cash flows, regardless of contractual maturity.

The outstanding balance and related carrying amount of purchased credit impaired loans at June 30, 2013, December 31, 2012, and acquisition date are as follows:

	June 30, 2013	December 31, 2012	Acquisition Date
Outstanding balance	$4,406	$9,178	$10,839
Nonaccretable difference	(959)	(2,232)	(2,590)
Accretable yield	—	(1)	(27)

Carrying amount	$3,447	$6,945	$8,222

During the six months ended June 30, 2013, an allocation of $65 was established in the allowance for loan losses relating to two purchased credit impaired loans. There was no allocation established in the allowance for loan losses related to purchased credit impaired loans from the date of acquisition through June 30, 2012.

Note 6.	Loans, Net and Allowance for Loan Losses

Loans, net at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Commercial	$169,882	$127,827	$121,805
Real estate:
Commercial	648,494	470,820	361,106
Commercial construction, land and land development	97,329	79,063	81,270
Residential	306,187	219,938	207,996
Single-family interim construction	67,920	24,592	20,402
Agricultural	40,127	34,923	32,902
Consumer	39,502	28,437	31,270
Other	73	80	76

	1,369,514	985,680	856,827
Allowance for loan losses	(11,478)	(9,060)	(8,403)

	$1,358,036	$976,620	$848,424

Loans serviced for the benefit of others at December 31, 2012, 2011 and 2010 amounted to $3,775, $5,784 and $12,453, respectively.

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans.

Commercial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand its business. The Company’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. These cash flows, however, may not be as expected and the value of collateral securing the loans may fluctuate. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short term loans may be made on an unsecured basis.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location. Management monitors the diversification of the portfolio on a quarterly basis by type and geographic location. Management also tracks the level of owner occupied property versus non owner occupied property.

Land and commercial land development loans are underwritten using feasibility studies, independent appraisal reviews and financial analysis of the developers or property owners. Generally, borrowers must have a proven track record of success. Commercial construction loans are generally based upon estimates of cost and value of the completed project. These estimates may not be accurate. Commercial construction loans often involve the disbursement of substantial funds with the repayment dependent on the success of the ultimate project. Sources of repayment for these loans may be pre-committed permanent financing or sale of the developed property. The loans in this portfolio are geographically diverse and due to the increased risk are monitored closely by management and the board of directors on a quarterly basis.

Residential real estate and single-family interim construction loans are underwritten primarily based on borrowers’ credit scores, documented income and minimum collateral values. Relatively small loan amounts are spread across many individual borrowers which minimizes risk in the residential portfolio. In addition, management evaluates trends in past dues and current economic factors on a regular basis.

Agricultural loans are collateralized by real estate and/or non-real estate. Agricultural real estate loans are primarily comprised of loans for the purchase of farmland. Loan-to-value ratios on loans secured by farmland generally do not exceed 80% and have amortization periods limited to twenty years. Agricultural non-real estate loans are generally comprised of term loans to fund the purchase of equipment, livestock and seasonal operating lines to cash grain farmers to plant and harvest corn and soybeans. Specific underwriting standards have been established for agricultural-related loans including the establishment of projections for each operating year based on industry developed estimates of farm input costs and expected commodity yields and prices. Operating lines are typically written for one year and secured by the crop and other farm assets as considered necessary.

Agricultural loans carry significant credit risks as they involve larger balances concentrated with single borrowers or groups of related borrowers. In addition, repayment of such loans depends on the successful operation or management of the farm property securing the loan or for which an operating loan is utilized. Farming operations may be affected by adverse weather conditions such as drought, hail or floods that can severely limit crop yields.

Consumer loans represent only about 3% of the outstanding total loan portfolio. Collateral consists primarily of automobiles and other personal assets. Credit score analysis is used to supplement the underwriting process.

Most of the Company’s lending activity occurs within the State of Texas, primarily in the north and central Texas regions. The majority of the Company’s portfolio consists of commercial and residential real estate loans. As of December 31, 2012, 2011 and 2010, there were no concentrations of loans related to a single industry in excess of 10% of total loans.

The allowance for loan losses is an amount that management believes will be adequate to absorb estimated losses relating to specifically identified loans, as well as probable credit losses inherent in the balance of the loan portfolio.

The allowance is derived from the following two components: 1) allowances established on individual impaired loans, which are based on a review of the individual characteristics of each loan, including the customer’s ability to repay the loan, the underlying collateral values, and the industry the customer operates in, and 2) allowances based on actual historical loss experience for the last three years for similar types of loans in the Company’s loan portfolio adjusted for primarily changes in the lending policies and procedures; collection, charge-off and recovery practices; nature and volume of the loan portfolio; volume and severity of nonperforming loans; existence and effect of any concentrations of credit and the level of such concentrations and current, national and local economic and business conditions. This second component also includes an unallocated allowance to cover uncertainties that could affect management’s estimate of probable losses. The unallocated allowance reflects the imprecision inherent in the underlying assumptions used in the methodologies for estimating this component.

The Company’s management continually evaluates the allowance for loan losses determined from the allowances established on individual loans and the amounts determined from historical loss percentages adjusted for the qualitative factors above. Should any of the factors considered by management change, the Company’s estimate of loan losses could also change and would affect the level of future provision expense. While the calculation of the allowance for loan losses utilizes management’s best judgment and all the information available, the adequacy of the allowance for loan losses is dependent on a variety of factors beyond the Company’s control, including, among other things, the performance of the entire loan portfolio, the economy, changes in interest rates and the view of regulatory authorities towards loan classifications.

In addition, regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses, and may require the Bank to make additions to the allowance based on their judgment about information available to them at the time of their examinations.

Loans requiring an allocated loan loss provision are generally identified at the servicing officer level based on review of weekly past due reports and/or the loan officer’s communication with borrowers. In addition, past due loans are discussed at weekly officer loan committee meetings to determine if classification is warranted. The Company’s credit department has implemented an internal risk based loan review process to identity potential internally classified loans that supplements the annual independent external loan review. The external review generally covers all loans greater than one million dollars. These reviews include analysis of borrower’s financial condition, payment histories and collateral values to determine if a loan should be internally classified. Generally, once classified, an impaired loan analysis is completed by the credit department to determine if the loan is impaired and the amount of allocated allowance required.

The Texas economy, specifically the Company’s lending area of north and central Texas, has generally performed better and appears to be recovering faster than certain other parts of the country. However, Texas is not completely immune to the problems associated with the U.S. economy. The risk of loss associated with all segments of the loan portfolio continues to be impacted by the prolonged economic downturn. The downturn in the economy and other risk factors are minimized by the Company’s underwriting standards which include the following principles: 1) financial strength of the borrower including strong earnings, high net worth, significant liquidity and acceptable debt to worth ratio, 2) managerial business competence, 3) ability to repay, 4) loan to value, 5) projected cash flow and 6) guarantor financial statements as applicable.

Following is a summary of the activity in the allowance for loan losses by loan class for the years ended December 31, 2012, 2011 and 2010 and total investment in loans at December 31, 2012, 2011 and 2010:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total
Year Ended December 31, 2012:
Balance at the beginning of year	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060
Provision for loan losses	1,261	289	1,176	206	(50)	75	—	227	3,184
Charge-offs	(169)	(484)	(178)	—	—	(86)	—	—	(917)
Recoveries	26	68	3	—	—	54	—	—	151

Balance at end of year	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

At December 31, 2012:
Allowance for losses:
Individually evaluated for impairment	$165	$644	$164	$—	$—	$16	$—	$—	$989
Collectively evaluated for impairment	2,212	4,280	2,801	523	159	262	—	252	10,489
Loans acquired with deteriorated credit
quality	—	—	—	—	—	—	—	—	—

Ending balance	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

Loans:
Individually evaluated for impairment	$724	$10,601	$3,376	$—	$—	$105	$—	$—	$14,806
Collectively evaluated for impairment	166,965	732,581	301,259	67,361	40,127	39,397	73	—	1,347,763
Acquired with deteriorated credit quality	2,193	2,641	1,552	559	—	—	—	—	6,945

Ending balance	$169,882	$745,823	$306,187	$67,920	$40,127	$39,502	$73	$—	$1,369,514

Year Ended December 31, 2011:
Balance at the beginning of year	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403
Provision for loan losses	37	1,416	641	38	42	(17)	—	(507)	1,650
Charge-offs	(23)	(694)	(316)	(20)	—	(94)	—	—	(1,147)
Recoveries	17	35	—	49	—	53	—	—	154

Balance at end of year	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060

At December 31, 2011:
Allowance for losses:
Individually evaluated for impairment	$124	$802	$666	$50	$—	$1	$—	$—	$1,643
Collectively evaluated for impairment	1,135	4,249	1,298	267	209	234	—	25	7,417
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060

Loans:
Individually evaluated for impairment	$830	$13,980	$4,576	$91	$—	$93	$—	$—	$19,570
Collectively evaluated for impairment	126,997	535,903	215,362	24,501	34,923	28,344	80	—	966,110
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$127,827	$549,883	$219,938	$24,592	$34,923	$28,437	$80	$—	$985,680

Year Ended December 31, 2010:
Balance at the beginning of year	$855	$3,171	$1,214	$940	$145	$358	$—	$59	$6,742
Provision for loan losses	937	1,536	1,213	(139)	22	1	—	473	4,043
Charge-offs	(579)	(416)	(837)	(561)	—	(114)	—	—	(2,507)
Recoveries	15	3	49	10	—	48	—	—	125

Balance at end of year	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403

At December 31, 2010:
Allowance for losses:
Individually evaluated for impairment	$70	$832	$360	$50	$—	$1	$—	$—	$1,313
Collectively evaluated for impairment	1,158	3,462	1,279	200	167	292	—	532	7,090
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403

Loans:
Individually evaluated for impairment	$112	$13,207	$2,469	$99	$—	$233	$—	$—	$16,120
Collectively evaluated for impairment	121,693	429,169	205,527	20,303	32,902	31,037	76	—	840,707
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$121,805	$442,376	$207,996	$20,402	$32,902	$31,270	$76	$—	$856,827

Nonperforming loans by loan class at December 31, 2012, 2011 and 2010 were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development		Single- Family Interim Construction	Agricultural	Consumer	Other	Total
			Residential Real Estate
December 31, 2012:
Nonaccrual loans	$218	$4,857	$894	$560	$—	$70	$—	$6,599
Loans past due 90 days and still accruing	—	—	—	—	—	2	—	2
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	481	1,778	2,165	—	—	9	—	4,433

	$699	$6,635	$3,059	$560	$—	$81	$—	$11,034

December 31, 2011:
Nonaccrual loans	$131	$1,291	$2,864	$91	$—	$54	$—	$4,431
Loans past due 90 days and still accruing	31	—	—	—	—	24	—	55
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	552	6,094	136	—	—	12	—	6,794

	$714	$7,385	$3,000	$91	$—	$90	$—	$11,280

December 31, 2010:
Nonaccrual loans	$194	$5,531	$2,079	$—	$—	$42	$—	$7,846
Loans past due 90 days and still accruing	39	—	92	—	2	1	—	134
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	147	7,671	382	—	—	—	—	8,200

	$380	$13,202	$2,553	$—	$2	$43	$—	$16,180

Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. The Company has identified these loans through its normal loan review procedures. Impaired loans are measured based on 1) the present value of expected future cash flows discounted at the loans effective interest rate; 2) the loans observable market price; or 3) the fair value of collateral if the loan is collateral dependent. Substantially all of the Company’s impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Impaired loans by loan class at December 31, 2012, 2011 and 2010 were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
At December 31, 2012:
Impaired loans:
Impaired loans with an allowance for loan losses	$644	$5,532	$1,301	$—	$—	$73	$—	$7,550
Impaired loans with no allowance for loan losses	80	5,069	2,075	—	—	32	—	7,256

Total impaired loans	$724	$10,601	$3,376	$—	$—	$105	$—	$14,806

Unpaid principal balance of impaired loans	$741	$11,140	$3,475	$—	$—	$122	$—	$15,478

Allowance for loan losses on impaired loans	$165	$644	$164	$—	$—	$16	$—	$989

For the year ended December 31, 2012:
Average recorded investment in impaired loans	$777	$12,291	$3,976	$46	$—	$99	$—	$17,189

Interest income recognized on impaired loans	$27	$483	$187	$—	$—	$8	$—	$705

At December 31, 2011:
Impaired loans:
Impaired loans with an allowance for loan losses	$409	$6,837	$2,633	$91	$—	$2	$—	$9,972
Impaired loans with no allowance for loan losses	421	7,143	1,943	—	—	91	—	9,598

Total impaired loans	$830	$13,980	$4,576	$91	$—	$93	$—	$19,570

Unpaid principal balance of impaired loans	$846	$14,603	$4,803	$95	$—	$112	$—	$20,459

Allowance for loan losses on impaired loans	$124	$802	$666	$50	$—	$1	$—	$1,643

For the year ended December 31, 2011:
Average recorded investment in impaired loans	$471	$13,593	$3,615	$95	$—	$68	$—	$17,842

Interest income recognized on impaired loans	$51	$857	$186	$—	$—	$5	$—	$1,099

At December 31, 2010:
Impaired loans:
Impaired loans with an allowance for loan losses	$101	$4,804	$2,057	$99	$—	$4	$—	$7,065
Impaired loans with no allowance for loan losses	11	8,403	412	—	—	229	—	9,055

Total impaired loans	$112	$13,207	$2,469	$99	$—	$233	$—	$16,120

Unpaid principal balance of impaired loans	$137	$13,729	$2,514	$99	$—	$240	$—	$16,719

Allowance for loan losses on impaired loans	$70	$832	$360	$50	$—	$1	$—	$1,313

For the year ended December 31, 2010:
Average recorded investment in impaired loans	$106	$9,011	$2,163	$1,955	$71	$141	$—	$13,447

Interest income recognized on impaired loans	$9	$526	$93	$12	$—	$12	$—	$652

Certain impaired loans have adequate collateral and do not require a related allowance for loan loss. The Company will charge off that portion of any loan which management considers a loss. Commercial and real estate loans are generally considered for charge off when exposure beyond collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower’s financial condition.

The restructuring of a loan is considered a “troubled debt restructuring” if both 1) the borrower is experiencing financial difficulties and 2) the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, extending amortization and other actions intended to minimize potential losses. A “troubled debt restructured” loan is identified as impaired and measured for credit impairment as of each reporting period in accordance with the guidance in ASC 310-10-35.

Following is a summary of troubled debt restructurings during the years ended December 31, 2012, 2011 and 2010 and loans that have been restructured during the previous twelve months that subsequently defaulted during the years ended December 31, 2012, 2011 and 2010:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
Troubled debt restructurings during the year ended December 31, 2012:
Number of contracts	2	1	3	—	—	1	—	7

Pre-restructuring outstanding recorded investment	$280	$101	$1,919	$—	$—	$26	$—	$2,326

Post-restructuring outstanding recorded investment	$280	$101	$1,919	$—	$—	$26	$—	$2,326

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2012:
Number of contracts	—	1	—	—	—	1	—	2

Recorded investment	$—	$101	$—	$—	$—	$26	$—	$127

Troubled debt restructurings during the year ended December 31, 2011:
Number of contracts	4	9	1	—	—	2	—	16

Pre-restructuring outstanding recorded investment	$596	$6,420	$23	$—	$—	$132	$—	$7,171

Post-restructuring outstanding recorded investment	$596	$6,420	$23	$—	$—	$21	$—	$7,060

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2011:
Number of contracts	—	1	—	—	—	—	—	1

Recorded investment	$—	$92	$—	$—	$—	$—	$—	$92

Troubled debt restructurings during the year ended December 31, 2010:
Number of contracts	4	8	7	—	—	—	—	19

Pre-restructuring outstanding recorded investment	$147	$7,671	$861	$—	$—	$—	$—	$8,679

Post-restructuring outstanding recorded investment	$147	$7,671	$861	$—	$—	$—	$—	$8,679

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2010:
Number of contracts	—	—	1	—	—	—	—	1

Recorded investment	$—	$—	$480	$—	$—	$—	$—	$480

The recorded investment in troubled debt restructurings, including those on nonaccrual, was $7,544, $7,099 and $8,680 as of December 31, 2012, 2011 and 2010.

Modifications primarily relate to extending the amortization periods of the loans and interest rate concessions. The majority of these loans were identified as impaired prior to restructuring, therefore the modifications did not materially impact the Company’s determination of the allowance for loan loss.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. The following table presents information regarding the aging of past due loans by loan class as of December 31, 2012, 2011 and 2010:

	Loans 30-89 Days Past Due	Loans 90 or More Past Due	Total Past Due Loans	Current Loans	Total Loans
December 31, 2012:
Commercial	$845	$—	$845	$169,037	$169,882
Commercial real estate, land and land development	3,091	62	3,153	742,670	745,823
Residential real estate	1,305	360	1,665	304,522	306,187
Single-family interim construction	—	559	559	67,361	67,920
Agricultural	23	—	23	40,104	40,127
Consumer	110	32	142	39,360	39,502
Other	—	—	—	73	73

	$5,374	$1,013	$6,387	$1,363,127	$1,369,514

December 31, 2011:
Commercial	$383	$122	$505	$127,322	$127,827
Commercial real estate, land and land development	5,226	3,379	8,605	541,278	549,883
Residential real estate	2,171	54	2,225	217,713	219,938
Single-family interim construction	—	—	—	24,592	24,592
Agricultural	—	—	—	34,923	34,923
Consumer	257	34	291	28,146	28,437
Other	—	—	—	80	80

	$8,037	$3,589	$11,626	$974,054	$985,680

December 31, 2010:
Commercial	$412	$160	$572	$121,233	$121,805
Commercial real estate, construction, land and land development	237	420	657	441,719	442,376
Residential real estate	2,303	1,240	3,543	204,453	207,996
Single-family interim construction	—	—	—	20,402	20,402
Agricultural	—	2	2	32,900	32,902
Consumer	389	20	409	30,861	31,270
Other	—	—	—	76	76

	$3,341	$1,842	$5,183	$851,644	$856,827

The Company’s internal classified report is segregated into the following categories: 1) Pass/Watch, 2) Other Assets Especially Mentioned (OAEM), 3) Substandard and 4) Doubtful. The loans placed in the Pass/Watch category reflect the Company’s opinion that the loans reflect potential weakness which requires monitoring on a more frequent basis. The loans in the OAEM category reflect the Company’s opinion that the credit contains weaknesses which represent a greater degree of risk and warrant extra attention. These loans are reviewed monthly in the officers and directors loan committee meetings to determine if a change in category is warranted. The loans placed in the substandard category are considered to be potentially inadequately protected by the current debt service capacity of the borrower and/or the pledged collateral. These credits, even if apparently protected by collateral value, have shown weakness related to adverse financial, managerial, economic, market or political conditions which may jeopardize repayment of principal and interest. There is possibility that some future loss could be sustained by the Company if such weakness is not corrected. The Doubtful category includes loans that are in default or principal exposure is probable. Substandard and doubtful loans are individually evaluated to determine if they should be classified as impaired and an allowance is allocated if deemed necessary under ASC 310-10.

The loans that are not impaired are included with the remaining “pass” credits in determining the portion of the allowance for loan loss based on historical loss experience and other qualitative factors. The portfolio is segmented into categories including: commercial loans, consumer loans, commercial real estate loans, residential real estate loans and agricultural loans. The adjusted historical loss percentage is applied to each category. Each category is then added together to determine the allowance allocated under ASC 450-20.

A summary of loans by credit quality indicator by class as of December 31, 2012, 2011 and 2010 is as follows:

	Pass (Rating 1-4)	Pass/Watch	OAEM	Substandard	Doubtful	Total
December 31, 2012:
Commercial	$165,842	$2,824	$203	$1,013	$—	$169,882
Commercial real estate, construction, land and land development	716,243	11,502	8,804	9,274	—	745,823
Residential real estate	295,870	4,303	867	5,039	108	306,187
Single-family interim construction	67,360	—	—	560	—	67,920
Agricultural	39,936	147	—	44	—	40,127
Consumer	39,315	60	13	114	—	39,502
Other	73	—	—	—	—	73

	$1,324,639	$18,836	$9,887	$16,044	$108	$1,369,514

December 31, 2011:
Commercial	$125,719	$972	$18	$1,084	$34	$127,827
Commercial real estate, construction, land and land development	512,616	22,086	3,345	11,836	—	549,883
Residential real estate	209,461	3,504	1,087	5,832	54	219,938
Single-family interim construction	24,115	386	—	91	—	24,592
Agricultural	34,464	264	—	195	—	34,923
Consumer	28,095	70	27	245	—	28,437
Other	80	—	—	—	—	80

	$934,550	$27,282	$4,477	$19,283	$88	$985,680

December 31, 2010:
Commercial	$114,132	$5,081	$964	$1,532	$96	$121,805
Commercial real estate, construction, land and land development	396,902	21,779	5,446	18,249	—	442,376
Residential real estate	197,720	5,267	1,048	3,904	57	207,996
Single-family interim construction	19,907	396	—	99	—	20,402
Agricultural	30,877	1,632	93	300	—	32,902
Consumer	30,654	116	103	394	3	31,270
Other	76	—	—	—	—	76

	$790,268	$34,271	$7,654	$24,478	$156	$856,827

The Company identified certain acquired loans which experienced credit deterioration since origination (“purchased credit impaired loans” PCI). Accretion on PCI loans is based on estimated future cash flows, regardless of contractual maturity. The outstanding balance and related carrying amount of purchased impaired loans at December 31, 2012, April 1, 2012 (I Bank acquisition date) and October 1, 2012 (Community Group acquisition date) are as follows:

	Acquired
	December 31, 2012	April 1, 2012	October 1, 2012
Outstanding balance	$9,178	$4,740	$6,099
Nonaccretable difference	(2,232)	(1,296)	(1,294)
Accretable yield	(1)	(27)	—

Carrying amount	$6,945	$3,417	$4,805

There was no provision for loan losses or activity in the allowance for loan losses established after the acquisition date through December 31, 2012 for purchased impaired loans.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
Note 5.	Commitments and Contingencies

Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. The commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of this instrument. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments. At June 30, 2013 and December 31, 2012, the approximate amounts of these financial instruments were as follows:

	June 30,	December 31,
	2013	2012
Commitments to extend credit	$220,677	$153,932
Standby letters of credit	1,754	2,704

	$222,431	$156,636

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Company upon extension of credit is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, farm crops, property, plant and equipment and income-producing commercial properties.

Letters of credit are written conditional commitments used by the Company to guarantee the performance of a customer to a third party. The Company’s policies generally require that letter of credit arrangements contain security and debt covenants similar to those contained in loan arrangements. In the event the customer does not perform in accordance with the terms of the agreement with the third party, the Company would be required to fund the commitment. The maximum potential amount of future payments the Company could be required to make is represented by the contractual amount shown in the table above. If the commitment is funded, the Company would be entitled to seek recovery from the customer. As of June 30, 2013 and December 31, 2012, no amounts have been recorded as liabilities for the Company’s potential obligations under these guarantees.

Litigation

The Company is involved in certain legal actions arising from normal business activities. Management believes that the outcome of such proceedings will not materially affect the financial position, results of operations or cash flows of the Company.

Lease Commitments

The Company leases certain branch facilities and other facilities. Rent expense related to these leases amounted to $383 for the six months ended June 30, 2013 and $164 for the six months ended June 30, 2012.

Note 15.	Commitments and Contingencies

The Company is involved in certain legal actions arising from normal business activities. Management believes that the outcome of such proceedings will not materially affect the financial position, results of operations or cash flows of the Company.

The Company leases certain branch facilities and other facilities. Rent expense related to these leases amounted to $413, $276 and $230 for the years ended December 31, 2012, 2011 and 2010, respectively.

At December 31, 2012, minimum future rental payments due under noncancelable lease commitments were as follows:

First year	$569
Second year	547
Third year	480
Fourth year	216
Fifth year	100
Thereafter	330

$2,242

Notes Payable and Other Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes Payable and Other Borrowings
Note 6.	Notes Payable and Other Borrowings

Notes payable totaled $0 and $15,729 at June 30, 2013 and December 31, 2012, respectively. During April 2013, the Company repaid all of its outstanding notes payable, including two notes payable from Adriatica to an unaffiliated commercial bank and two senior notes payable to another unaffiliated commercial bank. Other borrowings, including those borrowings due to related parties totaled $16,565 and $20,788 at June 30, 2013 and December 31, 2012, respectively. Also in April 2013, $2,812 subordinated debt issuance from a commercial bank and $1,223 subordinated debt issued to individuals were also repaid.

Note 12.	Notes Payable and Other Borrowings

Notes payable at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Note payable by Adriatica to an unaffiliated commercial bank in the original amount of $12,188. The loan is secured by real property consisting of a mixed used development in McKinney, TX. Interest accrues at 3.25% through June 2013 and then adjusts to Wall Street Journal (WSJ) prime. Interest is paid quarterly and principal payments are required at 90% of the proceeds of any sales of the property collateralizing the loan.	$3,142	$10,842	$—

Adriatica loan from the same commercial bank to finance the purchase of an additional building located in the development. The original balance was $353. Interest accrues at WSJ prime (3.25%). Payments of principal and interest of $6 are due quarterly.	337	350	—

Note payable to an unaffiliated commercial bank in the original amount of $12,000, due in quarterly installments of accrued interest and principal installments of $375. The loan accrues interest at the WSJ prime rate, subject to a 4% floor (4% at December 31, 2012). The loan is secured by the outstanding capital stock of Independent Bank. One final payment of unpaid principal and interest is due on December 24, 2016. The terms of the loan require the Company to maintain minimum capital ratios and other covenants.	6,000	7,500	9,000
	December 31,
	2012	2011	2010
Note payable to an unaffiliated commercial bank in the original amount of $7,000, due in quarterly installments of accrued interest and principal installments of $250. The loan accrues interest at the WSJ prime rate, subject to a 4.5% floor (4.5% at December 31, 2012). The loan is secured by the outstanding capital stock of Independent Bank. One final payment of unpaid principal and interest is due on March 15, 2015.	6,250	—	—

	$15,729	$18,692	$9,000

Other borrowings at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Unsecured subordinated debenture, payable to an unaffiliated commercial bank in the original amount of $4,500, due in quarterly principal installments of $188 through December, 2016. Interest accrues at WSJ prime plus 0.5% with a 4% floor (4% at December 31, 2012).	$3,000	$3,750	$4,500

Unsecured subordinated debentures in the amount of $5,000.

Interest payments at 7.00% are made quarterly and semiannual principal payments of $625 will be due beginning January 15, 2015. The remaining principal and accrued interest is due on July 15, 2018.	5,000	5,000	—

Unsecured subordinated debentures in the amount of $2,730. Interest payments at 7.00% are made quarterly and semiannual principal payments of $341 will be due beginning April 15, 2015. The remaining principal and accrued interest is due on October 15, 2018.	2,730	2,730	—

Unsecured subordinated debentures assumed in the acquisition of an unrelated financial institution in the amount of $2,285. The debentures bear interest at a fixed rate of 7% through September 2012 and then an adjusted rate of WSJ prime +2% subject to a 6% floor thereafter and until maturity, September 30, 2017.	1,223	1,468	1,713

Unsecured subordinated debentures in the amount of $4,155. Interest payments at 7.00% are made quarterly and semiannual principal payments beginning August 2013. The remaining principal and accrued interest is due on February 15, 2017.	4,155	4,155	4,155

Unsecured subordinated debentures in the amount of $1,015. Interest payments at 7.00% are made quarterly. The principal and and accrued interest was fully paid on September 30, 2011.	—	—	1,015

Unsecured subordinated debentures in the amount of $4,680. Interest payments at 7.00% are made quarterly and semiannual principal payments beginning April 2016. The remaining principal and accrued interest is due on October 15, 2019.	4,680	—	—

	$20,788	$17,103	$11,383

At December 31, 2012, 2011 and 2010, other borrowings included amounts owed to related parties of $8,536, $6,111 and $3,332, respectively.

At December 31, 2012, the scheduled principal maturities of the Company’s notes payable and other borrowings are as follows:

First year	$4,028
Second year	4, 548
Third year	13,754
Fourth year	6, 634
Fifth year	3,865
Thereafter	3,688

$36,517

In addition, the Company has a $25,000 federal funds line of credit note with an unaffiliated bank, with no set maturity date. The lender may terminate the line at any time without notice. The line is provided on an unsecured basis and must be repaid the following business day from when the funds were borrowed. There were no borrowings against the line at December 31, 2012, 2011 or 2010.

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes
Note 7.	Income Taxes

Income tax expense was as follows:

For the Six Months Ended June 30, 2013
Current income tax expense	$2,005
Initial recording of deferred tax benefit	(1,760)

Income tax expense, as reported	$245

Effective tax rate	4.0%

In connection with the initial public offering as discussed in Note 1, the Company terminated its S-Corporation status and became a taxable entity (C Corporation) on April 1, 2013. As such, any periods prior to April 1, 2013 will not reflect income tax expense. The reported income tax expense for the six months ended June 30, 2013 reflects the initial recording of the deferred tax net asset of $1,760, which is the result of timing differences in the recognition of income/deductions for generally accepted accounting principles (GAAP) and tax purposes. The consolidated statements of income present pro forma results of operations for the current quarter and year to date period and for prior year periods. Without the initial recording of the deferred tax benefit, the effective tax rate would have been 32.8%. The difference in the statutory rate of 35% and the Company’s effective tax rate is primarily due to nontaxable income earned on municipal securities and bank owned life insurance.

Components of deferred tax assets and liabilities are as follows:

June 30, 2013
Deferred tax assets:
Allowance for loan losses	$4,464
NOL carryforwards from acquisitions	1,229
Net unrealized loss on available for sale securities	970
Acquired loan fair market value adjustments	838
Restricted stock	790
Bonus accrual	267
Other real estate owned	393
Nonaccrual loans	70
Other	50

9,071

Deferred tax liabilities:
Premises and equipment	(4,450)
Core deposit intangibles	(1,015)
Securities	(100)
FHLB stock	(62)

(5,627)

Net deferred tax asset	$3,444

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Note 8.	Fair Value Measurements

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. In estimating fair value, the Company utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability. ASC Topic 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs – Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value on a recurring basis as of June 30, 2013 and December 31, 2012 by level within the ASC Topic 820 fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2013:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3,523	$—	$3,523	$—
Government agency securities	68,820	—	68,820	—
Obligations of state and municipal subdivisions	36,032	—	36,032	—
Corporate bonds	2,022	—	2,022	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	535	—	535	—
Liabilities:
Contingent consideration	287	—	—	287
December 31, 2012:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3,547	$—	$3,547	$—
Government agency securities	70,211	—	70,211	—
Obligations of state and municipal subdivisions	36,814	—	36,814	—
Corporate bonds	2,103	—	2,103	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	680	—	680	—
Liabilities:
Contingent consideration	290	—	—	290

There were no transfers between Level 1 and Level 2 categorizations for the periods presented.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury and other yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the security’s terms and conditions, among other things.

Contingent consideration, related to the acquisition of Town Center Bank in 2010, is reported at fair value using Level 3 inputs. The contingent consideration is remeasured on a recurring basis based on the expected present value of cash flows to be paid to the shareholders of the acquired institution using a market discount rate. The maximum amount payable at June 30, 2013 is $287.

The following table presents the activity in the contingent consideration for the six months ended June 30, 2013 and 2012:

	Six Months Ended June 30,
	2013	2012
Balance, beginning of period	$290	$821
Settlements	—	—
Change in estimated payments to be made	(3)	4

Balance, end of period	$287	$825

In accordance with ASC Topic 820, certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The following table presents the assets carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at June 30, 2013 and December 31, 2012, for which a nonrecurring change in fair value has been recorded:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Period Ended Total Losses
June 30, 2013:
Measured on a nonrecurring basis:
Assets:
Impaired loans	$2,208	$—	$—	$2,208	$307
Other real estate	2,524	—	—	2,524	463
December 31, 2012:
Measured on a nonrecurring basis:
Assets:
Impaired loans	$5,146	$—	$—	$5,146	$187
Other real estate	748	—	—	748	94

Impaired loans (loans which are not expected to repay all principal and interest amounts due in accordance with the original contractual terms) are measured at an observable market price (if available) or at the fair value of the loan’s collateral (if collateral dependent). Fair value of the loan’s collateral is determined by appraisals or independent valuation which is then adjusted for the estimated costs related to liquidation of the collateral. Management’s ongoing review of appraisal information may result in additional discounts or adjustments to valuation based upon more recent market sales activity or more current appraisal information derived from properties of similar type and/or locale. Therefore, the Company has categorized its impaired loans as Level 3.

The Company has no nonfinancial assets or nonfinancial liabilities measured at fair value on a recurring basis. Other real estate is measured at fair value on a nonrecurring basis (upon initial recognition or subsequent impairment). Other real estate is classified within Level 3 of the valuation hierarchy. When transferred from the loan portfolio, other real estate is adjusted to fair value less estimated selling costs and is subsequently carried at the lower of carrying value or fair value less estimated selling costs. The fair value is determined using an external appraisal process, discounted based on internal criteria.

There were no transfers into or out of Level 3 categorization for the periods presented.

For Level 3 financial and nonfinancial assets and liabilities measured at fair value at June 30, 2013, the significant unobservable inputs used in the fair value measurements are as follows:

Assets/Liabilities	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans	$2,208	Collateral method	Adjustments for selling costs	8%
Other real estate	2,524	Collateral method	Adjustments for selling costs	8%
Contingent consideration	287	Cash flows to be paid	Expected payments	N/A

The methods and assumptions used by the Company in estimating fair values of financial instruments as disclosed herein in accordance with ASC Topic 825, Financial Instruments, other than for those measured at fair value on a recurring and nonrecurring basis discussed above, are as follows:

Cash and cash equivalents: The carrying amounts of cash and cash equivalents approximate their fair value.

Certificates of deposit held in other banks: The carrying amount of certificates of deposit in other banks, which mature within one year, approximates fair value.

Securities available for sale: Fair values for securities are based on quoted market prices or other observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment spreads, credit information and the bond’s terms and conditions, among other things.

Loans and loans held for sale: For variable-rate loans that reprice frequently and have no significant changes in credit risk, fair values are based on carrying values. Fair values for certain mortgage loans (for example, one-to-four family residential), commercial real estate and commercial loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Federal Home Loan Bank of Dallas and other restricted stock: The carrying value of restricted securities such as stock in the Federal Home Loan Bank of Dallas and Independent Bankers Financial Corporation approximates fair value.

Deposits: The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (that is their carrying amounts). The carrying amounts of variable-rate certificates of deposit (CDs) approximate their fair values at the reporting date. Fair values for fixed-rate CDs are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank advances, line of credit and federal funds purchased: The fair value of advances maturing within 90 days approximates carrying value. Fair value of other advances is based on the Company’s current borrowing rate for similar arrangements.

Notes payable and other borrowings: The fair values are based upon prevailing rates on similar debt in the market place.

Junior subordinated debentures: The fair value of junior subordinated debentures is estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements.

Accrued interest: The carrying amounts of accrued interest approximate their fair values.

Contingent Consideration: The contingent consideration liability related to an acquisition is based on the expected present value of cash flows to be paid to the shareholders of the acquired institution using a market discount rate.

Off-balance sheet instruments: Commitments to extend credit and standby letters of credit have short maturities and therefore have no significant fair value.

The carrying amount, estimated fair value and the level of the fair value hierarchy of the Company’s financial instruments were as follows at June 30, 2013 and December 31, 2012:

	Carrying Amount	Estimated Fair Value	Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2013:
Financial assets:
Cash and cash equivalents	$126,519	$126,519	$126,519	$—	$—
Certificates of deposit held in other banks	3,785	3,785	—	3,785	—
Securities available for sale	110,932	110,932	—	110,932	—
Loans held for sale	8,458	8,458	—	8,458	—
Loans, net	1,499,153	1,518,335	—	1,514,510	3,825
FHLB of Dallas stock and other restricted stock	8,317	8,317	—	8,317	—
Accrued interest receivable	5,093	5,093	—	5,093	—
Financial liabilities:
Deposits	1,485,129	1,487,248	—	1,487,248	—
Accrued interest payable	969	969	—	969	—
FHLB advances	164,529	166,960	—	166,960	—
Other borrowings	16,565	16,958	—	16,958	—
Junior subordinated debentures	18,147	18,112	—	18,112	—
Contingent consideration	287	287	—	—	287
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2012:
Financial assets:
Cash and cash equivalents	$102,290	$102,290	$102,290	$—	$—
Certificates of deposit held in other banks	7,720	7,720	—	7,720	—
Securities available for sale	113,355	113,355	—	113,355	—
Loans held for sale	9,162	9,162	—	9,162	—
Loans, net	1,358,036	1,399,938	—	1,393,377	6,561
FHLB of Dallas stock and other restricted stock	8,165	8,165	—	8,165	—
Accrued interest receivable	4,647	4,647	—	4,647	—
Financial liabilities:					—
Deposits	1,390,740	1,399,373	—	1,399,373	—
Accrued interest payable	985	985	—	985	—
FHLB advances	164,601	170,239	—	170,239	—
Notes payable	15,729	15,729	—	15,729	—
Other borrowings	20,788	20,970	—	20,970	—
Junior subordinated debentures	18,147	18,114	—	18,114	—
Contingent consideration	290	290	—	—	290
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

Note 18.	Fair Value Measurements

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. In estimating fair value, the Company utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability. ASC Topic 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs – Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value on a recurring basis as of December 31, 2012, 2011 and 2010 by level within the ASC Topic 820 fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Significant Unobservable Inputs (Level 3)
December 31, 2012:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3, 547	$—	$3, 547	$—
Government agency securities	70,211	—	70,211	—
Obligations of state and municipal subdivisions	36,814	—	36,814	—
Corporate bonds	2,103	—	2,103	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	680	—	680	—
Liabilities:
Contingent consideration	290	—	—	290
December 31, 2011:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	2,550	—	2,550	—
Government agency securities	65,686	—	65,686	—
Obligations of state and municipal subdivisions	22,325	—	22,325	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,430	—	3,430	—
Liabilities:
Contingent consideration	821	—	—	821
December 31, 2010:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	1,030	—	1,030	—
Government agency securities	41,420	—	41,420	—
Obligations of state and municipal subdivisions	5,998	—	5,998	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	4,163	—	4,163	—
Liabilities:
Contingent consideration	1,256	—	—	1,256

There were no transfers between Level 1 and Level 2 categorizations for the years presented.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury and other yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the security’s terms and conditions, among other things.

Contingent consideration, related to the acquisition of Town Center Bank in 2010, is reported at fair value using Level 3 inputs. The contingent consideration is remeasured on a recurring basis based on the expected present value of cash flows to be paid to the shareholders of the acquired institution using a market discount rate. The maximum amount payable at December 31, 2012 is $290.

Balance as of December 31, 2009	$—
Contingent consideration recorded in Town Center transaction	1,752
Settlements	(496)

Balance as of December 31, 2010	1,256
Settlements	(415)
Change in estimated payments to be made	(20)

Balance as of December 31, 2011	821
Settlements	(395)
Change in estimated payments to be made	(136)

Balance at December 31, 2012	$290

In accordance with ASC Topic 820, certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Impaired loans (loans which are not expected to repay all principal and interest amounts due in accordance with the original contractual terms) are measured at an observable market price (if available) or at the fair value of the loan’s collateral (if collateral dependent). Fair value of the loan’s collateral is determined by appraisals or independent valuation which is then adjusted for the estimated costs related to liquidation of the collateral. Management’s ongoing review of appraisal information may result in additional discounts or adjustments to valuation based upon more recent market sales activity or more current appraisal information derived from properties of similar type and/or locale. Therefore, the Company has categorized its impaired loans as Level 3.

The following table presents the assets carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at December 31, 2012, 2011 and 2010, for which a nonrecurring change in fair value has been recorded:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Period Ended Total Losses
December 31, 2012:
Measured on a nonrecurring basis:
Assets:
Impaired loans	$5,146	$—	$—	$5,146	$187
December 31, 2011:
Measured on a nonrecurring basis:
Assets:
Impaired loans	8,285	—	—	8,285	1,263
December 31, 2010:
Measured on a nonrecurring basis:
Assets:
Impaired loans	7,261	—	—	7,261	1,290

The Company has no nonfinancial assets or nonfinancial liabilities measured at fair value on a recurring basis. Other real estate is measured at fair value on a nonrecurring basis (upon initial recognition or subsequent impairment). Other real estate is classified within Level 3 of the valuation hierarchy. When transferred from the loan portfolio, other real estate is adjusted to fair value less estimated selling costs and is subsequently carried at the lower of carrying value or fair value less estimated selling costs. The fair value is determined using an external appraisal process, discounted based on internal criteria.

The following table presents other real estate that was remeasured and reported at fair value:

	December 31,
	2012	2011	2010
Carrying value of other real estate prior to remeasurement	$2,282	$21,964	$6,227
Plus gain recognized at foreclosure	—	642	—
Less charge-offs recognized in the allowance for loan losses at initial acquisition	(188)	(713)	(924)
Less subsequent writedowns included in noninterest expense	(94)	(168)	(759)

Adjusted carrying value of remeasured other real estate	$2,000	$21,725	$4,544

There were no transfers into or out of Level 3 categorization for the years presented.

For Level 3 financial and nonfinancial assets measured at fair value on a non-recurring basis at December 31, 2012, the significant unobservable inputs used in the fair value measurements are as follows:

Assets	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans	$5,146	Collateral method	Adjustments for selling costs	N/A
Other real estate	2,000	Collateral method	Adjustments for selling costs	N/A
Contingent consideration	290	Cash flows to be paid	Expected payments	N/A

The methods and assumptions used by the Company in estimating fair values of financial instruments as disclosed herein in accordance with ASC Topic 825, Financial Instruments, other than for those measured at fair value on a recurring and nonrecurring basis discussed above, are as follows:

Cash and cash equivalents: The carrying amounts of cash and cash equivalents approximate their fair value.

Certificates of deposit held in other banks: The carrying amount of certificates of deposit in other banks, which mature within one year, approximates fair value.

Investment securities: Fair values for securities are based on quoted market prices or other observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment spreads, credit information and the bond’s terms and conditions, among other things.

Loans and loans held for sale: For variable-rate loans that reprice frequently and have no significant changes in credit risk, fair values are based on carrying values. Fair values for certain mortgage loans (for example, one-to-four family residential), commercial real estate and commercial loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Federal Home Loan Bank of Dallas and other restricted stock: The carrying value of restricted securities such as stock in the Federal Home Loan Bank of Dallas and Independent Bankers Financial Corporation approximates fair value.

Deposits: The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (that is their carrying amounts). The carrying amounts of variable-rate certificates of deposit (CD’s) approximate their fair values at the reporting date. Fair values for fixed-rate CD’s are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank advances, line of credit and federal funds purchased: The fair value of advances maturing within 90 days approximates carrying value. Fair value of other advances is based on the Company’s current borrowing rate for similar arrangements.

Notes payable and other borrowings: The fair values are based upon prevailing rates on similar debt in the market place.

Junior subordinated debentures: The fair value of junior subordinated debentures is estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements.

Accrued interest: The carrying amounts of accrued interest approximate their fair values.

Off-balance sheet instruments: Commitments to extend credit and standby letters of credit have short maturities and therefore have no significant fair value.

The carrying amount, estimated fair value and the financial hierarchy of the Company’s financial instruments were as follows at December 31, 2012, 2011 and 2010:

			Fair Value Measurements at Reporting Date Using
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012:
Financial assets:
Cash and cash equivalents	$102,290	$102,290	$102,290	$—	$—
Certificates of deposit held in other banks	7,720	7,720	—	7,720	—
Securities available for sale	113,355	113,355	—	113,355	—
Loans held for sale	9,162	9,162	—	9,162	—
Loans, net	1,358,036	1,399,938	—	1,393,377	6,561
FHLB of Dallas stock and other restricted stock	8,165	8,165	—	8,165	—
Accrued interest receivable	4,647	4,647	—	4, 647	—
Financial liabilities:					—
Deposits	1,390,740	1,399,373	—	1,399,373	—
Accrued interest payable	985	985	—	985	—
FHLB advances	164,601	170,239	—	170,239	—
Notes payable	15,729	15,729	—	15,729	—
Other borrowings	20,788	20,970	—	20,970	—
Junior subordinated debentures	18,147	18,114	—	18,114	—
Contingent consideration	290	290	—	—	290
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2011:
Financial assets:
Cash and cash equivalents	56,654	56,654	56,654	—	—
Securities available for sale	93,991	93,991	—	93,991	—
Loans held for sale	2,991	2,991	—	2,991
Loans, net	976,620	1,006,080	—	997,751	8,329
FHLB of Dallas stock and other restricted stock	5,147	5,147	—	5,147	—
Accrued interest receivable	4,027	4,027	—	4,027	—
Financial liabilities:
Deposits	1,030,484	1,038,313	—	1,038,313	—
Accrued interest payable	732	732	—	732	—
FHLB advances	82,291	85,103	—	85,103	—
Notes payable	18,692	18,692	—	18,692	—
Other borrowings	17,103	18,649	—	18,649	—
Junior subordinated debentures	14,538	14,527	—	14,527	—
Contingent consideration	821	821	—	—	821
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2010:
Financial assets:
Cash and cash equivalents	$86,346	$86,346	$86,346	$—	$—
Securities available for sale	52,611	52,611	—	52,611	—
Loans held for sale	3,301	3,301	—	3,301	—
Loans, net	848,424	875,140	—	869,388	5,752
FHLB of Dallas stock and other restricted stock	4,017	4,017	—	4,017	—
Accrued interest receivable	3,494	3,494	—	3,494	—
Financial liabilities:
Deposits	927,543	942,288	—	942,288	—
Accrued interest payable	908	908	—	908	—
FHLB advances	55,273	56,322	—	56,322	—
Notes payable	9,000	9,000	—	9,000	—
Other borrowings	11,383	12,666	—	12,666	—
Junior subordinated debentures	14,538	14,487	—	14,487	—
Contingent consideration	1,256	1,256	—	—	1,256
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

Stock Awards and Stock Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Awards and Stock Warrants
Note 9.	Stock Awards and Stock Warrants

The Company grants common stock awards to certain employees of the Company. The common stock issued prior to 2013 vests five years from the date the award is granted and the related compensation expense is recognized over the vesting period. In connection with the initial public offering in April 2013, the Board of Directors adopted a new 2013 Equity Incentive Plan. The Plan reserved 800,000 shares of common stock to be awarded by the Company’s compensation committee. The shares issued under the 2013 Plan are restricted and will vest evenly over a five year employment period. Shares granted prior to 2012 and those in 2013 were issued at the date of grant and receive dividends. Shares issued under a revised plan in 2012 are not outstanding shares of the Company until they vest and do not receive dividends.

The following table summarizes the activity in nonvested shares for the six months ended June 30, 2013 and 2012:

	Number of Shares	Weighted Average Grant Date Price
Nonvested shares, December 31, 2012	208,608	$17.07
Granted during the period	111,420	28.38
Vested during the period	(20,157)	13.54

Nonvested shares, June 30, 2013	299,871	$21.86

Nonvested shares, December 31, 2011	180,025	$15.64
Granted during the period	36,960	20.31
Vested during the period	(28,697)	14.72

Nonvested shares, June 30, 2012	188,288	$16.70

Compensation expense related to these awards was $594 for the six months ended June 30, 2013 and $290 for the six months ended June 30, 2012. Compensation expense is recorded in salaries and employee benefits in the accompanying consolidated statements of income. At June 30, 2013, future compensation expense is estimated to be $4,339 and will be recognized over a remaining weighted average period of 2.86 years.

The fair value of common stock awards that vested during the six months ended June 30, 2013 and 2012 was $511 and $751, respectively.

The Company has issued warrants representing the right to purchase 150,544 shares of Company stock at $17.19 per share to certain Company directors and shareholders. The warrants were issued in return for the shareholders agreement to repurchase the subordinated debt outstanding to an unaffiliated bank in the event of Company default. The warrants expire in December 2018 and were recorded at a fair value of $475 as of the date of the warrants issuance. The Company recorded this amount as debt origination costs and was amortizing it over the term of the debt. In April 2013, the Company paid off the subordinated debt and wrote off the remaining balance of $223 of the debt origination costs to interest expense.

Note 19.	Stock Awards and Stock Warrants

The Company grants common stock awards to certain employees of the Company. The common stock vests five years from the date the award is granted and expense is recognized over the vesting period.

The following table summarizes the activity in nonvested shares for the year ended December 31, 2012:

	Number of Shares	Weighted Average Grant Date Price
Nonvested shares, December 31, 2010	164,358	$15.30
Granted during the year	17,965	17.19
Vested during the year	(2,298)	3.75

Nonvested shares, December 31, 2011	180,025	$15.64
Granted during the year	58,560	20.31
Vested during the year	(29,977)	14.76

Nonvested shares, December 31, 2012	208,608	$17.07

Compensation expense related to these awards was $643, $572 and $597 for the years ended December 31, 2012, 2011 and 2010, respectively, and is recorded in salaries and employee benefits in the accompanying consolidated statements of income. At December 31, 2012 future compensation expense is estimated to be $1,729 and will be recognized over a remaining weighted average period of 2.19 years.

The fair value of common stock awards that vested during the years ended December 31, 2012, 2011 and 2010 was $609, $39 and $2,333, respectively.

At December 31, 2012, the future vesting schedule of the nonvested shares is as follows:

First year	17,277
Second year	103,126
Third year	11,680
Fourth year	17,965
Fifth year	58,560

Total nonvested shares	208,608

Shares granted prior to 2012 were issued at the date of grant and receive dividends. Shares issued under a revised plan in 2012 are not outstanding shares of the Company until they vest and do not receive dividends.

The Company has issued warrants representing the right to purchase 150,544 shares of Company stock at $17.19 per share to certain Company directors and shareholders. The warrants were issued in return for the shareholders agreement to repurchase the subordinated debt outstanding to an unaffiliated bank in the event of Company default. The warrants expire in December 2018 and were recorded at a fair value of $475 as of the date of the warrants issuance. The Company recorded this amount as debt origination costs and is amortizing it over the term of the debt, which matures in 2016.

Regulatory Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Regulatory Matters
Note 10.	Regulatory Matters

Under banking law, there are legal restrictions limiting the amount of dividends the Bank can declare. Approval of the regulatory authorities is required if the effect of dividends declared would cause the regulatory capital of the Bank to fall below specified minimum levels. For state banks, subject to regulatory capital requirements, payment of dividends is generally allowed to the extent of net profits.

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of June 30, 2013 and December 31, 2012, the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of June 30, 2013 and December 31, 2012, the Bank’s capital ratios exceeded those levels necessary to be categorized as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, the Bank must maintain minimum total risk based, Tier I risk based and Tier I leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The actual capital amounts and ratios of the Company and Bank as of June 30, 2013 and December 31, 2012, are presented in the following table:

	Actual		Minimum for Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
June 30, 2013
Total capital to risk weighted assets:
Consolidated	$229,015	15.69%	$116,756	8.00%	N/A	N/A
Bank	180,868	12.49%	115,816	8.00%	$144,770	10.00%
Tier I capital to risk weighted assets:
Consolidated	201,350	13.80%	58,378	4.00%	N/A	N/A
Bank	168,106	11.61%	57,908	4.00%	86,862	6.00%
Tier I capital to average assets:
Consolidated	201,350	10.91%	73,839	4.00%	N/A	N/A
Bank	168,106	9.18%	73,211	4.00%	91,514	5.00%

December 31, 2012
Total capital to risk weighted assets:
Consolidated	$137,525	10.51%	$104,693	8.00%	N/A	N/A
Bank	143,618	11.07%	103,790	8.00%	$129,738	10.00%
Tier I capital to risk weighted assets:
Consolidated	107,539	8.22%	52,346	4.00%	N/A	N/A
Bank	132,140	10.19%	51,895	4.00%	77,843	6.00%
Tier I capital to average assets:
Consolidated	107,539	6.45%	66,722	4.00%	N/A	N/A
Bank	132,140	7.99%	66,162	4.00%	82,702	5.00%

Note 20.	Regulatory Matters

Under banking law, there are legal restrictions limiting the amount of dividends the Bank can declare. Approval of the regulatory authorities is required if the effect of dividends declared would cause the regulatory capital of the Bank to fall below specified minimum levels. For state banks, subject to regulatory capital requirements, payment of dividends is generally allowed to the extent of net profits.

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of and December 31, 2012, 2011 and 2010, the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, 2011 and 2010, the Bank’s capital ratios exceeded those levels necessary to be categorized as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, the Bank must maintain minimum total risk based, Tier I risk based and Tier I leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The actual capital amounts and ratios of the Company and Bank as of December 31, 2012, 2011 and 2010 are presented in the following table:

	Actual		Minimum for Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012:
Total capital to risk weighted assets:
Consolidated	$137,525	10.51%	$104,693	8.00%	N/A	N/A
Bank	143,618	11.07	103,790	8.00	$129,738	10.00%
Tier I capital to risk weighted assets:
Consolidated	107,539	8.22	52,346	4.00	N/A	N/A
Bank	132,140	10.19	51,895	4.00	77,843	6.00
Tier I capital to average assets:
Consolidated	107,539	6.45	66,722	4.00	N/A	N/A
Bank	132,140	7.99	66,162	4.00	82,702	5.00
December 31, 2011:
Total capital to risk weighted assets:
Consolidated	$109,457	11.19%	$78,254	8.00%	N/A	N/A
Bank	108,777	11.32	76,904	8.00	$96,131	10.00%
Tier I capital to risk weighted assets:
Consolidated	84,049	8.59	39,127	4.00	N/A	N/A
Bank	99,717	10.37	38,452	4.00	57,678	6.00
Tier I capital to average assets:
Consolidated	84,049	6.89	48,763	4.00	N/A	N/A
Bank	99,717	8.28	48,167	4.00	60,209	5.00
December 31, 2010:
Total capital to risk weighted assets:
Consolidated	$93,594	11.10%	$67,443	8.00%	N/A	N/A
Bank	101,203	12.01	67,405	8.00	$84,257	10.00%
Tier I capital to risk weighted assets:
Consolidated	74,825	8.88	33,721	4.00	N/A	N/A
Bank	92,800	11.01	33,703	4.00	50,554	6.00
Tier I capital to average assets:
Consolidated	74,825	6.98	42,859	4.00	N/A	N/A
Bank	92,800	8.56	43,353	4.00	54,192	5.00

The following is a reconciliation of the consolidated equity capital under U.S. generally accepted accounting principles to Tier 1 capital and total capital at December 31, 2012, 2011 and 2010:

	December 31,
	2012	2011	2010
Consolidated equity capital	$124,510	$85,997	$76,044
Unrealized gains on securities, net	(2,578)	(2,162)	(866)
Junior subordinated debentures, net	17,600	14,100	14,100
Disallowed goodwill and core deposit intangibles	(31,993)	(13,886)	(14,453)

Consolidated Tier 1 capital	107,539	84,049	74,825
Tier 2 capital-subordinated debt (limited)	18,508	16,348	10,366
Allowance for loan losses	11,478	9,060	8,403

Consolidated total capital	$137,525	$109,457	$93,594

The following is a reconciliation of Bank equity capital under U.S. generally accepted accounting principles to Tier 1 capital and total capital at December 31, 2012, 2011 and 2010:

	December 31,
	2012	2011	2010
Bank equity capital	$166,711	$115,765	$108,119
Unrealized gains on securities, net	(2,578)	(2,162)	(866)
Disallowed goodwill and core deposit intangibles	(31,993)	(13,886)	(14,453)

Bank Tier 1 capital	132,140	99,717	92,800
Allowance for loan losses	11,478	9,060	8,403

Bank total capital	$143,618	$108,777	$101,203

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events
Note 11.	Subsequent Events

On July 19, 2013, the Company announced that it has entered into a definitive agreement to acquire Collin Bank in Plano, Texas for an expected combination of cash and stock purchase price totaling approximately $29.1 million. The transaction is subject to certain conditions, including the approval by Collin Bank’s shareholders and customary regulatory approvals and is expected to close during the fourth quarter of 2013.

Note 24.	Subsequent Events – Stock Offering and Stock Split

IBG qualifies as an “emerging growth company” as defined by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). In October 2012, the Board of Directors of the Company approved a resolution for IBG to sell shares of common stock to the public in an initial public offering. On December 28, 2012 the Company submitted a confidential draft Registration Statement on Form S-1 with the SEC with respect to the shares to be registered and sold. On February 27, 2013, the Company filed a public Registration Statement on Form S-1 with the SEC.

In connection with the initial public offering, on February 22, 2013 the Company amended its certificate of incorporation to affect a 3.2-for-one stock split of its common stock and change the its par value of common stock from $1 to $.01. All previously reported share amounts have been retrospectively restated to give effect to the stock split and the common stock account has been reallocated to additional paid in capital to reflect the new par value.

Deferred transaction costs of $603 associated with the offering of common stock are recorded in other assets as of December 31, 2012. Transaction costs will be recognized as a reduction to the proceeds of the stock offering.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements
Note 2.	Recent Accounting Pronouncements

ASU No. 2011-02, Receivables (Topic 310) – A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. ASU 2011-02 clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. ASU 2011-02 was effective for the year ended December 31, 2012 and did not have a material effect on the Company’s operating results or financial condition.

ASU 2011-12, Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments to allow the FASB time to re-deliberate whether to require presentation of such adjustments on the face of the financial statements to show the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. ASU 2011-12 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. All other requirements in ASU 2011-05 are not affected by ASU No. 2011-12. ASU 2011-12 became effective for the Company on January 1, 2012. In connection with the application of ASU 2011-05, the Company’s financial statements now include a separate statement of comprehensive income.

Restrictions on Cash and Due From Banks	12 Months Ended
Dec. 31, 2012
Restrictions on Cash and Due From Banks
Note 3.	Restrictions on Cash and Due From Banks

At December 31, 2012, 2011 and 2010, the Company did not have a deposit requirement with the Federal Reserve Bank as a result of the Company’s decision to hold a portion of excess cash with the Federal Reserve.

Premises and Equipment, Net	12 Months Ended
Dec. 31, 2012
Premises and Equipment, Net
Note 7.	Premises and Equipment, Net

Premises and equipment, net at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Land	$14,548	$14,149	$14,677
Building	48,054	44,814	44,639
Furniture, fixtures and equipment	13,881	12,692	11,696
Aircraft	5,298	3,700	3,700
Leasehold and tenant improvements	725	620	620
Construction in progress	7,349	1,052	124

	89,855	77,027	75,456
Less accumulated depreciation	(19,274)	(16,605)	(13,403)

	$70,581	$60,422	$62,053

Depreciation expense amounted to $3,524, $3,302 and $2,868 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has contracted for construction of a new branch and office building in Austin, Texas. Construction is expected to be complete during the first quarter of 2013. The total contracted cost related to the construction of the building is $8,474. Total construction costs incurred through December 31, 2012 are included in construction in progress above.

The Company leases offices in the corporate location and other buildings to other unaffiliated tenants. Rental income of $588, $566 and $577 was recognized during the years ended December 31, 2012, 2011 and 2010, respectively. This rental income is recorded in the statements of income as an offset to occupancy and equipment expense.

At December 31, 2012, minimum future rental payments receivable from these tenants were as follows:

First year	$419
Second year	238
Third year	169
Fourth year	169
Fifth year	154
Thereafter	52

$1,201

In addition, Adriatica leases retail space to tenants in the Adriatica development (see Note 21).

Other Real Estate Owned	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned
Note 8.	Other Real Estate Owned

Other real estate owned at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Construction, land and land development	$6,166	$7,653	$6,982
Residential	653	100	155
Commercial real estate	—	182	182
Agricultural	—	457	535

	$6,819	$8,392	$7,854

Goodwill and Core Deposit Intangible, Net	12 Months Ended
Dec. 31, 2012
Goodwill and Core Deposit Intangible, Net
Note 9.	Goodwill and Core Deposit Intangible, Net

The Company reported goodwill from its acquisitions prior to 2010 in the amount of $11,222. There was no goodwill recorded during 2010 or 2011. During 2012, the Company recorded goodwill of $12,967 and $4,779 in conjunction with the acquisitions of I Bank and Community Group, respectively. In September 2012, goodwill was reduced by $254 as a result of the sale of the Copland, Texas branch office.

The gross carrying value and accumulated amortization of core deposit intangible is as follows:

	December 31,
	2012	2011	2010
Core deposit intangible	$6,374	$5,540	$5,540
Less accumulated amortization	(3,123)	(2,876)	(2,309)

	$3,251	$2,664	$3,231

Amortization of the core deposit intangible amounted to $656, $567 and $431 for the years ended December 31, 2012, 2011 and 2010, respectively.

The future amortization expense related to core deposit intangible remaining at December 31, 2012 is as follows:

First year	$703
Second year	584
Third year	346
Fourth year	325
Fifth year	325
Thereafter	968

$3,251

Deposits	12 Months Ended
Dec. 31, 2012
Deposits
Note 10.	Deposits

Deposits at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Noninterest-bearing demand accounts	$259,664	18.7%	$168,849	16.4%	$133,307	14.4%
Interest-bearing checking accounts	688,234	49.5	464,653	45.1	229,855	24.8
Savings accounts	115,413	8.3	100,550	9.8	68,329	7.4
Limited access money market accounts	28,439	2.0	27,082	2.6	188,203	20.3
Individual retirement accounts (IRA)	34,374	2.5	29,021	2.8	30,892	3.3
Certificates of deposit, less than $100,000	100,462	7.2	103,446	10.0	159,843	17.2
Certificates of deposit, $100,000 and greater	164,154	11.8	136,883	13.3	117,114	12.6

	$1,390,740	100.0%	$1,030,484	100.0%	$927,543	100.0%

At December 31, 2012, the scheduled maturities of certificates of deposit, including IRAs, were as follows:

First year	$219,973
Second year	39,499
Third year	19,422
Fourth year	7,653
Fifth year	12,443

$298,990

Brokered deposits at December 31, 2012, 2011 and 2010 totaled $31,238, $41,780 and $43,731, respectively.

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances
Note 11.	Federal Home Loan Bank Advances

At December 31, 2012, the Company has advances from the FHLB of Dallas under note payable arrangements at maturities which range from March 1, 2013 to January 1, 2026. Payments on these notes are made monthly. The weighted average interest rate of all notes was 2.01%, 2.40% and 2.55% at December 31, 2012, 2011 and 2010, respectively. The balances outstanding on these advances were $164,601, $82,291 and $55,273 at December 31, 2012, 2011 and 2010, respectively.

Contractual maturities of FHLB advances at December 31, 2012 were as follows:

First year	$3,027
Second year	20,022
Third year	23,000
Fourth year	32,529
Fifth year	30,000
Thereafter	56,023

$164,601

The advances are secured by FHLB stock owned by the Company and a blanket lien on certain loans with an aggregate available carrying value of $524,811 at December 31, 2012. The Company had remaining credit available under the FHLB advance program of $267,511 at December 31, 2012.

At December 31, 2012, the Company had $92,700 in undisbursed advance commitments (letters of credit) with the FHLB. As of December 31, 2012, these commitments mature on various dates from January 2013 through December 2013. The FHLB letters of credit were obtained in lieu of pledging securities to secure public fund deposits that are over the FDIC insurance limit. At December 31, 2012, there were no disbursements against the advance commitments.

Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Junior Subordinated Debentures
Note 13.	Junior Subordinated Debentures

In March 2003, IB Trust I, an unconsolidated subsidiary of the Company, issued 5,000 shares of floating rate trust preferred securities at $1,000 per share for an aggregate price of $5,000, all of which was outstanding at December 31, 2012, 2011 and 2010. These securities bear an interest rate of 3.25% over the three-month LIBOR (3.56% and 3.68% at December 31, 2012 and 2011, respectively). The trust preferred securities will mature in March 2033. The proceeds from the sale of the trust preferred securities and the issuance of $155 in common securities to the Company were used by Trust I to purchase approximately $5,155 of floating rate junior subordinated debentures of the Company which have the same payment terms as the trust preferred securities. Distributions on the trust preferred securities and on the common securities issued to the Company were payable quarterly beginning June 2003.

In March 2004, IB Trust II, an unconsolidated subsidiary of the Company, issued 3,000 shares of floating rate trust preferred securities at $1,000 per share for an aggregate price of $3,000, all of which was outstanding at December 31, 2012, 2011 and 2010. These securities bear an interest rate of 2.85% over the three-month LIBOR (3.19% and 3.25% at December 31, 2012 and 2011, respectively). The trust preferred securities will mature in March 2034. The proceeds from the sale of the trust preferred securities and the issuance of $93 in common securities to the Company were used by Trust II to purchase approximately $3,093 of floating rate junior subordinated debentures of the Company which have the same payment terms as the trust preferred securities. Distributions on the trust preferred securities and on the common securities issued to the Company were payable quarterly beginning June 2004.

In December 2004, IB Trust III, an unconsolidated subsidiary of the Company, issued 3,600 shares of floating rate trust preferred securities at $1,000 per share for an aggregate price of $3,600, all of which was outstanding at December 31, 2012, 2011 and 2010. These securities bear an interest rate of 2.40% over the three-month LIBOR (2.71% and 2.90% at December 31, 2012 and 2011, respectively). The trust preferred securities will mature in December 2035. The proceeds from the sale of the trust preferred securities and the issuance of $112 in common securities to the Company were used by Trust I to purchase approximately $3,712 of floating rate junior subordinated debentures of the Company which have the same payment terms as the trust preferred securities. Distributions on the trust preferred securities and on the common securities issued to the Company were payable quarterly beginning March 2005.

In February 2005, IB Centex Trust I, an unconsolidated subsidiary of the Company, issued 2,500 shares of floating rate trust preferred securities at $1,000 per share for an aggregate price of $2,500, all of which was outstanding at December 31, 2012, 2011 and 2010. These securities bear an interest rate of 3.25% over the three-month LIBOR (3.56% and 3.75% at December 31, 2012 and 2011, respectively). The trust preferred securities will mature in February 2035. The proceeds from the sale of the trust preferred securities and the issuance of $78 in common securities to the Company were used by Centex Trust I to purchase approximately $2,578 of floating rate junior subordinated debentures of the Company which have the same payment terms as the trust preferred securities. Distributions on the trust preferred securities and on the common securities issued to the Company were payable quarterly beginning June 2005.

In connection with the acquisition of Community Group Inc. in October 2012, (Note 20) the Company, assumed $3,500 (3,500 shares with a liquidation amount of 1,000 per security) of Floating Rate Cumulative Trust Preferred Securities (TPS) which were issued through a wholly-owned subsidiary, Community Group Statutory Trust I (CGI Trust I). CGI Trust I invested the total proceeds from the sale of TPS and the $109 proceeds from the sale of common stock to CGI in floating rate Junior Subordinated Debentures (Debentures) issued by CGI. Interest on the TPS is payable quarterly on March 15, June 15, September 15, and December 15 of each year at a rate equal to the three month LIBOR rate plus 1.60% (1.99% at December 31, 2012). Principal payments are due at maturity on June 21, 2037. The Company may redeem the Debentures, in whole or in part, on any interest payment date on or after the redemption date of June 21, 2012 at an amount equal to the principal amount of the Debentures being redeemed plus accrued and unpaid interest on such Debentures to the redemption date

Except under certain circumstances, the common securities issued to the Company by the trusts possess sole voting rights with respect to matters involving those entities. Under certain circumstances, the Company may, from time to time, defer the debentures’ interest payments, which would result in a deferral of distribution payments on the related trust preferred securities and, with certain exceptions, prevent the Company from declaring or paying cash distributions on the Company’s common stock and any other future debt ranking equally with or junior to the debentures. The trust preferred securities are guaranteed by the Company.

Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk
Note 14.	Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. The commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of this instrument. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments. At December 31, 2012, 2011 and 2010, the approximate amounts of these financial instruments were as follows:

	December 31,
	2012	2011	2010
Commitments to extend credit	$153,932	$103,861	$74,885
Standby letters of credit	2,704	1,564	1,259

	$156,636	$105,425	$76,144

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Company upon extension of credit is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, farm crops, property, plant and equipment and income-producing commercial properties.

Letters of credit are written conditional commitments used by the Company to guarantee the performance of a customer to a third party. The Company’s policies generally require that letter of credit arrangements contain security and debt covenants similar to those contained in loan arrangements. In the event the customer does not perform in accordance with the terms of the agreement with the third party, the Company would be required to fund the commitment. The maximum potential amount of future payments the Company could be required to make is represented by the contractual amount shown in the table above. If the commitment is funded, the Company would be entitled to seek recovery from the customer. As of December 31, 2012, 2011 and 2010, no amounts have been recorded as liabilities for the Company’s potential obligations under these guarantees.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Note 16.	Related Party Transactions

In the ordinary course of business, the Company has and expects to continue to have transactions, including loans to its officers, directors and their affiliates. In the opinion of management, such transactions are on the same terms as those prevailing at the time for comparable transactions with unaffiliated persons. Loan activity for officers, directors and their affiliates for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$37,626
New loans	5,283
Repayments	(8,420)
Changes in affiliated persons	(12)

Balance at end of year	$34,477

See also Note 12.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Note 17.	Employee Benefit Plans

The Company has a 401(k) profit sharing plan (Plan) which covers employees over the age of eighteen who have completed ninety days of credited service, as defined by the Plan. The Plan provides for “before tax” employee contributions through salary reduction contributions under Section 401(k) of the Internal Revenue Code. A participant may choose a salary reduction not to exceed the dollar limit set by law each year ($17 in 2012). Contributions by the Company and by participants are immediately fully vested. The Plan provides for the Company to make 401(k) matching contributions ranging from 50% to 100% depending upon the employee’s years of service, but limited to 6% of the participant’s eligible salary. The Plan also provides for the Company to make additional discretionary contributions to the Plan. The Company made contributions of approximately $435, $351 and $297 for the years ended December 31, 2012, 2011 and 2010, respectively.

IBG Adriatica	12 Months Ended
Dec. 31, 2012
IBG Adriatica
Note 21.	IBG Adriatica

In June 2011, IBG formed a wholly owned subsidiary, IBG Adriatica Holdings (Adriatica), to acquire loans from First United Bank, Durant, Oklahoma (First United Bank). The loans had an aggregate face value of $23,000 and were secured by approximately 27 acres of real property located in the Adriatica Development in McKinney, TX.

The purchase price of the loans was $16,250, of which $12,188 was financed with First United Bank. The loan is guaranteed by IBG.

Adriatica subsequently acquired the real property through a deed in lieu of foreclosure. The real property consists of a commercial office building, retail center, residential lots and a multi-story parking garage. The property was recorded at a fair value net of selling costs of $16,949 based on a current independent appraisal and a gain of $699 was recognized. In addition, Adriatica purchased a building located on the property for $442 and has capitalized improvements of $54 during the year ended December 31, 2011.

Management has engaged a project manager to oversee and market the development. Adriatica incurred expenses of approximately $447 and $303 during the years ended December 31, 2012 and 2011, respectively, to complete finish out of the garage and other maintenance to prepare the property to sell.

In December 2011, a tract of land adjacent to the garage and rights to parking spaces were sold to an investment partnership comprised of certain of the Company’s principals, including the Chairman of the Board and the majority shareholder as well as certain other directors of the Company. Adriatica received proceeds of $1,500 for this property which was the appraised value. Adriatica recognized a gain of $115 due to minimal selling costs incurred on the sale. In December 2012, an additional tract of land and parking was sold to the same investment partnership for net proceeds of $3,443 generating a gain of $869. The investment partnership has an option to buy another 32,000 square feet of undeveloped property in the future. Management believes that these transactions have comparable terms to those that could be arranged with an independent third party.

Also during 2012, Adriatica sold two townhomes and an office building to unrelated entities and recognized a total gain of approximately $686 on these sales.

The retail center has leased space to several tenants with lease contracts expiring from 2013 through 2016. Adriatica recognized rental income of approximately $1,055, $442 and $0 during the years ended December 31, 2012, 2011 and 2010, respectively. The rental income is recorded in the statements of income as an offset to expenses from operations of IBG Adriatica. The retail leases will transfer with the property at the time the retail center is sold.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations
Note 22.	Business Combinations

I Bank Acquisition

On April 1, 2012, the Company acquired 100% of the outstanding stock of I Bank Holding Company, Inc. and its wholly owned subsidiary iBank Texas with branches in Lakeway, Texas and a branch located in Georgetown, Texas.

Estimated fair values of the assets acquired and liabilities assumed in the transaction as of the closing date of the transaction was as follows:

Assets of acquired bank:
Cash and cash equivalents	$19,993
Certificates of deposit held in other banks	17,078
Investment in restricted stock	702
Loans	116,948
Premises and equipment	2,165
Other real estate owned	416
Goodwill	12,967
Core deposit intangible	1,097
Other assets	1,221

Total assets	$172,587

Liabilities of acquired bank:
Deposits	$122,876
FHLB advances	12,500
Other liabilities	211

Total liabilities	$135,587

Cash paid in I Bank Holding Company, Inc. transaction	$37,000

Non-credit impaired loans had a fair value of $113,531 at the date of acquisition and contractual balances of $113,723. The difference of $192 will be recognized into interest income as an adjustment to yield over the life of the loans.

The Company recognized goodwill of $12,967 which is calculated as the excess of both the consideration exchanged and liabilities assumed compared to the fair market value of identifiable assets acquired. Goodwill resulted from a combination of expected synergies, expansion of Austin market area and growth opportunities. Goodwill is not expected to be deducted for tax purposes.

The Company had incurred expenses related to the acquisition of approximately $705 during the year ended December 31, 2012, which is included in acquisition expense.

Pro forma net income for the years ended December 31, 2012 and 2011 would have been $18,308 and $17,321, respectively, and revenues would have been $82,966 and $75,669 for the same years, respectively, had the acquisition occurred as of January 1, 2011. The operations of iBank were merged into Independent Bank as of the date of the acquisition. Separate revenue and earnings of the former iBank are not available subsequent to the business combination.

Community Group Acquisition

On October 1, 2012, the Company completed an acquisition of The Community Group, Inc. (CGI) and its wholly owned subsidiary United Community Bank. The Company issued 182,221 shares of Company common stock plus $9.6 million in cash for all outstanding shares of CGI. The Company’s stock was valued at $20.31 per share which was based on the most recent selling price of the Company’s stock to third party investors.

The Company recognized goodwill of $4,779 which is calculated as the excess of both the consideration exchanged and liabilities assumed compared to the fair market value of identifiable assets acquired. Goodwill resulted from a combination of expected synergies, desirable branch locations and growth opportunities. Goodwill is not expected to be deducted for tax purposes.

The Company had incurred expenses related to the acquisition of approximately $696 during 2012, which is included in acquisition expense. The results of operations for the Company would not have been materially different had the acquisition occurred as of January 1, 2011. Therefore, pro forma information has not been disclosed.

Estimated fair values of the assets acquired and liabilities assumed in the transaction as of the closing dates of the transaction was as follows:

Assets of acquired bank:
Cash and cash equivalents	$26,237
Securities available for sale	10,314
Loans	63,500
Premises and equipment	3,530
Other real estate	1,157
Investment in FHLB stock and other restricted stock	715
Goodwill	4,779
Core deposit intangible	265
Other assets	470

Total assets	$110,967

Liabilities of acquired bank:
Deposits	$93,568
Junior subordinated debentures	3,609
Other liabilities	489

Total liabilities	$97,666

Common stock issued in The Community Group, Inc. transaction	$3,701

Cash paid in The Community Group, Inc. transaction	$9,600

Non-credit impaired loans had a fair value of $58,694 at the date of acquisition and contractual balances of $59,106.The difference of $412 will be recognized into interest income as an adjustment to yield over the life of the loans.

Farmersville and Town Bank Acquisitions

On July 31, 2010, and September 30, 2010 the Company acquired certain assets and assumed certain deposits and liabilities of Town Center Bank and Farmersville Bancshares, Inc., respectively. The Company recorded a liability of $1,752 for contingent consideration expected to be paid to the former owners of Town Center Bank. The contingent consideration is based on performance of the acquired loan portfolio of Town Center Bank and will be resolved three years from the date of the business combination. The maximum amount payable at July 31, 2010 was $1,752.

The Company issued 192,688 shares of Company stock for all outstanding shares of Farmersville Bancshares, Inc. The Company’s stock was valued at $17.19 per share which was based on the most recent selling price of the Company’s stock to third party investors.

The purchase accounting for these transactions resulted in a bargain purchase gain of $6,692 which arose primarily due to the previous owners of the acquired banks being compelled to sell for regulatory reasons. In addition, the valuation of property acquired in connection with the transaction was significantly higher than anticipated at the date the terms of the acquisitions were negotiated.

During 2010, the Company recorded $668 in expenses related to the business combinations that is included in acquisition expense in the accompanying consolidated statements of income.

These acquisitions established Independent Bank’s presence and locations in northwest Dallas County and Denton County, Texas and extended its presence in eastern Collin County, Texas.

Estimated fair values of the assets acquired and liabilities assumed in the transactions as of the closing dates of the transactions were as follows:

Assets of acquired banks:
Cash and cash equivalents	$21,039
Federal funds sold	16,780
Securities available for sale	9,937
Investment in restricted stock	204
Loans	67,505
Premises and equipment	14,541
Other real estate owned	4,553
Core deposit intangible	1,748
Other assets	564

Total assets	$136,871

Liabilities of acquired banks:
Deposits	$120,431
Subordinated debt assumed in Farmersville transaction	2,285
Other borrowings	1,350
Accrued expenses and other liabilities	949

Total liabilities	$125,015

Common stock issued in Farmersville transaction	$3,311

Cash paid in Farmersville transaction	$101

Contingent consideration recorded in Town Center transaction	$1,752

Bargain purchase gain recorded on acquisitions	$6,692

Sale of Branch	12 Months Ended
Dec. 31, 2012
Sale of Branch
Note 23.	Sale of Branch

During September 2012, the Company sold its Coupland, Texas branch, including loans, deposits, related accrued interest and property and equipment to an unaffiliated institution. As a result of this branch sale, the Company transferred deposits of $20,074, including accrued interest, for a deposit premium of $414. The assets were sold for current recorded value of $1,233. The Company reduced goodwill and core deposit intangibles associated with this branch by $254 and $119, respectively, and recognized a gain of $38 on the sale.

Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Parent Company Only Financial Statements
Note 25.	Parent Company Only Financial Statements

The following balance sheets, statements of income and statements of cash flows for Independent Bank Group, Inc. should be reread in conjunction with the consolidated financial statements and the notes thereto.

Balance Sheets

	December 31,
Assets	2012	2011	2010
Cash and cash equivalents	$1,396	$4,375	$2,713
Investment in subsidiaries	173,724	120,711	108,119
Investment in Trusts	547	438	438
Other assets	987	325	34

Total assets	$176,654	$125,849	$111,304

Liabilities and Stockholders’ Equity
Notes payable	$12,250	$7,500	$9,000
Other borrowings	20,788	17,103	11,383
Junior subordinated debentures	18,147	14,538	14,538
Other liabilities	959	711	339

Total liabilities	52,144	39,852	35,260

Stockholders’ equity:
Common stock	83	69	69
Additional paid-in capital	88,791	59,196	58,149
Retained earnings	33,290	24,594	16,984
Treasury stock	(232)	(24)	(24)
Accumulated other comprehensive income	2,578	2,162	866

Total stockholders’ equity	124,510	85,997	76,044

Total liabilities and stockholders’ equity	$176,654	$125,849	$111,304

Statements of Income

	Years Ended December 31,
	2012	2011	2010
Interest expense:
Interest on notes payable and other borrowings	$1,720	$1,270	$981
Interest on junior subordinated debentures	531	480	484

Total interest expense	2,251	1,750	1,465

Noninterest income:
Dividends from subsidiaries	25,634	10,690	7,584
Other	24	33	15

	25,658	10,723	7,599
Noninterest expense:
Salaries and employee benefits	1,163	1,028	1,041
Professional fees	—	168	54
Acquisition expense, including legal	1,401	—	668
Other	36	155	57

Total noninterest expense	2,600	1,351	1,820

Net income before equity in undistributed income of subsidiaries	20,807	7,622	4,314

Equity in undistributed (loss) income of subsidiaries	(3,430)	6,078	8,802

Net income	$17,377	$13,700	$13,116

Statements of Cash Flows

	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$17,377	$13,700	$13,116
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net loss (income) of subsidiaries	3,430	(6,078)	(8,802)
Stock grants amortized	643	572	597
Net change in other assets	(523)	184	5
Net change in other liabilities	9	372	(272)

Net cash provided by operating activities	20,936	8,750	4,644

Cash flows from investing activities:
Capital investment in subsidiaries	(2,050)	(5,215)	—
Cash received from acquired company	39	—	—
Cash paid in acquisitions	(46,600)	—	(361)

Net cash used in investing activities	(48,611)	(5,215)	(361)

Cash flows from financing activities:
Repayments of other borrowings	(3,245)	(3,513)	(2,072)
Proceeds from other borrowings	11,680	7,730	—
Treasury stock purchased	(208)	—	(1)
Proceeds from issuance of common stock	25,150	—	—
Dividends paid	(8,681)	(6,090)	(4,244)

Net cash provided by (used in) financing activities	24,696	(1,873)	(6,317)

Net change in cash and cash equivalents	(2, 979)	1,662	(2,034)

Cash and cash equivalents at beginning of year	4,375	2,713	4,747

Cash and cash equivalents at end of year	$1,396	$4,375	$2,713

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation

Basis of Presentation: The accompanying consolidated financial statements include the accounts of IBG, its wholly-owned subsidiaries, the Bank and IBG Adriatica Holdings, Inc. (Adriatica) and the Bank’s wholly-owned subsidiaries, IBG Real Estate Holdings, Inc., and IBG Aircraft Acquisition, Inc. Adriatica was formed in 2011 to acquire a mixed use residential and retail real estate development in McKinney, Texas. All material intercompany transactions and balances have been eliminated in consolidation.

In addition, the Company wholly-owns IB Trust I (Trust I), IB Trust II (Trust II), IB Trust III (Trust III), IB Centex Trust I (Centex Trust I) and Community Group Statutory Trust I (CGI Trust I). The Trusts were formed to issue trust preferred securities and do not meet the criteria for consolidation.

The consolidated interim financial statements are unaudited, but include all adjustments, which, in the opinion of management are necessary for a fair presentation of the results of the periods presented. All such adjustments were of a normal and recurring nature. These financial statements should be read in conjunction with the financial statements and the notes thereto in the Company’s registration statement on Form S-1. The consolidated statement of condition at December 31, 2012 has been derived from the audited financial statements as of that date but does not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements.

Segment Reporting	Segment Reporting: The Company has one reportable segment. The Company’s chief operating decision-maker uses consolidated results to make operating and strategic decisions.	Segment reporting: The Company has one reportable segment. The Company’s chief operating decision-maker uses consolidated results to make operating and strategic decisions.
Initial Public Offering (IPO)

Initial Public Offering (IPO): IBG qualifies as an “emerging growth company” as defined by the Jumpstart Our Business Startups Act (JOBS Act). In October 2012, the Board of Directors of the Company approved a resolution for IBG to sell shares of common stock to the public in an initial public offering. On December 28, 2012, the Company submitted a confidential draft Registration Statement on Form S-1 with the SEC with respect to the shares to be registered and sold. On February 27, 2013, the Company filed a Registration Statement on Form S-1 with the SEC. That Registration Statement was declared effective by the SEC on April 2, 2013. The Company sold and issued 3,680,000 shares of common stock at $26 per share in reliance on that Registration Statement. Total proceeds received by the Company, net of offering costs were approximately $87 million.

In connection with the initial public offering, on February 22, 2013, the Company amended its certificate of incorporation to affect a 3.2 for one stock split of its common stock and change the par value of common stock from $1 to $.01. All previously reported share amounts have been retrospectively restated to give effect to the stock split and the common stock account has been reallocated to additional paid in capital to reflect the new par value. The Company also terminated its S-Corporation status and became a taxable corporate entity (C Corporation) on April 1, 2013. The consolidated statement of stockholders’ equity presents a constructive distribution to the owners followed by a contribution to the capital of the corporate entity. The transfer did not affect total stockholders’ equity.

Income Taxes

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities (excluding deferred tax assets and liabilities related to business combinations or components of other comprehensive income). Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the expected amount most likely to be realized. Realization of deferred tax assets is dependent upon the level of historical income and estimates of future taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets will be realized.

The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Any interest and/or penalties related to income taxes are reported as a component of income tax expense.

The Company files a consolidated income tax return in U.S. federal jurisdiction and Texas.

Income taxes: The Company has elected to be taxed under sections of federal income tax law which provide that, in lieu of corporation income taxes, the stockholders separately account for their pro rata shares of the Company’s items of income, deductions, losses and credits. Because the Company’s stockholders are obligated to pay federal income tax on the earnings of the Company, the Company has declared cash dividends sufficient to fund stockholders’ tax payments as they come due.

The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The open tax years are 2009 through 2011 for Federal purposes and 2008 through 2011 for the State of Texas. As of December 31, 2012, 2011 and 2010, respectively, after evaluating all uncertain tax positions, the Company has recorded no liability for interest or penalties on unrecognized tax positions at the end of the reporting period.

Pro Forma Statements

Pro forma statements: Pro forma amounts for income tax expense and basic and diluted earnings per share have been presented assuming the Company’s effective tax rate of 32.8% for the six months ended June 30, 2013 and 30.1% for the six months ended June 30, 2012, as if it had been a C Corporation during those periods. The difference in the statutory rate of 35% and the Company’s effective rate is primarily due to nontaxable income earned on municipal securities and bank owned life insurance. In addition, the pro forma results for the six months ended June 30, 2013 excludes the initial deferred tax credit as discussed in Note 7.

Pro forma statements (unaudited): As of the effective date of the initial public offering discussed in Note 24, the Company will terminate its S-Corporation status and become a taxable corporate entity (“C Corporation).

In accordance with 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (SAB Topic 4B) issued by the Securities and Exchange Commission (SEC), the December 31, 2012 pro forma balance sheet presents a reclassification of retained earnings of the Company as a Sub-Chapter S Corporation to additional paid-in capital. That presentation assumes a constructive distribution to the owners followed by a contribution to the capital to the corporate entity. The transfer does not affect total shareholders’ equity.

In addition, the pro forma balance sheet includes the effect of recording a deferred tax asset resulting from the difference between the financial statement carrying amounts of assets and liabilities and their respective tax bases of the Company as a C Corporation. As of December 31, 2012, the Company would record an estimated deferred tax asset of $111, which is reflected as an increase in retained earnings of $111.

In addition, the pro forma balance sheet includes a dividend of $3,030 that was declared and paid to shareholders in January 2013. It also includes a planned dividend of approximately $3,000 that will be paid to current shareholders to make their estimated tax payments on the S-Corporation taxable earnings through the date the 2013 S-Corporation status is terminated. The pro forma balance sheet does not reflect any earnings subsequent to December 31, 2012.

Pro forma amounts for income tax expense and basic and diluted earnings per share have been presented assuming the Company’s effective tax rate of 30.1%, 31.7% and 33.1% for the years ended December 31, 2012, 2011 and 2010 as if it had been a C Corporation during those periods. The difference in the statutory rate of 35% and the Company’s effective rate is primarily due to nontaxable income earned on municipal securities and bank owned life insurance.

Earnings Per Share

Earnings per share: Basic earnings per common share are net income divided by the weighted average number of common shares outstanding during the period. The unvested share-based payment awards that contain rights to non forfeitable dividends are considered participating securities for this calculation. Diluted earnings per common share include the dilutive effect of additional potential common shares issuable under stock warrants. The dilutive effect of participating non vested common stock was not included as it was anti-dilutive. Proceeds from the assumed exercise of dilutive stock warrants are assumed to be used to repurchase common stock at the average market price.

Earnings per share: Basic earnings per common share are net income divided by the weighted average number of common shares outstanding during the year. The unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. Diluted earnings per common share include the dilutive effect of additional potential common shares issuable under stock warrants. The dilutive effect of participating non vested common stock was not included as it was anti-dilutive. Earnings per share are restated for all stock splits and stock dividends through the date of issuance of the financial statements. In addition, proceeds from the assumed exercise of dilutive stock warrants are assumed to be used to repurchase common stock at the average market price. Participating securities from stock awards to employees were anti-dilutive as of December 31, 2012, 2011 and 2010.

Subsequent Events

Subsequent events: The Company has evaluated subsequent events through the time of filing these financial statements with the SEC and noted no subsequent events requiring financial statement recognition or disclosure, except as disclosed in Note 11.

Subsequent events: Companies are required to evaluate events and transactions that occur after the balance sheet date but before the date the financial statements are issued. They must recognize in the financial statements the effect of all events or transactions that provide additional evidence of conditions that existed at the balance sheet date, including the estimates inherent in the financial preparation process. Entities shall not recognize the impact of events or transactions that provide evidence about conditions that did not exist at the balance sheet date but arose after that date. The Company has evaluated subsequent events through February 27, 2013, the time of filing these financial statements with the SEC and noted no subsequent events requiring financial statement recognition or disclosure, except as disclosed in Note 24.

Principles of Consolidation

Principles of consolidation: The accompanying consolidated financial statements include the accounts of IBG, its wholly-owned subsidiaries, the Bank and IBG Adriatica Holdings, Inc. (“Adriatica”) and the Bank’s wholly-owned subsidiaries, IBG Real Estate Holdings, Inc., IBG Aircraft Acquisition, Inc. and IBG Aviation Holdings, Inc. Adriatica was formed in 2011 to acquire a mixed use residential and retail real estate development in McKinney, Texas (see Note 21). IBG Aviation Holdings, Inc. was dissolved in 2012. All material intercompany transactions and balances have been eliminated in consolidation.

In addition, the Company wholly-owns IB Trust I (Trust I), IB Trust II (Trust II), IB Trust III (Trust III), IB Centex Trust I (Centex Trust I) and Community Group Statutory Trust I (CGI Trust I). The Trusts were formed to issue trust preferred securities and do not meet the criteria for consolidation (see Note 13).

The accounting and reporting policies of Independent Bank Group, Inc. and Subsidiaries (Company) conform to U.S. generally accepted accounting principles and to general practices within the banking industry. The following are descriptions of the more significant of those policies.

Use of Estimates

Use of estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Accordingly, actual results could differ from those estimates. The material estimates included in the financial statements relate to the allowance for loan losses and valuation of assets and liabilities acquired in business combinations.

Cash and Cash Equivalents

Cash and cash equivalents: For the purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks and federal funds sold. All highly liquid investments with an initial maturity of less than ninety days are considered to be cash equivalents. The Company maintains deposits with other financial institutions in amounts that exceed FDIC insurance coverage. The Company’s management monitors the balance in these accounts and periodically assesses the financial condition of the other financial institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risks on cash or cash equivalents. At December 31, 2011 and 2010, the Company had $25,183 and $16,603, deposit and clearing accounts at one unaffiliated commercial bank, respectively. Such amounts were greater than 20% of stockholders’ equity.

Cash and cash equivalents include interest-bearing funds of $71,612, $24,164 and $62,360 at December 31, 2012, 2011 and 2010, respectively.

Certificates of Deposit		Certificates of deposit: Certificates of deposit are FDIC insured deposits in other financial institutions that mature within one year and are carried at cost.
Securities

Securities: Securities classified as available for sale are those debt and equity securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors.

Securities available for sale are reported at fair value with unrealized gains or losses reported as a separate component of other comprehensive income. The amortization of premiums and accretion of discounts, computed by the interest method over their contractual lives, are recognized in interest income.

Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings on the trade date.

In estimating other than temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to retain its investment and whether it is more likely than not the Company will be required to sell its investment before its anticipated recovery in fair value. When the Company does not intend to sell the security, and it is more likely than not that it will not have to sell the security before recovery of its cost basis, it will recognize the credit component of an other than temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.

Loans Held for Sale

Loans held for sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value, as determined by aggregate outstanding commitments from investors. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. Gains and losses on sales of loans are recognized in noninterest income at settlement dates and are determined by the difference between the sales proceeds and the carrying value of the loans.

Acquired Loans

Acquired loans: Acquired loans from the transactions accounted for as a business combination include both non-performing loans with evidence of credit deterioration since their origination date and performing loans. The Company is accounting for the non-performing loans acquired in accordance with Accounting Standards Codification (ASC) 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. At the date of the acquisition, the acquired loans were recorded at their fair value and there is no carryover of the seller’s allowance for loan losses.

Purchased credit impaired loans are accounted for individually. The Company estimates the amount and timing of expected cash flows for each loan, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan (accretable yield). The excess of the loan’s contractual principal and interest over expected cash flows is not recorded (nonaccretable difference).

Over the life of the loan, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected cash flows is greater than the carrying amount, it is recognized as part of future interest income.

The performing loans are being accounted for under Accounting Standards Codification (ASC) 310-20, Nonrefundable Fees and Other Costs, with the related discount being adjusted for over the life of the loan and recognized as interest income.

Loans, Net

Loans, net: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for the allowance for loan losses. The Company originates mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse.

Fees and costs associated with originating loans are recognized in the period they are incurred. The provisions of FASB ASC Topic 310, Receivables, generally provide that such fees and related costs be deferred and recognized over the life of the loan as an adjustment of yield. Management believes that not deferring such amounts and amortizing them over the life of the related loans does not materially affect the financial position or results of operations of the Company.

Allowance for Loan Losses

Allowance for loan losses: The allowance for loan losses is maintained at a level considered adequate by management to provide for probable loan losses. The allowance is increased by provisions charged to expense. Loans are charged against the allowance for loan losses when management believes that collectability of the principal is unlikely. Subsequent recoveries, if any, are credited to the allowance. The provision for loan losses is the amount, which, in the judgment of management, is necessary to establish the allowance for loan losses at a level that is adequate to absorb known and inherent risks in the loan portfolio.

The allowance consists of allocated and general components. The allocated component relates to loans that are individually classified as impaired, for which the carrying value of the loan exceeded the fair value of the collateral or the present value of expected future cash flows.

The general component covers loans which are not impaired and is based on the historical loan loss experience for the last three years, including adjustments to historical loss experience, maintained to cover uncertainties that affect the Bank’s estimate of probable losses for each loan type, and several other factors. These factors include changes in experience of lending staff, lending policies and procedures; changes in collection, charge-off and recovery practices; changes in the nature and volume of the loan portfolio; changes in the volume and severity of nonperforming loans; the existence and effect of any concentrations of credit and changes in the level of such concentrations; and changes in current, national and local economic and business conditions.

This evaluation does not include the effects of expected losses on individual loans or groups of loans that are related to future events or expected changes in economic conditions. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses, and may require the Bank to make additions to the allowance based on their judgment about information available to them at the time of their examinations.

Impaired Loans

Impaired loans: Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan’s effective interest rate; (2) the loan’s observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company’s impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent. The amount of impairment, if any, is included in the allowance for loan losses.

All commercial, real estate, agricultural loans and troubled debt restructurings are considered for individual impairment analysis. Smaller balance consumer loans are collectively evaluated for impairment.

The accrual of interest is discontinued on a loan when management believes; after considering collection efforts and other factors that the borrower’s financial condition is such that collection of interest is doubtful. All interest accrued but not collected for loans that are placed on nonaccrual status or charged-off is reversed against interest income. Cash collections on nonaccrual loans are generally credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Premises and Equipment, Net

Premises and equipment, net: Land is carried at cost. Bank premises, furniture and equipment and aircraft are carried at cost, less accumulated depreciation computed principally by the straight-line method over the estimated useful lives of the assets, which range from three to thirty years.

Leasehold improvements are carried at cost and are depreciated over the shorter of the estimated useful life or the lease period.

Long-Term Assets

Long-term assets: Premises and equipment and other long-term assets are reviewed for impairment when events indicate that their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

OtherReal Estate Owned and Adriatica Real Estate

Other real estate owned and Adriatica real estate: Real estate properties acquired through, or in lieu of, loan foreclosure are initially recorded at fair value less estimated selling costs at the date of foreclosure, establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of carrying amount or fair value less cost to sell.

Revenue and expenses from operations of other real estate owned and Adriatica real estate and impairment charges on other real estate are included in noninterest expense. Gains and losses on sale of other real estate are included in noninterest income.

Goodwill and Core Deposit Intangible, Net

Goodwill and core deposit intangible, net: Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is tested for impairment annually on December 31 or on an interim basis if an event triggering impairment may have occurred. The Company is unaware of any events or circumstances that would trigger impairment at December 31, 2012.

Core deposit intangibles are acquired customer relationships arising from bank acquisitions and are being amortized on a straight-line basis over their estimated useful lives of ten years. Core deposit intangibles are tested for impairment whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable from future undiscounted cash flows.

Restricted Stock

Restricted stock: The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB of Dallas and Independent Bankers Financial Corporation stock do not have readily determinable fair values as ownership is restricted and they lack a ready market. As a result, these stocks are carried at cost and evaluated periodically by management for impairment.

Bank-Owned Life Insurance

Bank-owned life insurance: Bank-owned life insurance is recorded at the amount that can be realized under the insurance contracts at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. Changes in the net cash surrender value of the policies, as well as insurance proceeds received are reflected in noninterest income.

Loan Commitments and Related Financial Instruments

Loan commitments and related financial instruments: In the ordinary course of business, the Company has entered into certain off-balance-sheet financial instruments consisting of commitments to extend credit, commercial letters of credit, and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are incurred or received.

Management estimates losses on off-balance-sheet financial instruments using the same methodology as for portfolio loans. Estimated losses on off-balance-sheet financial instruments are recorded by charges to the provision for losses and credits to other liabilities in the Company’s consolidated balance sheet. There were no estimated losses on off-balance sheet financial instruments as of December 31, 2012, 2011 or 2010.

Stock Based Compensation

Stock based compensation: Stock compensation accounting guidance (FASB ASC 718) requires that all share-based payments to employees be valued at fair value on the grant date. Stock-based compensation expense is recognized using the straight-line method over the requisite service period for all awards.

Business Combinations

Business combinations: The Company applies the acquisition method of accounting for business combinations. Under the acquisition method, the acquiring entity in a business combination recognizes 100 percent of the assets acquired and liabilities assumed at their acquisition date fair values. Management utilizes valuation techniques appropriate for the asset or liability being measured in determining these fair values. Any excess of the purchase price over amounts allocated to assets acquired, including identifiable intangible assets, and liabilities assumed is recorded as goodwill. Where amounts allocated to assets acquired and liabilities assumed is greater than the purchase price, a bargain purchase gain is recognized. Acquisition-related costs are expensed as incurred.

Comprehensive Income

Comprehensive income: Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income. Gains and losses on available for sale securities are reclassified to net income as the gains or losses are realized upon sale of the securities. Other than temporary impairment charges are reclassified to net income at the time of the charge.

Fair Values of Financial Instruments

Fair values of financial instruments: Accounting standards define fair value, establish a framework for measuring fair value in U.S. generally accepted accounting principles, and require certain disclosures about fair value measurements (see Note 18, “Fair Value Measurements”). In general, fair values of financial instruments are based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Company’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earning Per Share

	Six months ended June 30,
	2013	2012
Basic earnings per share:
Net income	$11,562	$6,795
Less:
Undistributed earnings allocated to participating securities	116	72
Dividends paid on participating securities	100	68

Net income available to common shareholders	$11,346	$6,655

Weighted-average basic shares outstanding	9,960,767	7,232,697

Basic earnings per share	$1.14	$0.92

Diluted earnings per share:
Net income available to common shareholders	$11,346	$6,655

Total weighted-average basic shares outstanding	9,960,767	7,232,697
Add dilutive stock warrants	48,419	23,126

Total weighted-average diluted shares outstanding	10,009,186	7,255,823

Diluted earnings per share	$1.13	$0.92

Pro forma earnings per share:
Pro forma net income	$7,936	$4,750
Less undistributed earnings allocated to participating securities	48	30
Less dividends paid on participating securities	100	68

Pro forma net income available to common shareholders after tax	$7,788	$4,652

Pro forma basic earnings per share	$0.78	$0.64

Pro forma diluted earnings per share	$0.78	$0.64

Anti-dilutive participating securities	108,639	99,775

	Years Ended December 31,
	2012	2011	2010
Basic earnings per share:
Net income	$17,377	$13,700	$13,116
Less:
Undistributed earnings allocated to participating securities	168	193	261
Dividends paid on participating securities	169	155	125

Net income available to common shareholders	$17,040	$13,352	$12,730

Weighted-average basic shares outstanding	7,626,205	6,668,534	6,518,224

Basic earnings per share	$2.23	$2.00	$1.95

Diluted earnings per share:
Net income available to common shareholders	$17,040	$13,352	$12,730

Total weighted-average basic shares outstanding	7,626,205	6,668,534	6,518,224
Add dilutive stock warrants	23,161	6,544	—

Total weighted-average diluted shares outstanding	7,649,366	6,675,078	6,518,224

Diluted earnings per share	$2.23	$2.00	$1.95

Pro forma earnings per share (unaudited):
Pro forma net income	$12,147	$9,357	$8,775
Less undistributed earnings allocated to participating securities	66	82	133
Less dividends paid on participating securities	169	155	125

Pro forma net income available to common shareholders after tax	$11,912	$9,120	$8,517

Pro forma basic earnings per share	$1.56	$1.37	$1.31

Pro forma diluted earnings per share	$1.56	$1.37	$1.31

Anti-dilutive participating securities	105,238	100,517	101,767

Statement of Cash Flows (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Supplemental Cash Flow Information

Other supplemental cash flow information is presented below:

	Six months ended June 30,
	2013	2012
Cash transactions:
Interest expense paid	$6,254	$6,589

Noncash transactions:
Transfers of loans to other real estate owned	$2,678	$288

Loans to facilitate the sale of other real estate owned	$113	$20

Writeoff of debt origination costs related to warrants	$223	$—

Other supplemental cash flow information is presented below:

	Years Ended December 31,
	2012	2011	2010
Cash transactions:
Interest expense paid	$13,329	$13,534	$13,654

Noncash transactions:
Transfers of loans to other real estate owned	$885	$5,723	$13,410

Loans to facilitate the sale of other real estate owned	$3,473	$661	$358

Adriatica real estate notes financed	$—	$12,188	$—

Stock warrants issued for guarantee of other borrowings	$—	$475	$—

Common stock issued for noncompete agreement	$115	$—	$—

Transfer of bank premises to other real estate	$379	$—	$—

Supplemental schedule of noncash investing activities from acquisitions and branch sale:

	Years Ended December 31,
	2012	2011	2010
Noncash assets acquired:
Certificates of deposit held in other banks	$17,078	$—	$—
Securities available for sale	10,314	—	9,937
Restricted stock	1,417	—	204
Loans	180,448	—	67,505
Premises and equipment	5,717	—	14,541
Other real estate owned	1,573	—	4,553
Goodwill	17,746	—	—
Core deposit intangible	1,362	—	1,748
Other assets	1,669	—	564

Total assets	$237,324	$—	$99,052

Noncash liabilities assumed:
Deposits	$216,444	$—	$120,431
FHLB advances	12,500	—	—
Other borrowings	—	—	3,635
Junior subordinated debt	3,609	—	—
Other liabilities	700	—	949

Total liabilities	$233,253	$—	$125,015

Cash and cash equivalents acquired from acquisitions	$46,230	$—	$37,819

Contingent consideration recorded	$—	$—	$1,752

Cash paid to shareholders of acquired banks	$46,600	$—	$101

Fair value of common stock issued to shareholders of acquired bank	$3,701	$—	$3,311

Noncash assets transferred:
Loans	$807	$—	$—
Premises and equipment	280	—	—
Goodwill	254	—	—
Core deposit intangible	119	—	—
Other assets	13	—	—

Total assets	$1,473	$—	$—

Non cash liabilities transferred:
Deposits	$20,068	$—	$—
Other liabilities	6	—	—

Total liabilities	$20,074	$—	$—

Cash and cash equivalents transferred in branch sale	$133	$—	$—

Deposit premium received	$414	$—	$—

Cash paid to buyer, net of deposit premium	$18,430	$—	$—

Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Amortized Cost of Securities and Approximate Fair Values

The amortized cost of securities and their approximate fair values at June 30, 2013 and December 31, 2012, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
June 30, 2013:
U.S. treasuries	$3,496	$27	$—	$3,523
Government agency securities	69,636	123	(939)	68,820
Obligations of state and municipal subdivisions	37,976	231	(2,175)	36,032
Corporate bonds	2,092	—	(70)	2,022
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	504	31	—	535

	$113,704	$412	$(3,184)	$110,932

December 31, 2012:
U.S. treasuries	$3,493	$54	$—	$3,547
Government agency securities	69,636	575	—	70,211
Obligations of state and municipal subdivisions	34,908	2,123	(217)	36,814
Corporate bonds	2,105	23	(25)	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	45	—	680

	$110,777	$2,820	$(242)	$113,355

The amortized cost of securities and their approximate fair values at December 31, 2012, 2011 and 2010 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
December 31, 2012:
U.S. treasuries	$3,493	$54	$—	$3,547
Government agency securities	69,636	575	—	70,211
Obligations of state and municipal subdivisions	34,908	2,123	(217)	36,814
Corporate bonds	2,105	23	(25)	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	45	—	680

	$110,777	$2,820	$(242)	$113,355

December 31, 2011:
U.S. treasuries	$2,492	$58	$—	$2,550
Government agency securities	65,092	615	(21)	65,686
Obligations of state and municipal subdivisions	20,970	1,355	—	22,325
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,275	155	—	3,430

	$91,829	$2,183	$(21)	$93,991

December 31, 2010:
U.S. treasuries	$1,000	$30	$—	$1,030
Government agency securities	40,686	798	(64)	41,420
Obligations of state and municipal subdivisions	6,063	71	(136)	5,998
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,996	168	(1)	4,163

	$51,745	$1,067	$(201)	$52,611

Proceeds from Sale, Gross Gains and Losses of Securities Available for Sale

Proceeds from sale of securities available for sale and gross gains and losses for the six months ended June 30, 2013 and 2012 were as follows:

	Six months ended June 30,
	2013	2012
Proceeds from sale	—	$2,078

Gross gains	—	$—

Gross losses	—	$3

Proceeds from sale of securities available for sale and gross gains and losses for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
	2012	2011	2010
Proceeds from sale	$2,078	$—	$—

Gross gains	$—	$—	$—

Gross losses	$3	$—	$—

Amortized Cost and Estimated Fair Value of Securities Available for Sale by Contractual Maturity

The amortized cost and estimated fair value of securities available for sale at June 30, 2013, by contractual maturity, are shown below. Maturities of pass-through certificates will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	June 30, 2013
	Securities Available for Sale
	Amortized Cost	Fair Value
Due in one year or less	$5,998	$6,054
Due from one year to five years	51,952	51,333
Due from five to ten years	21,900	21,652
Thereafter	33,350	31,358

	113,200	110,397
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	504	535

	$113,704	$110,932

Maturities of pass-through certificates will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2012
	Securities Available for Sale
	Amortized Cost	Fair Value
Due in one year or less	$2,499	$2,526
Due from one year to five years	49,559	49,960
Due from five to ten years	25,832	26,231
Thereafter	32,252	33,958

	110,142	112,675
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	680

	$110,777	$113,355

Summary of Unrealized Losses and Fair Value Securities in Continuous Unrealized Loss Position

Unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of June 30, 2013 and December 31, 2012, are summarized as follows:

Description of Securities	Number of Securities	Value Impaired				Total
		Less Than 12 Months		Greater Than 12 Months
		Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Securities Available for Sale
June 30, 2013
Government agency securities	30	$47,047	$(939)	$—	$—	$47,047	$(939)
Obligations of state and municipal subdivisions	42	22,362	(2,175)	—	—	22,362	(2,175)
Corporate bonds	2	2,022	(70)	—	—	2,022	(70)

		$71,431	$(3,184)	$—	$—	$71,431	$(3,184)

December 31, 2012
Obligations of state and municipal subdivisions	9	$6,551	$(217)	$—	$—	$6,551	$(217)
Corporate bonds	1	990	(25)	—	—	990	(25)

		$7,541	$(242)	$—	$—	$7,541	$(242)

Unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2012, 2011 and 2010, are summarized as follows:

	Value Impaired
	Less Than 12 Months		Greater Than 12 Months		Total
Description of Securities	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Securities Available for Sale
December 31, 2012:
Obligations of state and municipal subdivisions	$6,551	$(217)	$—	$—	$6,551	$(217)
Corporate bonds	990	(25)	—	—	990	(25)

	$7,541	$(242)	$—	$—	$7,541	$(242)

December 31, 2011:
Government agency securities	$9,479	$(21)	$—	$—	$9,479	$(21)

December 31, 2010:
Government agency securities	$6,808	$(64)	$—	$—	$6,808	$(64)
Obligations of state and municipal subdivisions	3,853	(136)	—	—	3,853	(136)
Residential mortgage-backed securities guaranteed by FNMA, GNMA and FHLMC	344	(1)	—	—	344	(1)

	$11,005	$(201)	$—	$—	$11,005	$(201)

Moody Credit Ratings in State and Municipal Obligations Portfolio

As of December 31, 2012, the Moody credit ratings in the state and municipal obligations portfolio are shown in the following table.

Moody Credit Rating	% of portfolio
A1	5.2%
Aa1	2.2
Aa2	6.6
Aa3	0.9
Aaa	33.7
Not available	8.2
Not rated	43.2

100.0%

Loans, Net and Allowance for Loan Losses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Compositions of Loans

Loans, net at June 30, 2013 and December 31, 2012, consisted of the following:

	June 30,	December 31,
	2013	2012
Commercial	$200,755	$169,882
Real estate:
Commercial	731,030	648,494
Commercial construction, land and land development	101,755	97,329
Residential	328,816	306,187
Single family interim construction	71,844	67,920
Agricultural	34,491	40,127
Consumer	43,160	39,502
Other	64	73

	1,511,915	1,369,514
Allowance for loan losses	(12,762)	(11,478)

	$1,499,153	$1,358,036

Loans, net at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Commercial	$169,882	$127,827	$121,805
Real estate:
Commercial	648,494	470,820	361,106
Commercial construction, land and land development	97,329	79,063	81,270
Residential	306,187	219,938	207,996
Single-family interim construction	67,920	24,592	20,402
Agricultural	40,127	34,923	32,902
Consumer	39,502	28,437	31,270
Other	73	80	76

	1,369,514	985,680	856,827
Allowance for loan losses	(11,478)	(9,060)	(8,403)

	$1,358,036	$976,620	$848,424

Summary of Activity in Allowance for Loan Losses by Loan Class

Following is a summary of the activity in the allowance for loan losses by loan class for the six months ended June 30, 2013 and 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total
Six months ended June 30, 2013
Balance at the beginning of period	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478
Provision for loan losses	(185)	2,667	(338)	17	51	68	—	(171)	2,109
Charge-offs	(231)	(556)	(66)	—	—	(24)	—	—	(877)
Recoveries	9	9	6	—	—	28	—	—	52

Balance at end of period	$1,970	$7,044	$2,567	$540	$210	$350	$—	$81	$12,762

Six months ended June 30, 2012
Balance at the beginning of period	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060
Provision for loan losses	20	874	91	360	22	115	—	(240)	1,242
Charge-offs	(78)	(204)	(171)	—	—	(38)	—	—	(491)
Recoveries	—	51	—	—	—	32	—	—	83

Balance at end of period	$1,201	$5,772	$1,884	$677	$231	$344	$—	$(215)	$9,894

The following table details the amount of the allowance for loan losses and recorded investment in loans by class as of June 30, 2013 and December 31, 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total
At June 30, 2013
Allowance for losses:
Individually evaluated for impairment	$332	$323	$92	$—	$—	$14	$—	$—	$761
Collectively evaluated for impairment	1,638	6,656	2,475	540	210	336	—	81	11,936
Loans acquired with deteriorated credit quality	—	65	—	—	—	—	—	—	65

Ending balance	$1,970	$7,044	$2,567	$540	$210	$350	$—	$81	$12,762

Loans:
Individually evaluated for impairment	$571	$7,948	$3,479	$—	$—	$75	$—	$—	$12,073
Collectively evaluated for impairment	198,418	824,022	324,471	71,844	34,491	43,085	64	—	1,496,395
Acquired with deteriorated credit quality	1,766	815	866	—	—	—	—	—	3,447

Ending balance	$200,755	$832,785	$328,816	$71,844	$34,491	$43,160	$64	$—	$1,511,915

At December 31, 2012
Allowance for losses:
Individually evaluated for impairment	$165	$644	$164	$—	$—	$16	$—	$—	$989
Collectively evaluated for impairment	2,212	4,280	2,801	523	159	262	—	252	10,489
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

Loans:
Individually evaluated for impairment	$724	$10,601	$3,376	$—	$—	$105	$—	$—	$14,806
Collectively evaluated for impairment	166,965	732,581	301,259	67,361	40,127	39,397	73	—	1,347,763
Acquired with deteriorated credit quality	2,193	2,641	1,552	559	—	—	—	—	6,945

Ending balance	$169,882	$745,823	$306,187	$67,920	$40,127	$39,502	$73	$—	$1,369,514

Following is a summary of the activity in the allowance for loan losses by loan class for the years ended December 31, 2012, 2011 and 2010 and total investment in loans at December 31, 2012, 2011 and 2010:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total
Year Ended December 31, 2012:
Balance at the beginning of year	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060
Provision for loan losses	1,261	289	1,176	206	(50)	75	—	227	3,184
Charge-offs	(169)	(484)	(178)	—	—	(86)	—	—	(917)
Recoveries	26	68	3	—	—	54	—	—	151

Balance at end of year	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

At December 31, 2012:
Allowance for losses:
Individually evaluated for impairment	$165	$644	$164	$—	$—	$16	$—	$—	$989
Collectively evaluated for impairment	2,212	4,280	2,801	523	159	262	—	252	10,489
Loans acquired with deteriorated credit
quality	—	—	—	—	—	—	—	—	—

Ending balance	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

Loans:
Individually evaluated for impairment	$724	$10,601	$3,376	$—	$—	$105	$—	$—	$14,806
Collectively evaluated for impairment	166,965	732,581	301,259	67,361	40,127	39,397	73	—	1,347,763
Acquired with deteriorated credit quality	2,193	2,641	1,552	559	—	—	—	—	6,945

Ending balance	$169,882	$745,823	$306,187	$67,920	$40,127	$39,502	$73	$—	$1,369,514

Year Ended December 31, 2011:
Balance at the beginning of year	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403
Provision for loan losses	37	1,416	641	38	42	(17)	—	(507)	1,650
Charge-offs	(23)	(694)	(316)	(20)	—	(94)	—	—	(1,147)
Recoveries	17	35	—	49	—	53	—	—	154

Balance at end of year	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060

At December 31, 2011:
Allowance for losses:
Individually evaluated for impairment	$124	$802	$666	$50	$—	$1	$—	$—	$1,643
Collectively evaluated for impairment	1,135	4,249	1,298	267	209	234	—	25	7,417
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060

Loans:
Individually evaluated for impairment	$830	$13,980	$4,576	$91	$—	$93	$—	$—	$19,570
Collectively evaluated for impairment	126,997	535,903	215,362	24,501	34,923	28,344	80	—	966,110
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$127,827	$549,883	$219,938	$24,592	$34,923	$28,437	$80	$—	$985,680

Year Ended December 31, 2010:
Balance at the beginning of year	$855	$3,171	$1,214	$940	$145	$358	$—	$59	$6,742
Provision for loan losses	937	1,536	1,213	(139)	22	1	—	473	4,043
Charge-offs	(579)	(416)	(837)	(561)	—	(114)	—	—	(2,507)
Recoveries	15	3	49	10	—	48	—	—	125

Balance at end of year	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403

At December 31, 2010:
Allowance for losses:
Individually evaluated for impairment	$70	$832	$360	$50	$—	$1	$—	$—	$1,313
Collectively evaluated for impairment	1,158	3,462	1,279	200	167	292	—	532	7,090
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403

Loans:
Individually evaluated for impairment	$112	$13,207	$2,469	$99	$—	$233	$—	$—	$16,120
Collectively evaluated for impairment	121,693	429,169	205,527	20,303	32,902	31,037	76	—	840,707
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$121,805	$442,376	$207,996	$20,402	$32,902	$31,270	$76	$—	$856,827

Summary of Nonperforming Loans by Loan Class

Nonperforming loans by loan class at June 30, 2013 and December 31, 2012, were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
June 30, 2013:
Nonaccrual loans	$431	$499	$751	$—	$—	$53	$—	$1,734
Loans past due 90 days and still accruing	—	—	30	—	—	—	—	30
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	120	2,478	2,077	—	—	2	—	4,677

	$551	$2,977	$2,858	$—	$—	$55	$—	$6,441

December 31, 2012:
Nonaccrual loans	$218	$4,857	$894	$560	$—	$70	$—	$6,599
Loans past due 90 days and still accruing	—	—	—	—	—	2	—	2
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	481	1,778	2,165	—	—	9	—	4,433

	$699	$6,635	$3,059	$560	$—	$81	$—	$11,034

Nonperforming loans by loan class at December 31, 2012, 2011 and 2010 were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development		Single- Family Interim Construction	Agricultural	Consumer	Other	Total
			Residential Real Estate
December 31, 2012:
Nonaccrual loans	$218	$4,857	$894	$560	$—	$70	$—	$6,599
Loans past due 90 days and still accruing	—	—	—	—	—	2	—	2
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	481	1,778	2,165	—	—	9	—	4,433

	$699	$6,635	$3,059	$560	$—	$81	$—	$11,034

December 31, 2011:
Nonaccrual loans	$131	$1,291	$2,864	$91	$—	$54	$—	$4,431
Loans past due 90 days and still accruing	31	—	—	—	—	24	—	55
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	552	6,094	136	—	—	12	—	6,794

	$714	$7,385	$3,000	$91	$—	$90	$—	$11,280

December 31, 2010:
Nonaccrual loans	$194	$5,531	$2,079	$—	$—	$42	$—	$7,846
Loans past due 90 days and still accruing	39	—	92	—	2	1	—	134
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	147	7,671	382	—	—	—	—	8,200

	$380	$13,202	$2,553	$—	$2	$43	$—	$16,180

Impaired Loans by Loan Class

Impaired loans by loan class at June 30, 2013 and December 31, 2012, were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single- Family Interim Construction	Agricultural	Consumer	Other	Total
At June 30, 2013:
Impaired loans:
Impaired loans with an allowance for loan losses	$499	$2,615	$1,423	$—	$—	$49	$—	$4,586
Impaired loans with no allowance for loan losses	72	5,333	2,056	—	—	26	—	7,487

Total	$571	$7,948	$3,479	$—	$—	$75	$—	$12,073

Unpaid principal balance of impaired loans	$571	$8,347	$3,616	$—	$—	$75	$—	$12,609

Allowance for loan losses on impaired loans	$332	$323	$92	$—	$—	$14	$—	$761

At December 31, 2012:
Impaired loans:
Impaired loans with an allowance for loan losses	$644	$5,532	$1,301	$—	$—	$73	$—	$7,550
Impaired loans with no allowance for loan losses	80	5,069	2,075	—	—	32	—	7,256

Total	$724	$10,601	$3,376	$—	$—	$105	$—	$14,806

Unpaid principal balance of impaired loans	$741	$11,140	$3,475	$—	$—	$122	$—	$15,478

Allowance for loan losses on impaired loans	$165	$644	$164	$—	$—	$16	$—	$989

For the six months ended June 30, 2013:
Average recorded investment in impaired loans	$706	$9,031	$3,477	$—	$—	$87	$—	$13,301

Interest income recognized on impaired loans	$12	$208	$87	$—	$—	$1	$—	$308

For the six months ended June 30, 2012:
Average recorded investment in impaired loans	$793	$13,478	$3,981	$30	$—	$132	$—	$18,414

Interest income recognized on impaired loans	$24	$243	$73	$—	$—	$4	$—	$344

Impaired loans by loan class at December 31, 2012, 2011 and 2010 were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
At December 31, 2012:
Impaired loans:
Impaired loans with an allowance for loan losses	$644	$5,532	$1,301	$—	$—	$73	$—	$7,550
Impaired loans with no allowance for loan losses	80	5,069	2,075	—	—	32	—	7,256

Total impaired loans	$724	$10,601	$3,376	$—	$—	$105	$—	$14,806

Unpaid principal balance of impaired loans	$741	$11,140	$3,475	$—	$—	$122	$—	$15,478

Allowance for loan losses on impaired loans	$165	$644	$164	$—	$—	$16	$—	$989

For the year ended December 31, 2012:
Average recorded investment in impaired loans	$777	$12,291	$3,976	$46	$—	$99	$—	$17,189

Interest income recognized on impaired loans	$27	$483	$187	$—	$—	$8	$—	$705

At December 31, 2011:
Impaired loans:
Impaired loans with an allowance for loan losses	$409	$6,837	$2,633	$91	$—	$2	$—	$9,972
Impaired loans with no allowance for loan losses	421	7,143	1,943	—	—	91	—	9,598

Total impaired loans	$830	$13,980	$4,576	$91	$—	$93	$—	$19,570

Unpaid principal balance of impaired loans	$846	$14,603	$4,803	$95	$—	$112	$—	$20,459

Allowance for loan losses on impaired loans	$124	$802	$666	$50	$—	$1	$—	$1,643

For the year ended December 31, 2011:
Average recorded investment in impaired loans	$471	$13,593	$3,615	$95	$—	$68	$—	$17,842

Interest income recognized on impaired loans	$51	$857	$186	$—	$—	$5	$—	$1,099

At December 31, 2010:
Impaired loans:
Impaired loans with an allowance for loan losses	$101	$4,804	$2,057	$99	$—	$4	$—	$7,065
Impaired loans with no allowance for loan losses	11	8,403	412	—	—	229	—	9,055

Total impaired loans	$112	$13,207	$2,469	$99	$—	$233	$—	$16,120

Unpaid principal balance of impaired loans	$137	$13,729	$2,514	$99	$—	$240	$—	$16,719

Allowance for loan losses on impaired loans	$70	$832	$360	$50	$—	$1	$—	$1,313

For the year ended December 31, 2010:
Average recorded investment in impaired loans	$106	$9,011	$2,163	$1,955	$71	$141	$—	$13,447

Interest income recognized on impaired loans	$9	$526	$93	$12	$—	$12	$—	$652

Summary of Troubled Debt Restructurings

Following is a summary of loans modified under troubled debt restructurings during the six months ended June 30, 2013 and 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
Troubled debt restructurings during the six months ended June 30, 2013:
Number of contracts	—	1	—	—	—	—	—	1

Pre-restructuring outstanding recorded investment	$—	$820	$—	$—	$—	$—	$—	$820

Post-restructuring outstanding recorded investment	$—	$820	$—	$—	$—	$—	$—	$820

Troubled debt restructurings during the six months ended June 30, 2012:
Number of contracts	2	1	1	—	—	1	—	5

Pre-restructuring outstanding recorded investment	$351	$101	$95	$—	$—	$26	$—	$573

Post-restructuring outstanding recorded investment	$351	$101	$95	$—	$—	$26	$—	$573

Following is a summary of troubled debt restructurings during the years ended December 31, 2012, 2011 and 2010 and loans that have been restructured during the previous twelve months that subsequently defaulted during the years ended December 31, 2012, 2011 and 2010:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
Troubled debt restructurings during the year ended December 31, 2012:
Number of contracts	2	1	3	—	—	1	—	7

Pre-restructuring outstanding recorded investment	$280	$101	$1,919	$—	$—	$26	$—	$2,326

Post-restructuring outstanding recorded investment	$280	$101	$1,919	$—	$—	$26	$—	$2,326

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2012:
Number of contracts	—	1	—	—	—	1	—	2

Recorded investment	$—	$101	$—	$—	$—	$26	$—	$127

Troubled debt restructurings during the year ended December 31, 2011:
Number of contracts	4	9	1	—	—	2	—	16

Pre-restructuring outstanding recorded investment	$596	$6,420	$23	$—	$—	$132	$—	$7,171

Post-restructuring outstanding recorded investment	$596	$6,420	$23	$—	$—	$21	$—	$7,060

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2011:
Number of contracts	—	1	—	—	—	—	—	1

Recorded investment	$—	$92	$—	$—	$—	$—	$—	$92

Troubled debt restructurings during the year ended December 31, 2010:
Number of contracts	4	8	7	—	—	—	—	19

Pre-restructuring outstanding recorded investment	$147	$7,671	$861	$—	$—	$—	$—	$8,679

Post-restructuring outstanding recorded investment	$147	$7,671	$861	$—	$—	$—	$—	$8,679

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2010:
Number of contracts	—	—	1	—	—	—	—	1

Recorded investment	$—	$—	$480	$—	$—	$—	$—	$480

Aging of Past Due Loans by Loan Class

The following table presents information regarding the aging of past due loans by loan class as of June 30, 2013 and December 31, 2012:

	Loans 30-89 Days Past Due	Loans 90 or More Past Due	Total Past Due Loans	Current Loans	Total Loans
June 30, 2013
Commercial	$1,701	$69	$1,770	$198,985	$200,755
Commercial real estate, land and land development	1,892	285	2,177	830,608	832,785
Residential real estate	2,217	208	2,425	326,391	328,816
Single-family interim construction	—	—	—	71,844	71,844
Agricultural	149	—	149	34,342	34,491
Consumer	96	31	127	43,033	43,160
Other	—	—	—	64	64

	$6,055	$593	$6,648	$1,505,267	$1,511,915

December 31, 2012
Commercial	$845	$—	$845	$169,037	$169,882
Commercial real estate, land and land development	3,091	62	3,153	742,670	745,823
Residential real estate	1,305	360	1,665	304,522	306,187
Single-family interim construction	—	559	559	67,361	67,920
Agricultural	23	—	23	40,104	40,127
Consumer	110	32	142	39,360	39,502
Other	—	—	—	73	73

	$5,374	$1,013	$6,387	$1,363,127	$1,369,514

The following table presents information regarding the aging of past due loans by loan class as of December 31, 2012, 2011 and 2010:

	Loans 30-89 Days Past Due	Loans 90 or More Past Due	Total Past Due Loans	Current Loans	Total Loans
December 31, 2012:
Commercial	$845	$—	$845	$169,037	$169,882
Commercial real estate, land and land development	3,091	62	3,153	742,670	745,823
Residential real estate	1,305	360	1,665	304,522	306,187
Single-family interim construction	—	559	559	67,361	67,920
Agricultural	23	—	23	40,104	40,127
Consumer	110	32	142	39,360	39,502
Other	—	—	—	73	73

	$5,374	$1,013	$6,387	$1,363,127	$1,369,514

December 31, 2011:
Commercial	$383	$122	$505	$127,322	$127,827
Commercial real estate, land and land development	5,226	3,379	8,605	541,278	549,883
Residential real estate	2,171	54	2,225	217,713	219,938
Single-family interim construction	—	—	—	24,592	24,592
Agricultural	—	—	—	34,923	34,923
Consumer	257	34	291	28,146	28,437
Other	—	—	—	80	80

	$8,037	$3,589	$11,626	$974,054	$985,680

December 31, 2010:
Commercial	$412	$160	$572	$121,233	$121,805
Commercial real estate, construction, land and land development	237	420	657	441,719	442,376
Residential real estate	2,303	1,240	3,543	204,453	207,996
Single-family interim construction	—	—	—	20,402	20,402
Agricultural	—	2	2	32,900	32,902
Consumer	389	20	409	30,861	31,270
Other	—	—	—	76	76

	$3,341	$1,842	$5,183	$851,644	$856,827

Summary of Loans by Credit Quality Indicator by Class

A summary of loans by credit quality indicator by class as of June 30, 2013 and December 31, 2012, is as follows:

	Pass (Rating 1-4)	Pass/Watch	OAEM	Substandard	Doubtful	Total
June 30, 2013:
Commercial	$190,632	$2,033	$1,018	$6,723	$349	$200,755
Commercial real estate, construction, land and land development	809,867	10,795	4,433	7,690	—	832,785
Residential real estate	318,258	5,768	584	4,206	—	328,816
Single-family interim construction	71,261	365	218	—	—	71,844
Agricultural	34,156	297	—	38	—	34,491
Consumer	43,036	20	28	76	—	43,160
Other	64	—	—	—	—	64

	$1,467,274	$19,278	$6,281	$18,733	$349	$1,511,915

December 31, 2012:
Commercial	$165,842	$2,824	$203	$1,013	$—	$169,882
Commercial real estate, construction, land and land development	716,243	11,502	8,804	9,274	—	745,823
Residential real estate	295,870	4,303	867	5,039	108	306,187
Single-family interim construction	67,360	—	—	560	—	67,920
Agricultural	39,936	147	—	44	—	40,127
Consumer	39,315	60	13	114	—	39,502
Other	73	—	—	—	—	73

	$1,324,639	$18,836	$9,887	$16,044	$108	$1,369,514

A summary of loans by credit quality indicator by class as of December 31, 2012, 2011 and 2010 is as follows:

	Pass (Rating 1-4)	Pass/Watch	OAEM	Substandard	Doubtful	Total
December 31, 2012:
Commercial	$165,842	$2,824	$203	$1,013	$—	$169,882
Commercial real estate, construction, land and land development	716,243	11,502	8,804	9,274	—	745,823
Residential real estate	295,870	4,303	867	5,039	108	306,187
Single-family interim construction	67,360	—	—	560	—	67,920
Agricultural	39,936	147	—	44	—	40,127
Consumer	39,315	60	13	114	—	39,502
Other	73	—	—	—	—	73

	$1,324,639	$18,836	$9,887	$16,044	$108	$1,369,514

December 31, 2011:
Commercial	$125,719	$972	$18	$1,084	$34	$127,827
Commercial real estate, construction, land and land development	512,616	22,086	3,345	11,836	—	549,883
Residential real estate	209,461	3,504	1,087	5,832	54	219,938
Single-family interim construction	24,115	386	—	91	—	24,592
Agricultural	34,464	264	—	195	—	34,923
Consumer	28,095	70	27	245	—	28,437
Other	80	—	—	—	—	80

	$934,550	$27,282	$4,477	$19,283	$88	$985,680

December 31, 2010:
Commercial	$114,132	$5,081	$964	$1,532	$96	$121,805
Commercial real estate, construction, land and land development	396,902	21,779	5,446	18,249	—	442,376
Residential real estate	197,720	5,267	1,048	3,904	57	207,996
Single-family interim construction	19,907	396	—	99	—	20,402
Agricultural	30,877	1,632	93	300	—	32,902
Consumer	30,654	116	103	394	3	31,270
Other	76	—	—	—	—	76

	$790,268	$34,271	$7,654	$24,478	$156	$856,827

Outstanding Balance and Related Carrying Amount of Purchased Impaired Loans

The outstanding balance and related carrying amount of purchased credit impaired loans at June 30, 2013, December 31, 2012, and acquisition date are as follows:

	June 30, 2013	December 31, 2012	Acquisition Date
Outstanding balance	$4,406	$9,178	$10,839
Nonaccretable difference	(959)	(2,232)	(2,590)
Accretable yield	—	(1)	(27)

Carrying amount	$3,447	$6,945	$8,222

The outstanding balance and related carrying amount of purchased impaired loans at December 31, 2012, April 1, 2012 (I Bank acquisition date) and October 1, 2012 (Community Group acquisition date) are as follows:

	Acquired
	December 31, 2012	April 1, 2012	October 1, 2012
Outstanding balance	$9,178	$4,740	$6,099
Nonaccretable difference	(2,232)	(1,296)	(1,294)
Accretable yield	(1)	(27)	—

Carrying amount	$6,945	$3,417	$4,805

Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk

At June 30, 2013 and December 31, 2012, the approximate amounts of these financial instruments were as follows:

	June 30,	December 31,
	2013	2012
Commitments to extend credit	$220,677	$153,932
Standby letters of credit	1,754	2,704

	$222,431	$156,636

At December 31, 2012, 2011 and 2010, the approximate amounts of these financial instruments were as follows:

	December 31,
	2012	2011	2010
Commitments to extend credit	$153,932	$103,861	$74,885
Standby letters of credit	2,704	1,564	1,259

	$156,636	$105,425	$76,144

Minimum Future Rental Payments Due Under Noncancelable Lease Commitments

At December 31, 2012, minimum future rental payments due under noncancelable lease commitments were as follows:

First year	$569
Second year	547
Third year	480
Fourth year	216
Fifth year	100
Thereafter	330

$2,242

Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Schedule of Income Tax Expense

Income tax expense was as follows:

For the Six Months Ended June 30, 2013
Current income tax expense	$2,005
Initial recording of deferred tax benefit	(1,760)

Income tax expense, as reported	$245

Effective tax rate	4.0%

Schedule of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities are as follows:

June 30, 2013
Deferred tax assets:
Allowance for loan losses	$4,464
NOL carryforwards from acquisitions	1,229
Net unrealized loss on available for sale securities	970
Acquired loan fair market value adjustments	838
Restricted stock	790
Bonus accrual	267
Other real estate owned	393
Nonaccrual loans	70
Other	50

9,071

Deferred tax liabilities:
Premises and equipment	(4,450)
Core deposit intangibles	(1,015)
Securities	(100)
FHLB stock	(62)

(5,627)

Net deferred tax asset	$3,444

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Assets and Liabilities at Fair Value on Recurring Basis

The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value on a recurring basis as of June 30, 2013 and December 31, 2012 by level within the ASC Topic 820 fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2013:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3,523	$—	$3,523	$—
Government agency securities	68,820	—	68,820	—
Obligations of state and municipal subdivisions	36,032	—	36,032	—
Corporate bonds	2,022	—	2,022	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	535	—	535	—
Liabilities:
Contingent consideration	287	—	—	287
December 31, 2012:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3,547	$—	$3,547	$—
Government agency securities	70,211	—	70,211	—
Obligations of state and municipal subdivisions	36,814	—	36,814	—
Corporate bonds	2,103	—	2,103	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	680	—	680	—
Liabilities:
Contingent consideration	290	—	—	290

The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value on a recurring basis as of December 31, 2012, 2011 and 2010 by level within the ASC Topic 820 fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Significant Unobservable Inputs (Level 3)
December 31, 2012:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3, 547	$—	$3, 547	$—
Government agency securities	70,211	—	70,211	—
Obligations of state and municipal subdivisions	36,814	—	36,814	—
Corporate bonds	2,103	—	2,103	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	680	—	680	—
Liabilities:
Contingent consideration	290	—	—	290
December 31, 2011:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	2,550	—	2,550	—
Government agency securities	65,686	—	65,686	—
Obligations of state and municipal subdivisions	22,325	—	22,325	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,430	—	3,430	—
Liabilities:
Contingent consideration	821	—	—	821
December 31, 2010:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	1,030	—	1,030	—
Government agency securities	41,420	—	41,420	—
Obligations of state and municipal subdivisions	5,998	—	5,998	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	4,163	—	4,163	—
Liabilities:
Contingent consideration	1,256	—	—	1,256

Contingent Consideration Related to Acquisition of Town Center Bank

The following table presents the activity in the contingent consideration for the six months ended June 30, 2013 and 2012:

	Six Months Ended June 30,
	2013	2012
Balance, beginning of period	$290	$821
Settlements	—	—
Change in estimated payments to be made	(3)	4

Balance, end of period	$287	$825

Balance as of December 31, 2009	$—
Contingent consideration recorded in Town Center transaction	1,752
Settlements	(496)

Balance as of December 31, 2010	1,256
Settlements	(415)
Change in estimated payments to be made	(20)

Balance as of December 31, 2011	821
Settlements	(395)
Change in estimated payments to be made	(136)

Balance at December 31, 2012	$290

Assets and Liabilities at Fair Value on Nonrecurring Basis

The following table presents the assets carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at June 30, 2013 and December 31, 2012, for which a nonrecurring change in fair value has been recorded:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Period Ended Total Losses
June 30, 2013:
Measured on a nonrecurring basis:
Assets:
Impaired loans	$2,208	$—	$—	$2,208	$307
Other real estate	2,524	—	—	2,524	463
December 31, 2012:
Measured on a nonrecurring basis:
Assets:
Impaired loans	$5,146	$—	$—	$5,146	$187
Other real estate	748	—	—	748	94

The following table presents the assets carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at December 31, 2012, 2011 and 2010, for which a nonrecurring change in fair value has been recorded:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Period Ended Total Losses
December 31, 2012:
Measured on a nonrecurring basis:
Assets:
Impaired loans	$5,146	$—	$—	$5,146	$187
December 31, 2011:
Measured on a nonrecurring basis:
Assets:
Impaired loans	8,285	—	—	8,285	1,263
December 31, 2010:
Measured on a nonrecurring basis:
Assets:
Impaired loans	7,261	—	—	7,261	1,290

Quantitative Information about Level Three Measurements

For Level 3 financial and nonfinancial assets and liabilities measured at fair value at June 30, 2013, the significant unobservable inputs used in the fair value measurements are as follows:

Assets/Liabilities	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans	$2,208	Collateral method	Adjustments for selling costs	8%
Other real estate	2,524	Collateral method	Adjustments for selling costs	8%
Contingent consideration	287	Cash flows to be paid	Expected payments	N/A

For Level 3 financial and nonfinancial assets measured at fair value on a non-recurring basis at December 31, 2012, the significant unobservable inputs used in the fair value measurements are as follows:

Assets	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans	$5,146	Collateral method	Adjustments for selling costs	N/A
Other real estate	2,000	Collateral method	Adjustments for selling costs	N/A
Contingent consideration	290	Cash flows to be paid	Expected payments	N/A

Carrying Amount and Estimated Fair Value of Financial Instruments

The carrying amount, estimated fair value and the level of the fair value hierarchy of the Company’s financial instruments were as follows at June 30, 2013 and December 31, 2012:

	Carrying Amount	Estimated Fair Value	Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2013:
Financial assets:
Cash and cash equivalents	$126,519	$126,519	$126,519	$—	$—
Certificates of deposit held in other banks	3,785	3,785	—	3,785	—
Securities available for sale	110,932	110,932	—	110,932	—
Loans held for sale	8,458	8,458	—	8,458	—
Loans, net	1,499,153	1,518,335	—	1,514,510	3,825
FHLB of Dallas stock and other restricted stock	8,317	8,317	—	8,317	—
Accrued interest receivable	5,093	5,093	—	5,093	—
Financial liabilities:
Deposits	1,485,129	1,487,248	—	1,487,248	—
Accrued interest payable	969	969	—	969	—
FHLB advances	164,529	166,960	—	166,960	—
Other borrowings	16,565	16,958	—	16,958	—
Junior subordinated debentures	18,147	18,112	—	18,112	—
Contingent consideration	287	287	—	—	287
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2012:
Financial assets:
Cash and cash equivalents	$102,290	$102,290	$102,290	$—	$—
Certificates of deposit held in other banks	7,720	7,720	—	7,720	—
Securities available for sale	113,355	113,355	—	113,355	—
Loans held for sale	9,162	9,162	—	9,162	—
Loans, net	1,358,036	1,399,938	—	1,393,377	6,561
FHLB of Dallas stock and other restricted stock	8,165	8,165	—	8,165	—
Accrued interest receivable	4,647	4,647	—	4,647	—
Financial liabilities:					—
Deposits	1,390,740	1,399,373	—	1,399,373	—
Accrued interest payable	985	985	—	985	—
FHLB advances	164,601	170,239	—	170,239	—
Notes payable	15,729	15,729	—	15,729	—
Other borrowings	20,788	20,970	—	20,970	—
Junior subordinated debentures	18,147	18,114	—	18,114	—
Contingent consideration	290	290	—	—	290
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

The carrying amount, estimated fair value and the financial hierarchy of the Company’s financial instruments were as follows at December 31, 2012, 2011 and 2010:

			Fair Value Measurements at Reporting Date Using
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012:
Financial assets:
Cash and cash equivalents	$102,290	$102,290	$102,290	$—	$—
Certificates of deposit held in other banks	7,720	7,720	—	7,720	—
Securities available for sale	113,355	113,355	—	113,355	—
Loans held for sale	9,162	9,162	—	9,162	—
Loans, net	1,358,036	1,399,938	—	1,393,377	6,561
FHLB of Dallas stock and other restricted stock	8,165	8,165	—	8,165	—
Accrued interest receivable	4,647	4,647	—	4, 647	—
Financial liabilities:					—
Deposits	1,390,740	1,399,373	—	1,399,373	—
Accrued interest payable	985	985	—	985	—
FHLB advances	164,601	170,239	—	170,239	—
Notes payable	15,729	15,729	—	15,729	—
Other borrowings	20,788	20,970	—	20,970	—
Junior subordinated debentures	18,147	18,114	—	18,114	—
Contingent consideration	290	290	—	—	290
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2011:
Financial assets:
Cash and cash equivalents	56,654	56,654	56,654	—	—
Securities available for sale	93,991	93,991	—	93,991	—
Loans held for sale	2,991	2,991	—	2,991
Loans, net	976,620	1,006,080	—	997,751	8,329
FHLB of Dallas stock and other restricted stock	5,147	5,147	—	5,147	—
Accrued interest receivable	4,027	4,027	—	4,027	—
Financial liabilities:
Deposits	1,030,484	1,038,313	—	1,038,313	—
Accrued interest payable	732	732	—	732	—
FHLB advances	82,291	85,103	—	85,103	—
Notes payable	18,692	18,692	—	18,692	—
Other borrowings	17,103	18,649	—	18,649	—
Junior subordinated debentures	14,538	14,527	—	14,527	—
Contingent consideration	821	821	—	—	821
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2010:
Financial assets:
Cash and cash equivalents	$86,346	$86,346	$86,346	$—	$—
Securities available for sale	52,611	52,611	—	52,611	—
Loans held for sale	3,301	3,301	—	3,301	—
Loans, net	848,424	875,140	—	869,388	5,752
FHLB of Dallas stock and other restricted stock	4,017	4,017	—	4,017	—
Accrued interest receivable	3,494	3,494	—	3,494	—
Financial liabilities:
Deposits	927,543	942,288	—	942,288	—
Accrued interest payable	908	908	—	908	—
FHLB advances	55,273	56,322	—	56,322	—
Notes payable	9,000	9,000	—	9,000	—
Other borrowings	11,383	12,666	—	12,666	—
Junior subordinated debentures	14,538	14,487	—	14,487	—
Contingent consideration	1,256	1,256	—	—	1,256
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

Other real estate remeasured and reported at fair value

The following table presents other real estate that was remeasured and reported at fair value:

	December 31,
	2012	2011	2010
Carrying value of other real estate prior to remeasurement	$2,282	$21,964	$6,227
Plus gain recognized at foreclosure	—	642	—
Less charge-offs recognized in the allowance for loan losses at initial acquisition	(188)	(713)	(924)
Less subsequent writedowns included in noninterest expense	(94)	(168)	(759)

Adjusted carrying value of remeasured other real estate	$2,000	$21,725	$4,544

Stock Awards and Stock Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nonvested Shares Activity

The following table summarizes the activity in nonvested shares for the six months ended June 30, 2013 and 2012:

	Number of Shares	Weighted Average Grant Date Price
Nonvested shares, December 31, 2012	208,608	$17.07
Granted during the period	111,420	28.38
Vested during the period	(20,157)	13.54

Nonvested shares, June 30, 2013	299,871	$21.86

Nonvested shares, December 31, 2011	180,025	$15.64
Granted during the period	36,960	20.31
Vested during the period	(28,697)	14.72

Nonvested shares, June 30, 2012	188,288	$16.70

The following table summarizes the activity in nonvested shares for the year ended December 31, 2012:

	Number of Shares	Weighted Average Grant Date Price
Nonvested shares, December 31, 2010	164,358	$15.30
Granted during the year	17,965	17.19
Vested during the year	(2,298)	3.75

Nonvested shares, December 31, 2011	180,025	$15.64
Granted during the year	58,560	20.31
Vested during the year	(29,977)	14.76

Nonvested shares, December 31, 2012	208,608	$17.07

Future Vesting Schedule of Nonvested Shares

At December 31, 2012, the future vesting schedule of the nonvested shares is as follows:

First year	17,277
Second year	103,126
Third year	11,680
Fourth year	17,965
Fifth year	58,560

Total nonvested shares	208,608

Regulatory Matters (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Actual Capital Amounts and Ratios

The actual capital amounts and ratios of the Company and Bank as of June 30, 2013 and December 31, 2012, are presented in the following table:

	Actual		Minimum for Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
June 30, 2013
Total capital to risk weighted assets:
Consolidated	$229,015	15.69%	$116,756	8.00%	N/A	N/A
Bank	180,868	12.49%	115,816	8.00%	$144,770	10.00%
Tier I capital to risk weighted assets:
Consolidated	201,350	13.80%	58,378	4.00%	N/A	N/A
Bank	168,106	11.61%	57,908	4.00%	86,862	6.00%
Tier I capital to average assets:
Consolidated	201,350	10.91%	73,839	4.00%	N/A	N/A
Bank	168,106	9.18%	73,211	4.00%	91,514	5.00%

December 31, 2012
Total capital to risk weighted assets:
Consolidated	$137,525	10.51%	$104,693	8.00%	N/A	N/A
Bank	143,618	11.07%	103,790	8.00%	$129,738	10.00%
Tier I capital to risk weighted assets:
Consolidated	107,539	8.22%	52,346	4.00%	N/A	N/A
Bank	132,140	10.19%	51,895	4.00%	77,843	6.00%
Tier I capital to average assets:
Consolidated	107,539	6.45%	66,722	4.00%	N/A	N/A
Bank	132,140	7.99%	66,162	4.00%	82,702	5.00%

The actual capital amounts and ratios of the Company and Bank as of December 31, 2012, 2011 and 2010 are presented in the following table:

	Actual		Minimum for Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012:
Total capital to risk weighted assets:
Consolidated	$137,525	10.51%	$104,693	8.00%	N/A	N/A
Bank	143,618	11.07	103,790	8.00	$129,738	10.00%
Tier I capital to risk weighted assets:
Consolidated	107,539	8.22	52,346	4.00	N/A	N/A
Bank	132,140	10.19	51,895	4.00	77,843	6.00
Tier I capital to average assets:
Consolidated	107,539	6.45	66,722	4.00	N/A	N/A
Bank	132,140	7.99	66,162	4.00	82,702	5.00
December 31, 2011:
Total capital to risk weighted assets:
Consolidated	$109,457	11.19%	$78,254	8.00%	N/A	N/A
Bank	108,777	11.32	76,904	8.00	$96,131	10.00%
Tier I capital to risk weighted assets:
Consolidated	84,049	8.59	39,127	4.00	N/A	N/A
Bank	99,717	10.37	38,452	4.00	57,678	6.00
Tier I capital to average assets:
Consolidated	84,049	6.89	48,763	4.00	N/A	N/A
Bank	99,717	8.28	48,167	4.00	60,209	5.00
December 31, 2010:
Total capital to risk weighted assets:
Consolidated	$93,594	11.10%	$67,443	8.00%	N/A	N/A
Bank	101,203	12.01	67,405	8.00	$84,257	10.00%
Tier I capital to risk weighted assets:
Consolidated	74,825	8.88	33,721	4.00	N/A	N/A
Bank	92,800	11.01	33,703	4.00	50,554	6.00
Tier I capital to average assets:
Consolidated	74,825	6.98	42,859	4.00	N/A	N/A
Bank	92,800	8.56	43,353	4.00	54,192	5.00

Consolidated Entities
Reconciliation of Bank Equity Capital Under U.S.GAAP To Tier 1 Capital and Total Capital

The following is a reconciliation of the consolidated equity capital under U.S. generally accepted accounting principles to Tier 1 capital and total capital at December 31, 2012, 2011 and 2010:

	December 31,
	2012	2011	2010
Consolidated equity capital	$124,510	$85,997	$76,044
Unrealized gains on securities, net	(2,578)	(2,162)	(866)
Junior subordinated debentures, net	17,600	14,100	14,100
Disallowed goodwill and core deposit intangibles	(31,993)	(13,886)	(14,453)

Consolidated Tier 1 capital	107,539	84,049	74,825
Tier 2 capital-subordinated debt (limited)	18,508	16,348	10,366
Allowance for loan losses	11,478	9,060	8,403

Consolidated total capital	$137,525	$109,457	$93,594

Independent Bank
Reconciliation of Bank Equity Capital Under U.S.GAAP To Tier 1 Capital and Total Capital

The following is a reconciliation of Bank equity capital under U.S. generally accepted accounting principles to Tier 1 capital and total capital at December 31, 2012, 2011 and 2010:

	December 31,
	2012	2011	2010
Bank equity capital	$166,711	$115,765	$108,119
Unrealized gains on securities, net	(2,578)	(2,162)	(866)
Disallowed goodwill and core deposit intangibles	(31,993)	(13,886)	(14,453)

Bank Tier 1 capital	132,140	99,717	92,800
Allowance for loan losses	11,478	9,060	8,403

Bank total capital	$143,618	$108,777	$101,203

Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Components of Premises and Equipment, Net

Premises and equipment, net at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Land	$14,548	$14,149	$14,677
Building	48,054	44,814	44,639
Furniture, fixtures and equipment	13,881	12,692	11,696
Aircraft	5,298	3,700	3,700
Leasehold and tenant improvements	725	620	620
Construction in progress	7,349	1,052	124

	89,855	77,027	75,456
Less accumulated depreciation	(19,274)	(16,605)	(13,403)

	$70,581	$60,422	$62,053

Minimum Future Rental Payments Receivable from Tenants	At December 31, 2012, minimum future rental payments receivable from these tenants were as follows:

First year	$419
Second year	238
Third year	169
Fourth year	169
Fifth year	154
Thereafter	52

$1,201

Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned

Other real estate owned at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Construction, land and land development	$6,166	$7,653	$6,982
Residential	653	100	155
Commercial real estate	—	182	182
Agricultural	—	457	535

	$6,819	$8,392	$7,854

Goodwill and Core Deposit Intangible, Net (Tables)	12 Months Ended
Dec. 31, 2012
Gross Carrying Value and Accumulated Amortization of Intangible Assets

The gross carrying value and accumulated amortization of core deposit intangible is as follows:

	December 31,
	2012	2011	2010
Core deposit intangible	$6,374	$5,540	$5,540
Less accumulated amortization	(3,123)	(2,876)	(2,309)

	$3,251	$2,664	$3,231

Future Amortization Expense Related to Core Deposit Intangible

The future amortization expense related to core deposit intangible remaining at December 31, 2012 is as follows:

First year	$703
Second year	584
Third year	346
Fourth year	325
Fifth year	325
Thereafter	968

$3,251

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Components of Deposits

Deposits at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Noninterest-bearing demand accounts	$259,664	18.7%	$168,849	16.4%	$133,307	14.4%
Interest-bearing checking accounts	688,234	49.5	464,653	45.1	229,855	24.8
Savings accounts	115,413	8.3	100,550	9.8	68,329	7.4
Limited access money market accounts	28,439	2.0	27,082	2.6	188,203	20.3
Individual retirement accounts (IRA)	34,374	2.5	29,021	2.8	30,892	3.3
Certificates of deposit, less than $100,000	100,462	7.2	103,446	10.0	159,843	17.2
Certificates of deposit, $100,000 and greater	164,154	11.8	136,883	13.3	117,114	12.6

	$1,390,740	100.0%	$1,030,484	100.0%	$927,543	100.0%

Maturities of Certificates of Deposit

At December 31, 2012, the scheduled maturities of certificates of deposit, including IRAs, were as follows:

First year	$219,973
Second year	39,499
Third year	19,422
Fourth year	7,653
Fifth year	12,443

$298,990

Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Maturities of FHLB Advances	Contractual maturities of FHLB advances at December 31, 2012 were as follows:

First year	$3,027
Second year	20,022
Third year	23,000
Fourth year	32,529
Fifth year	30,000
Thereafter	56,023

$164,601

Notes Payable and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Note Payable

Notes payable at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Note payable by Adriatica to an unaffiliated commercial bank in the original amount of $12,188. The loan is secured by real property consisting of a mixed used development in McKinney, TX. Interest accrues at 3.25% through June 2013 and then adjusts to Wall Street Journal (WSJ) prime. Interest is paid quarterly and principal payments are required at 90% of the proceeds of any sales of the property collateralizing the loan.	$3,142	$10,842	$—

Adriatica loan from the same commercial bank to finance the purchase of an additional building located in the development. The original balance was $353. Interest accrues at WSJ prime (3.25%). Payments of principal and interest of $6 are due quarterly.	337	350	—

Note payable to an unaffiliated commercial bank in the original amount of $12,000, due in quarterly installments of accrued interest and principal installments of $375. The loan accrues interest at the WSJ prime rate, subject to a 4% floor (4% at December 31, 2012). The loan is secured by the outstanding capital stock of Independent Bank. One final payment of unpaid principal and interest is due on December 24, 2016. The terms of the loan require the Company to maintain minimum capital ratios and other covenants.	6,000	7,500	9,000
	December 31,
	2012	2011	2010
Note payable to an unaffiliated commercial bank in the original amount of $7,000, due in quarterly installments of accrued interest and principal installments of $250. The loan accrues interest at the WSJ prime rate, subject to a 4.5% floor (4.5% at December 31, 2012). The loan is secured by the outstanding capital stock of Independent Bank. One final payment of unpaid principal and interest is due on March 15, 2015.	6,250	—	—

	$15,729	$18,692	$9,000

Other Borrowings

Other borrowings at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Unsecured subordinated debenture, payable to an unaffiliated commercial bank in the original amount of $4,500, due in quarterly principal installments of $188 through December, 2016. Interest accrues at WSJ prime plus 0.5% with a 4% floor (4% at December 31, 2012).	$3,000	$3,750	$4,500

Unsecured subordinated debentures in the amount of $5,000.

Interest payments at 7.00% are made quarterly and semiannual principal payments of $625 will be due beginning January 15, 2015. The remaining principal and accrued interest is due on July 15, 2018.	5,000	5,000	—

Unsecured subordinated debentures in the amount of $2,730. Interest payments at 7.00% are made quarterly and semiannual principal payments of $341 will be due beginning April 15, 2015. The remaining principal and accrued interest is due on October 15, 2018.	2,730	2,730	—

Unsecured subordinated debentures assumed in the acquisition of an unrelated financial institution in the amount of $2,285. The debentures bear interest at a fixed rate of 7% through September 2012 and then an adjusted rate of WSJ prime +2% subject to a 6% floor thereafter and until maturity, September 30, 2017.	1,223	1,468	1,713

Unsecured subordinated debentures in the amount of $4,155. Interest payments at 7.00% are made quarterly and semiannual principal payments beginning August 2013. The remaining principal and accrued interest is due on February 15, 2017.	4,155	4,155	4,155

Unsecured subordinated debentures in the amount of $1,015. Interest payments at 7.00% are made quarterly. The principal and and accrued interest was fully paid on September 30, 2011.	—	—	1,015

Unsecured subordinated debentures in the amount of $4,680. Interest payments at 7.00% are made quarterly and semiannual principal payments beginning April 2016. The remaining principal and accrued interest is due on October 15, 2019.	4,680	—	—

	$20,788	$17,103	$11,383

Principal Maturities of Notes Payable and Other Borrowings

At December 31, 2012, the scheduled principal maturities of the Company’s notes payable and other borrowings are as follows:

First year	$4,028
Second year	4, 548
Third year	13,754
Fourth year	6, 634
Fifth year	3,865
Thereafter	3,688

$36,517

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Loan Activity for Officers, Directors and Affiliates

Loan activity for officers, directors and their affiliates for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$37,626
New loans	5,283
Repayments	(8,420)
Changes in affiliated persons	(12)

Balance at end of year	$34,477

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Community Group
Estimated Fair Values of Assets Acquired and Liabilities Assumed

Estimated fair values of the assets acquired and liabilities assumed in the transaction as of the closing dates of the transaction was as follows:

Assets of acquired bank:
Cash and cash equivalents	$26,237
Securities available for sale	10,314
Loans	63,500
Premises and equipment	3,530
Other real estate	1,157
Investment in FHLB stock and other restricted stock	715
Goodwill	4,779
Core deposit intangible	265
Other assets	470

Total assets	$110,967

Liabilities of acquired bank:
Deposits	$93,568
Junior subordinated debentures	3,609
Other liabilities	489

Total liabilities	$97,666

Common stock issued in The Community Group, Inc. transaction	$3,701

Cash paid in The Community Group, Inc. transaction	$9,600

Town Center Bank and Farmersville Bancshares, Inc.
Estimated Fair Values of Assets Acquired and Liabilities Assumed

Estimated fair values of the assets acquired and liabilities assumed in the transactions as of the closing dates of the transactions were as follows:

Assets of acquired banks:
Cash and cash equivalents	$21,039
Federal funds sold	16,780
Securities available for sale	9,937
Investment in restricted stock	204
Loans	67,505
Premises and equipment	14,541
Other real estate owned	4,553
Core deposit intangible	1,748
Other assets	564

Total assets	$136,871

Liabilities of acquired banks:
Deposits	$120,431
Subordinated debt assumed in Farmersville transaction	2,285
Other borrowings	1,350
Accrued expenses and other liabilities	949

Total liabilities	$125,015

Common stock issued in Farmersville transaction	$3,311

Cash paid in Farmersville transaction	$101

Contingent consideration recorded in Town Center transaction	$1,752

Bargain purchase gain recorded on acquisitions	$6,692

I Bank
Estimated Fair Values of Assets Acquired and Liabilities Assumed

Estimated fair values of the assets acquired and liabilities assumed in the transaction as of the closing date of the transaction was as follows:

Assets of acquired bank:
Cash and cash equivalents	$19,993
Certificates of deposit held in other banks	17,078
Investment in restricted stock	702
Loans	116,948
Premises and equipment	2,165
Other real estate owned	416
Goodwill	12,967
Core deposit intangible	1,097
Other assets	1,221

Total assets	$172,587

Liabilities of acquired bank:
Deposits	$122,876
FHLB advances	12,500
Other liabilities	211

Total liabilities	$135,587

Cash paid in I Bank Holding Company, Inc. transaction	$37,000

Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Balance Sheet for the Parent Company

Balance Sheets

	December 31,
Assets	2012	2011	2010
Cash and cash equivalents	$1,396	$4,375	$2,713
Investment in subsidiaries	173,724	120,711	108,119
Investment in Trusts	547	438	438
Other assets	987	325	34

Total assets	$176,654	$125,849	$111,304

Liabilities and Stockholders’ Equity
Notes payable	$12,250	$7,500	$9,000
Other borrowings	20,788	17,103	11,383
Junior subordinated debentures	18,147	14,538	14,538
Other liabilities	959	711	339

Total liabilities	52,144	39,852	35,260

Stockholders’ equity:
Common stock	83	69	69
Additional paid-in capital	88,791	59,196	58,149
Retained earnings	33,290	24,594	16,984
Treasury stock	(232)	(24)	(24)
Accumulated other comprehensive income	2,578	2,162	866

Total stockholders’ equity	124,510	85,997	76,044

Total liabilities and stockholders’ equity	$176,654	$125,849	$111,304

Statement of Income for the Parent Company

Statements of Income

	Years Ended December 31,
	2012	2011	2010
Interest expense:
Interest on notes payable and other borrowings	$1,720	$1,270	$981
Interest on junior subordinated debentures	531	480	484

Total interest expense	2,251	1,750	1,465

Noninterest income:
Dividends from subsidiaries	25,634	10,690	7,584
Other	24	33	15

	25,658	10,723	7,599
Noninterest expense:
Salaries and employee benefits	1,163	1,028	1,041
Professional fees	—	168	54
Acquisition expense, including legal	1,401	—	668
Other	36	155	57

Total noninterest expense	2,600	1,351	1,820

Net income before equity in undistributed income of subsidiaries	20,807	7,622	4,314

Equity in undistributed (loss) income of subsidiaries	(3,430)	6,078	8,802

Net income	$17,377	$13,700	$13,116

Staement of Cash Flows for the Parent Company

Statements of Cash Flows

	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$17,377	$13,700	$13,116
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net loss (income) of subsidiaries	3,430	(6,078)	(8,802)
Stock grants amortized	643	572	597
Net change in other assets	(523)	184	5
Net change in other liabilities	9	372	(272)

Net cash provided by operating activities	20,936	8,750	4,644

Cash flows from investing activities:
Capital investment in subsidiaries	(2,050)	(5,215)	—
Cash received from acquired company	39	—	—
Cash paid in acquisitions	(46,600)	—	(361)

Net cash used in investing activities	(48,611)	(5,215)	(361)

Cash flows from financing activities:
Repayments of other borrowings	(3,245)	(3,513)	(2,072)
Proceeds from other borrowings	11,680	7,730	—
Treasury stock purchased	(208)	—	(1)
Proceeds from issuance of common stock	25,150	—	—
Dividends paid	(8,681)	(6,090)	(4,244)

Net cash provided by (used in) financing activities	24,696	(1,873)	(6,317)

Net change in cash and cash equivalents	(2, 979)	1,662	(2,034)

Cash and cash equivalents at beginning of year	4,375	2,713	4,747

Cash and cash equivalents at end of year	$1,396	$4,375	$2,713

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Feb. 22, 2013	Jun. 30, 2013 Segment	Jun. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments (segment)			1		1
Stock issued (in shares)	3,680,000
Common stock shares issued, price per share (usd per share)	$ 26
Proceeds from sale of common stock	$ 87,000		$ 86,657	$ 20,150	$ 25,150	$ 0	$ 0
Stock split ratio (percent)		3.2
Common stock, par value (usd per share)		$ 0.01			$ 1
Effective tax rates (percent)			4.00%
Federal income tax at statutory rate (percent)			35.00%		35.00%
Deposits and clearing accounts at unaffiliated commercial bank						25,183	16,603
Cash and cash equivalents			126,519	50,129	102,290	56,654	86,346	58,089
Certificates of deposit maximum maturity					1 year
Duration for historical loan loss experience					3 years
Core deposit intangibles estimated useful life					10 years
Defered tax asset			3,444		0
Retained earnings			5,874		33,290	24,594	16,984
Interest-bearing Deposits
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents					71,612	24,164	62,360
Minimum
Summary Of Significant Accounting Policies [Line Items]
Deposits and clearing accounts amount greater than equity						20.00%	20.00%
Estimated useful lives of the assets					3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets					30 years
Pro Forma
Summary Of Significant Accounting Policies [Line Items]
Effective tax rates (percent)			32.80%	30.10%	30.10%	31.70%	33.10%
Cash and cash equivalents					102,290
Defered tax asset					111
Retained earnings					111
Dividends payable current and non current					6,030
Pro Forma | January 2013
Summary Of Significant Accounting Policies [Line Items]
Dividends payable current and non current					3,030
Pro Forma | Termination of S-Corporation Election
Summary Of Significant Accounting Policies [Line Items]
Dividends payable current and non current					$ 3,000

Earning Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net income	$ 11,562	$ 6,795	$ 17,377	$ 13,700	$ 13,116
Undistributed earnings allocated to participating securities	116	72	168	193	261
Dividends paid on participating securities	100	68	169	155	125
Net income available to common shareholders	11,346	6,655	17,040	13,352	12,730
Weighted-average basic shares outstanding (shares)	9,960,767	7,232,697	7,626,205	6,668,534	6,518,224
Basic earnings per share (usd per share)	$ 1.14	$ 0.92	$ 2.23	$ 2	$ 1.95
Weighted-average basic shares outstanding (shares)	9,960,767	7,232,697	7,626,205	6,668,534	6,518,224
Add dilutive stock warrants (shares)	48,419	23,126	23,161	6,544	0
Total weighted-average diluted shares outstanding (shares)	10,009,186	7,255,823	7,649,366	6,675,078	6,518,224
Diluted earnings per share (usd per share)	$ 1.13	$ 0.92	$ 2.23	$ 2	$ 1.95
Anti-dilutive participating securities (shares)	108,639	99,775	105,238	100,517	101,767
Pro Forma
Earnings Per Share [Line Items]
Net income	7,936	4,750	12,147	9,357	8,775
Undistributed earnings allocated to participating securities	48	30	66	82	133
Dividends paid on participating securities	100	68	169	155	125
Net income available to common shareholders	$ 7,788	$ 4,652	$ 11,912	$ 9,120	$ 8,517
Pro forma basic earnings per share (usd per share)	$ 0.78	$ 0.64	$ 1.56	$ 1.37	$ 1.31
Pro forma diluted earnings per share (usd per share)	$ 0.78	$ 0.64	$ 1.56	$ 1.37	$ 1.31

Other Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash transactions:
Interest expense paid			$ 6,254	$ 6,589	$ 13,329	$ 13,534	$ 13,654
Noncash transactions:
Transfers of assets to other real estate owned			2,678	288
Loans to facilitate the sale of other real estate owned			113	20	3,473	661	0
Adriatica real estate notes financed					0	12,188	0
Writeoff of debt origination costs related to warrants	223		223	0
Stock warrants issued for guarantee of other borrowings					0	475	0
Common stock issued for noncompete agreement					115	0	0
Acquisitions: Noncash liabilities
Certificates of deposit held in other banks					17,078	0	0
Securities available for sale					10,314	0	9,937
Restricted stock					1,417	0	204
Loans					180,448	0	67,505
Premises and equipment					5,717	0	14,541
Other real estate owned					1,573	0	4,553
Goodwill					17,746	0	0
Core deposit intangible					1,362	0	1,748
Other assets					1,669	0	564
Total assets					237,324	0	99,052
Acquisitions: Noncash liabilities
Deposits					216,444	0	120,431
FHLB advances					12,500	0	0
Other borrowings					0	0	3,635
Junior subordinated debt					3,609	0	0
Other liabilities					700	0	949
Total liabilities					233,253	0	125,015
Cash and cash equivalents acquired from acquisitions			0	19,993	46,230	0	37,819
Contingent consideration recorded					0	0	1,752
Cash paid to shareholders of acquired banks					46,600	0	101
Fair value of common stock issued to shareholders of acquired bank					3,701	0	3,311
Branch Sale: Noncash assets
Loans					807	0	0
Premises and equipment					280	0	0
Goodwill		254			254	0	0
Core deposit intangible		(119)			119	0	0
Other assets					13	0	0
Total assets		1,233			1,473	0	0
Branch Sale: Noncash liabilities
Deposits					20,068	0	0
Other liabilities					6	0	0
Total liabilities		20,074			20,074	0	0
Cash and cash equivalents transferred in branch sale					133	0	0
Deposit premium received		414			414	0	0
Cash paid to buyer, net of deposit premium					18,430	0	0
Loans
Noncash transactions:
Transfers of assets to other real estate owned					885	5,723	13,410
Bank Premises
Noncash transactions:
Transfer of assets to other real estate					$ 379	$ 0	$ 0

Amortized Cost of Securities and Approximate Fair Values (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 113,704	$ 110,777	$ 91,829	$ 51,745
Gross Unrealized Gains	412	2,820	2,183	1,067
Gross Unrealized Losses	(3,184)	(242)	(21)	(201)
Fair Value	110,932	113,355	93,991	52,611
U.S. treasuries
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,496	3,493	2,492	1,000
Gross Unrealized Gains	27	54	58	30
Gross Unrealized Losses	0	0	0	0
Fair Value	3,523	3,547	2,550	1,030
Government agency securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	69,636	69,636	65,092	40,686
Gross Unrealized Gains	123	575	615	798
Gross Unrealized Losses	(939)	0	(21)	(64)
Fair Value	68,820	70,211	65,686	41,420
Obligations of state and municipal subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,976	34,908	20,970	6,063
Gross Unrealized Gains	231	2,123	1,355	71
Gross Unrealized Losses	(2,175)	(217)	0	(136)
Fair Value	36,032	36,814	22,325	5,998
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,092	2,105
Gross Unrealized Gains	0	23
Gross Unrealized Losses	(70)	(25)
Fair Value	2,022	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	504	635	3,275	3,996
Gross Unrealized Gains	31	45	155	168
Gross Unrealized Losses	0	0	0	(1)
Fair Value	$ 535	$ 680	$ 3,430	$ 4,163

Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jan. 01, 2010	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment [Line Items]
Carrying value of securities pledged		$ 91,128	$ 84,117	$ 50,722	$ 42,875
Held to maturity securities transfered, amortized cost	40,090
Net unrealized gain due to transfer	$ 979
Obligations of state and municipal subdivisions
Investment [Line Items]
State and municipal obligations portfolio (percent)			100.00%
Obligations of state and municipal subdivisions | Rating, Not Rated
Investment [Line Items]
State and municipal obligations portfolio (percent)			43.20%
Obligations of state and municipal subdivisions | Rating, Not Rated | Guaranteed
Investment [Line Items]
State and municipal obligations portfolio (percent)			51.40%

Proceeds from Sale, Gross Gains and Losses of Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sale	$ 0	$ 2,078	$ 2,078	$ 0	$ 0
Gross gains	0	0	0	0	0
Gross losses	$ 0	$ 3	$ 3	$ 0	$ 0

Amortized Cost and Estimated Fair Value of Securities Available for Sale by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortized Cost
Due in one year or less	$ 5,998	$ 2,499
Due from one year to five years	51,952	49,559
Due from five to ten years	21,900	25,832
Thereafter	33,350	32,252
Total	113,200	110,142
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	504	635
Total	113,704	110,777	91,829	51,745
Fair Value
Due in one year or less	6,054	2,526
Due from one year to five years	51,333	49,960
Due from five to ten years	21,652	26,231
Thereafter	31,358	33,958
Total	110,397	112,675
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	535	680
Fair Value	$ 110,932	$ 113,355	$ 93,991	$ 52,611

Summary of Unrealized Losses and Fair Value of Securities in Continuous Unrealized Loss Positions (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Jun. 30, 2013 Obligations of state and municipal subdivisions Securities	Dec. 31, 2012 Obligations of state and municipal subdivisions Securities	Dec. 31, 2010 Obligations of state and municipal subdivisions	Jun. 30, 2013 Corporate bonds Securities	Dec. 31, 2012 Corporate bonds Securities	Jun. 30, 2013 Government agency securities Securities	Dec. 31, 2011 Government agency securities	Dec. 31, 2010 Government agency securities	Dec. 31, 2010 Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Schedule of Available-for-sale Securities [Line Items]
Number of Securities				42	9		2	1	30
Less than 12 months: Estimated Fair Value	$ 71,431	$ 7,541	$ 11,005	$ 22,362	$ 6,551	$ 3,853	$ 2,022	$ 990	$ 47,047	$ 9,479	$ 6,808	$ 344
Less than 12 months: Unrealized Losses	(3,184)	(242)	(201)	(2,175)	(217)	(136)	(70)	(25)	(939)	(21)	(64)	(1)
Greater Than 12 Months: Estimated Fair Value	0	0	0	0	0	0	0	0	0	0	0	0
Greater Than 12 Months: Unrealized Losses	0	0	0	0	0	0	0	0	0	0	0	0
Total: Estimated Fair Value	71,431	7,541	11,005	22,362	6,551	3,853	2,022	990	47,047	9,479	6,808	344
Total: Unrealized Losses	$ (3,184)	$ (242)	$ (201)	$ (2,175)	$ (217)	$ (136)	$ (70)	$ (25)	$ (939)	$ (21)	$ (64)	$ (1)

Composition of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 1,511,915	$ 1,369,514		$ 985,680	$ 856,827
Allowance for loan losses	(12,762)	(11,478)	(9,894)	(9,060)	(8,403)	(6,742)
Loans, net	1,499,153	1,358,036		976,620	848,424
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	200,755	169,882		127,827	121,805
Allowance for loan losses	(1,970)	(2,377)	(1,201)	(1,259)	(1,228)	(855)
Real Estate, Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	731,030	648,494		470,820	361,106
Real estate, Commercial construction, land and land development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	101,755	97,329		79,063	81,270
Real estate, Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	328,816	306,187		219,938	207,996
Allowance for loan losses	(2,567)	(2,965)	(1,884)	(1,964)	(1,639)	(1,214)
Single-Family Interim Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	71,844	67,920		24,592	20,402
Allowance for loan losses	(540)	(523)	(677)	(317)	(250)	(940)
Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	34,491	40,127		34,923	32,902
Allowance for loan losses	(210)	(159)	(231)	(209)	(167)	(145)
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	43,160	39,502		28,437	31,270
Allowance for loan losses	(350)	(278)	(344)	(235)	(293)	(358)
Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	64	73		80	76
Allowance for loan losses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Loans, Net and Allowance for Loan Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Loan	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan serviced for the benefit of others	$ 2,809	$ 3,775	$ 5,784	$ 12,453
Loans and leases receivable description	There were no concentrations of loans related to a single industry in excess of 10% of total loans.	There were no concentrations of loans related to a single industry in excess of 10% of total loans.	There were no concentrations of loans related to a single industry in excess of 10% of total loans.	There were no concentrations of loans related to a single industry in excess of 10% of total loans.
Recorded investment in troubled debt restructuring including nonaccraul	5,066	7,544	7,099	8,680
Loans Acquired with Deteriorated Credit Quality, Related Allowance, Number of Loans	2
Loans acquired with deteriorated credit quality	65	0	0	0	0
Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, amortization period	20 years	20 years
Loans acquired with deteriorated credit quality	0	0	0	0
Agricultural | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio (percent)	80.00%	80.00%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with deteriorated credit quality	$ 0	$ 0	$ 0	$ 0
Consumer | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of total loan portfolio (percent)	3.00%	3.00%

Summary of Activity in Allowance for Loan Losses by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 11,478	$ 9,060	$ 9,060	$ 8,403	$ 6,742
Provision for loan losses	2,109	1,242	3,184	1,650	4,043
Charge-offs	(877)	(491)	(917)	(1,147)	(2,507)
Recoveries	52	83	151	154	125
Ending balance	12,762	9,894	11,478	9,060	8,403
Allowance for losses:
Individually evaluated for impairment	761		989	1,643	1,313
Collectively evaluated for impairment	11,936		10,489	7,417	7,090
Loans acquired with deteriorated credit quality	65	0	0	0	0
Ending balance	12,762	9,894	11,478	9,060	8,403
Loans:
Individually evaluated for impairment	12,073		14,806	19,570	16,120
Collectively evaluated for impairment	1,496,395		1,347,763	966,110	840,707
Acquired with deteriorated credit quality	3,447		6,945	0	0
Ending balance	1,511,915		1,369,514	985,680	856,827
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	11,478	9,060	9,060	8,403	6,742
Provision for loan losses	2,109	1,242	3,184	1,650	4,043
Charge-offs	(877)	(491)	(917)	(1,147)	(2,507)
Recoveries	52	83	151	154	125
Ending balance	12,762	9,894	11,478	9,060	8,403
Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,377	1,259	1,259	1,228	855
Provision for loan losses	(185)	20	1,261	37	937
Charge-offs	(231)	(78)	(169)	(23)	(579)
Recoveries	9	0	26	17	15
Ending balance	1,970	1,201	2,377	1,259	1,228
Allowance for losses:
Individually evaluated for impairment	332		165	124	70
Collectively evaluated for impairment	1,638		2,212	1,135	1,158
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	1,970	1,201	2,377	1,259	1,228
Loans:
Individually evaluated for impairment	571		724	830	112
Collectively evaluated for impairment	198,418		166,965	126,997	121,693
Acquired with deteriorated credit quality	1,766		2,193	0	0
Ending balance	200,755		169,882	127,827	121,805
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,377	1,259	1,259	1,228	855
Provision for loan losses	(185)	20	1,261	37	937
Charge-offs	(231)	(78)	(169)	(23)	(579)
Recoveries	9	0	26	17	15
Ending balance	1,970	1,201	2,377	1,259	1,228
Commercial Real Estate, Land and Land Development
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	4,924	5,051	5,051	4,294	3,171
Provision for loan losses	2,667	874	289	1,416	1,536
Charge-offs	(556)	(204)	(484)	(694)	(416)
Recoveries	9	51	68	35	3
Ending balance	7,044	5,772	4,924	5,051	4,294
Allowance for losses:
Individually evaluated for impairment	323		644	802	832
Collectively evaluated for impairment	6,656		4,280	4,249	3,462
Loans acquired with deteriorated credit quality	65		0	0	0
Ending balance	7,044	5,772	4,924	5,051	4,294
Loans:
Individually evaluated for impairment	7,948		10,601	13,980	13,207
Collectively evaluated for impairment	824,022		732,581	535,903	429,169
Acquired with deteriorated credit quality	815		2,641	0	0
Ending balance	832,785		745,823	549,883	442,376
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	4,924	5,051	5,051	4,294	3,171
Provision for loan losses	2,667	874	289	1,416	1,536
Charge-offs	(556)	(204)	(484)	(694)	(416)
Recoveries	9	51	68	35	3
Ending balance	7,044	5,772	4,924	5,051	4,294
Real estate, Residential
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,965	1,964	1,964	1,639	1,214
Provision for loan losses	(338)	91	1,176	641	1,213
Charge-offs	(66)	(171)	(178)	(316)	(837)
Recoveries	6	0	3	0	49
Ending balance	2,567	1,884	2,965	1,964	1,639
Allowance for losses:
Individually evaluated for impairment	92		164	666	360
Collectively evaluated for impairment	2,475		2,801	1,298	1,279
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	2,567	1,884	2,965	1,964	1,639
Loans:
Individually evaluated for impairment	3,479		3,376	4,576	2,469
Collectively evaluated for impairment	324,471		301,259	215,362	205,527
Acquired with deteriorated credit quality	866		1,552	0	0
Ending balance	328,816		306,187	219,938	207,996
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,965	1,964	1,964	1,639	1,214
Provision for loan losses	(338)	91	1,176	641	1,213
Charge-offs	(66)	(171)	(178)	(316)	(837)
Recoveries	6	0	3	0	49
Ending balance	2,567	1,884	2,965	1,964	1,639
Single-Family Interim Construction
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	523	317	317	250	940
Provision for loan losses	17	360	206	38	(139)
Charge-offs	0	0	0	(20)	(561)
Recoveries	0	0	0	49	10
Ending balance	540	677	523	317	250
Allowance for losses:
Individually evaluated for impairment	0		0	50	50
Collectively evaluated for impairment	540		523	267	200
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	540	677	523	317	250
Loans:
Individually evaluated for impairment	0		0	91	99
Collectively evaluated for impairment	71,844		67,361	24,501	20,303
Acquired with deteriorated credit quality	0		559	0	0
Ending balance	71,844		67,920	24,592	20,402
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	523	317	317	250	940
Provision for loan losses	17	360	206	38	(139)
Charge-offs	0	0	0	(20)	(561)
Recoveries	0	0	0	49	10
Ending balance	540	677	523	317	250
Agricultural
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	159	209	209	167	145
Provision for loan losses	51	22	(50)	42	22
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	210	231	159	209	167
Allowance for losses:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	210		159	209	167
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	210	231	159	209	167
Loans:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	34,491		40,127	34,923	32,902
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	34,491		40,127	34,923	32,902
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	159	209	209	167	145
Provision for loan losses	51	22	(50)	42	22
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	210	231	159	209	167
Consumer
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	278	235	235	293	358
Provision for loan losses	68	115	75	(17)	1
Charge-offs	(24)	(38)	(86)	(94)	(114)
Recoveries	28	32	54	53	48
Ending balance	350	344	278	235	293
Allowance for losses:
Individually evaluated for impairment	14		16	1	1
Collectively evaluated for impairment	336		262	234	292
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	350	344	278	235	293
Loans:
Individually evaluated for impairment	75		105	93	233
Collectively evaluated for impairment	43,085		39,397	28,344	31,037
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	43,160		39,502	28,437	31,270
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	278	235	235	293	358
Provision for loan losses	68	115	75	(17)	1
Charge-offs	(24)	(38)	(86)	(94)	(114)
Recoveries	28	32	54	53	48
Ending balance	350	344	278	235	293
Other Loan
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	0	0	0	0	0
Provision for loan losses	0	0	0	0	0
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	0	0	0	0	0
Allowance for losses:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	0		0	0	0
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	0	0	0	0	0
Loans:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	64		73	80	76
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	64		73	80	76
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	0	0	0	0	0
Provision for loan losses	0	0	0	0	0
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	0	0	0	0	0
Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	252	25	25	532	59
Provision for loan losses	(171)	(240)	227	(507)	473
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	81	(215)	252	25	532
Allowance for losses:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	81		252	25	532
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	81	(215)	252	25	532
Loans:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	0		0	0	0
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	0		0	0	0
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	252	25	25	532	59
Provision for loan losses	(171)	(240)	227	(507)	473
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	$ 81	$ (215)	$ 252	$ 25	$ 532

Summary of Non Performing Loans by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non Performing Loans [Line Items]
Nonaccrual loans	$ 1,734	$ 6,599	$ 4,431	$ 7,846
Loans past due 90 days and still accruing	30	2	55	134
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	4,677	4,433	6,794	8,200
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	6,441	11,034	11,280	16,180
Commercial
Non Performing Loans [Line Items]
Nonaccrual loans	431	218	131	194
Loans past due 90 days and still accruing	0	0	31	39
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	120	481	552	147
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	551	699	714	380
Commercial Real Estate, Land and Land Development
Non Performing Loans [Line Items]
Nonaccrual loans	499	4,857	1,291	5,531
Loans past due 90 days and still accruing	0	0	0	0
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	2,478	1,778	6,094	7,671
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	2,977	6,635	7,385	13,202
Real estate, Residential
Non Performing Loans [Line Items]
Nonaccrual loans	751	894	2,864	2,079
Loans past due 90 days and still accruing	30	0	0	92
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	2,077	2,165	136	382
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	2,858	3,059	3,000	2,553
Agricultural
Non Performing Loans [Line Items]
Nonaccrual loans	0	0	0	0
Loans past due 90 days and still accruing	0	0	0	2
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	0	0	0	0
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	0	0	0	2
Single-Family Interim Construction
Non Performing Loans [Line Items]
Nonaccrual loans	0	560	91	0
Loans past due 90 days and still accruing	0	0	0	0
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	0	0	0	0
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	0	560	91	0
Consumer
Non Performing Loans [Line Items]
Nonaccrual loans	53	70	54	42
Loans past due 90 days and still accruing	0	2	24	1
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	2	9	12	0
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	55	81	90	43
Other Loan
Non Performing Loans [Line Items]
Nonaccrual loans	0	0	0	0
Loans past due 90 days and still accruing	0	0	0	0
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	0	0	0	0
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Total	$ 0	$ 0	$ 0	$ 0

Impaired Loans by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	$ 4,586		$ 7,550	$ 9,972	$ 7,065
Impaired loans with no allowance for loan losses	7,487		7,256	9,598	9,055
Total impaired loans	12,073		14,806	19,570	16,120
Unpaid principal balance of impaired loans	12,609		15,478	20,459	16,719
Allowance for loan losses on impaired loans	761		989	1,643	1,313
Impaired loans with an allowance for loan losses	4,586		7,550	9,972	7,065
Impaired loans with no allowance for loan losses	7,487		7,256	9,598	9,055
Total impaired loans	12,073		14,806	19,570	16,120
Unpaid principal balance of impaired loans	12,609		15,478	20,459	16,719
Allowance for loan losses on impaired loans	761		989	1,643	1,313
Average recorded investment in impaired loans	13,301	18,414	17,189	17,842	13,447
Interest income recognized on impaired loans	308	344	705	1,099	652
Commercial
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	499		644	409	101
Impaired loans with no allowance for loan losses	72		80	421	11
Total impaired loans	571		724	830	112
Unpaid principal balance of impaired loans	571		741	846	137
Allowance for loan losses on impaired loans	332		165	124	70
Impaired loans with an allowance for loan losses	499		644	409	101
Impaired loans with no allowance for loan losses	72		80	421	11
Total impaired loans	571		724	830	112
Unpaid principal balance of impaired loans	571		741	846	137
Allowance for loan losses on impaired loans	332		165	124	70
Average recorded investment in impaired loans	706	793	777	471	106
Interest income recognized on impaired loans	12	24	27	51	9
Commercial Real Estate, Land and Land Development
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	2,615		5,532	6,837	4,804
Impaired loans with no allowance for loan losses	5,333		5,069	7,143	8,403
Total impaired loans	7,948		10,601	13,980	13,207
Unpaid principal balance of impaired loans	8,347		11,140	14,603	13,729
Allowance for loan losses on impaired loans	323		644	802	832
Impaired loans with an allowance for loan losses	2,615		5,532	6,837	4,804
Impaired loans with no allowance for loan losses	5,333		5,069	7,143	8,403
Total impaired loans	7,948		10,601	13,980	13,207
Unpaid principal balance of impaired loans	8,347		11,140	14,603	13,729
Allowance for loan losses on impaired loans	323		644	802	832
Average recorded investment in impaired loans	9,031	13,478	12,291	13,593	9,011
Interest income recognized on impaired loans	208	243	483	857	526
Real estate, Residential
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	1,423		1,301	2,633	2,057
Impaired loans with no allowance for loan losses	2,056		2,075	1,943	412
Total impaired loans	3,479		3,376	4,576	2,469
Unpaid principal balance of impaired loans	3,616		3,475	4,803	2,514
Allowance for loan losses on impaired loans	92		164	666	360
Impaired loans with an allowance for loan losses	1,423		1,301	2,633	2,057
Impaired loans with no allowance for loan losses	2,056		2,075	1,943	412
Total impaired loans	3,479		3,376	4,576	2,469
Unpaid principal balance of impaired loans	3,616		3,475	4,803	2,514
Allowance for loan losses on impaired loans	92		164	666	360
Average recorded investment in impaired loans	3,477	3,981	3,976	3,615	2,163
Interest income recognized on impaired loans	87	73	187	186	93
Single-Family Interim Construction
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	0		0	91	99
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	91	99
Unpaid principal balance of impaired loans	0		0	95	99
Allowance for loan losses on impaired loans	0		0	50	50
Impaired loans with an allowance for loan losses	0		0	91	99
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	91	99
Unpaid principal balance of impaired loans	0		0	95	99
Allowance for loan losses on impaired loans	0		0	50	50
Average recorded investment in impaired loans	0	30	46	95	1,955
Interest income recognized on impaired loans	0	0	0	0	12
Agricultural
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	0		0	0	0
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	0	0
Unpaid principal balance of impaired loans	0		0	0	0
Allowance for loan losses on impaired loans	0		0	0	0
Impaired loans with an allowance for loan losses	0		0	0	0
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	0	0
Unpaid principal balance of impaired loans	0		0	0	0
Allowance for loan losses on impaired loans	0		0	0	0
Average recorded investment in impaired loans	0	0	0	0	71
Interest income recognized on impaired loans	0	0	0	0	0
Consumer
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	49		73	2	4
Impaired loans with no allowance for loan losses	26		32	91	229
Total impaired loans	75		105	93	233
Unpaid principal balance of impaired loans	75		122	112	240
Allowance for loan losses on impaired loans	14		16	1	1
Impaired loans with an allowance for loan losses	49		73	2	4
Impaired loans with no allowance for loan losses	26		32	91	229
Total impaired loans	75		105	93	233
Unpaid principal balance of impaired loans	75		122	112	240
Allowance for loan losses on impaired loans	14		16	1	1
Average recorded investment in impaired loans	87	132	99	68	141
Interest income recognized on impaired loans	1	4	8	5	12
Other Loan
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance for loan losses	0		0	0	0
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	0	0
Unpaid principal balance of impaired loans	0		0	0	0
Allowance for loan losses on impaired loans	0		0	0	0
Impaired loans with an allowance for loan losses	0		0	0	0
Impaired loans with no allowance for loan losses	0		0	0	0
Total impaired loans	0		0	0	0
Unpaid principal balance of impaired loans	0		0	0	0
Allowance for loan losses on impaired loans	0		0	0	0
Average recorded investment in impaired loans	0	0	0	0	0
Interest income recognized on impaired loans	$ 0	$ 0	$ 0	$ 0	$ 0

Summary of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013 Contract	Dec. 31, 2012 Contract	Jun. 30, 2012 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010 Contract
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	1	7	5	16	19
Pre-restructuring outstanding recorded investment	$ 820	$ 2,326	$ 573	$ 7,171	$ 8,679
Post-restructuring outstanding recorded investment	820	2,326	573	7,060	8,679
Troubled debt restructuring that subsequently defaulted, Number of contracts		2		1	1
Troubled debt restructuring that subsequently defaulted, Recorded investment		127		92	480
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	2	2	4	4
Pre-restructuring outstanding recorded investment	0	280	351	596	147
Post-restructuring outstanding recorded investment	0	280	351	596	147
Troubled debt restructuring that subsequently defaulted, Number of contracts		0		0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		0		0	0
Commercial Real Estate, Land and Land Development
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	1	1	1	9	8
Pre-restructuring outstanding recorded investment	820	101	101	6,420	7,671
Post-restructuring outstanding recorded investment	820	101	101	6,420	7,671
Troubled debt restructuring that subsequently defaulted, Number of contracts		1		1	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		101		92	0
Real estate, Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	3	1	1	7
Pre-restructuring outstanding recorded investment	0	1,919	95	23	861
Post-restructuring outstanding recorded investment	0	1,919	95	23	861
Troubled debt restructuring that subsequently defaulted, Number of contracts		0		0	1
Troubled debt restructuring that subsequently defaulted, Recorded investment		0		0	480
Single-Family Interim Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	0	0	0	0
Pre-restructuring outstanding recorded investment	0	0	0	0	0
Post-restructuring outstanding recorded investment	0	0	0	0	0
Troubled debt restructuring that subsequently defaulted, Number of contracts		0		0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		0		0	0
Agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	0	0	0	0
Pre-restructuring outstanding recorded investment	0	0	0	0	0
Post-restructuring outstanding recorded investment	0	0	0	0	0
Troubled debt restructuring that subsequently defaulted, Number of contracts		0		0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		0		0	0
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	1	1	2	0
Pre-restructuring outstanding recorded investment	0	26	26	132	0
Post-restructuring outstanding recorded investment	0	26	26	21	0
Troubled debt restructuring that subsequently defaulted, Number of contracts		1		0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		26		0	0
Other Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	0	0	0	0
Pre-restructuring outstanding recorded investment	0	0	0	0	0
Post-restructuring outstanding recorded investment	0	0	0	0	0
Troubled debt restructuring that subsequently defaulted, Number of contracts		0		0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		$ 0		$ 0	$ 0

Aging of Past Due Loans by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 6,055	$ 5,374	$ 8,037	$ 3,341
Loans 90 or More Past Due	593	1,013	3,589	1,842
Total Past Due Loans	6,648	6,387	11,626	5,183
Current Loans	1,505,267	1,363,127	974,054	851,644
Ending balance	1,511,915	1,369,514	985,680	856,827
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,701	845	383	412
Loans 90 or More Past Due	69	0	122	160
Total Past Due Loans	1,770	845	505	572
Current Loans	198,985	169,037	127,322	121,233
Ending balance	200,755	169,882	127,827	121,805
Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,892	3,091	5,226	237
Loans 90 or More Past Due	285	62	3,379	420
Total Past Due Loans	2,177	3,153	8,605	657
Current Loans	830,608	742,670	541,278	441,719
Ending balance	832,785	745,823	549,883	442,376
Real estate, Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2,217	1,305	2,171	2,303
Loans 90 or More Past Due	208	360	54	1,240
Total Past Due Loans	2,425	1,665	2,225	3,543
Current Loans	326,391	304,522	217,713	204,453
Ending balance	328,816	306,187	219,938	207,996
Single-Family Interim Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	0	0	0	0
Loans 90 or More Past Due	0	559	0	0
Total Past Due Loans	0	559	0	0
Current Loans	71,844	67,361	24,592	20,402
Ending balance	71,844	67,920	24,592	20,402
Agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	149	23	0	0
Loans 90 or More Past Due	0	0	0	2
Total Past Due Loans	149	23	0	2
Current Loans	34,342	40,104	34,923	32,900
Ending balance	34,491	40,127	34,923	32,902
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	96	110	257	389
Loans 90 or More Past Due	31	32	34	20
Total Past Due Loans	127	142	291	409
Current Loans	43,033	39,360	28,146	30,861
Ending balance	43,160	39,502	28,437	31,270
Other Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	0	0	0	0
Loans 90 or More Past Due	0	0	0	0
Total Past Due Loans	0	0	0	0
Current Loans	64	73	80	76
Ending balance	$ 64	$ 73	$ 80	$ 76

Summary of Loans by Credit Quality Indicator by Class (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	$ 1,511,915	$ 1,369,514	$ 985,680	$ 856,827
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	200,755	169,882	127,827	121,805
Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	832,785	745,823	549,883	442,376
Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	328,816	306,187	219,938	207,996
Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	71,844	67,920	24,592	20,402
Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	34,491	40,127	34,923	32,902
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	43,160	39,502	28,437	31,270
Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	64	73	80	76
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	1,467,274	1,324,639	934,550	790,268
Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	190,632	165,842	125,719	114,132
Pass | Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	809,867	716,243	512,616	396,902
Pass | Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	318,258	295,870	209,461	197,720
Pass | Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	71,261	67,360	24,115	19,907
Pass | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	34,156	39,936	34,464	30,877
Pass | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	43,036	39,315	28,095	30,654
Pass | Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	64	73	80	76
Pass/Watch
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	19,278	18,836	27,282	34,271
Pass/Watch | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	2,033	2,824	972	5,081
Pass/Watch | Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	10,795	11,502	22,086	21,779
Pass/Watch | Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	5,768	4,303	3,504	5,267
Pass/Watch | Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	365	0	386	396
Pass/Watch | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	297	147	264	1,632
Pass/Watch | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	20	60	70	116
Pass/Watch | Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	6,281	9,887	4,477	7,654
OAEM | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	1,018	203	18	964
OAEM | Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	4,433	8,804	3,345	5,446
OAEM | Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	584	867	1,087	1,048
OAEM | Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	218	0	0	0
OAEM | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	93
OAEM | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	28	13	27	103
OAEM | Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	18,733	16,044	19,283	24,478
Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	6,723	1,013	1,084	1,532
Substandard | Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	7,690	9,274	11,836	18,249
Substandard | Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	4,206	5,039	5,832	3,904
Substandard | Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	560	91	99
Substandard | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	38	44	195	300
Substandard | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	76	114	245	394
Substandard | Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	349	108	88	156
Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	349	0	34	96
Doubtful | Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
Doubtful | Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	108	54	57
Doubtful | Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
Doubtful | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
Doubtful | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	3
Doubtful | Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	$ 0	$ 0	$ 0	$ 0

Outstanding Balance and Related Carrying Amount of Purchased Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Oct. 01, 2012	Apr. 01, 2012
Financing Receivable, Impaired [Line Items]
Outstanding balance	$ 4,406	$ 9,178	$ 6,099	$ 4,740
Nonaccretable difference	(959)	(2,232)	(1,294)	(1,296)
Accretable yield	0	(1)	0	(27)
Carrying amount	3,447	6,945	4,805	3,417
Amounts Recognized as of Acquisition Dates
Financing Receivable, Impaired [Line Items]
Outstanding balance			10,839
Nonaccretable difference			(2,590)
Accretable yield			(27)
Carrying amount			$ 8,222

Financial Instruments with Off-Balance Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet risk	$ 222,431	$ 156,636	$ 105,425	$ 76,144
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet risk	220,677	153,932	103,861	74,885
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet risk	$ 1,754	$ 2,704	$ 1,564	$ 1,259

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Rent expense	$ 383	$ 164	$ 413	$ 276	$ 230

Notes Payable and Other Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013 Notes Payable to Banks Note	Feb. 28, 2013 Senior Notes Note	Apr. 30, 2013 Subordinated Debt Commercial Bank	Apr. 30, 2013 Subordinated Debt Individual Counterparty
Notes Payable [Line Items]
Notes payable	$ 0	$ 15,729	$ 18,692	$ 9,000
Debt instruments repaid (debt instruments)					2	2
Other borrowings	16,565	20,788	17,103	11,383
Debt repayments during period							2,812	1,223
Other borrowings, related parties	7,683	8,536	6,111	3,332
Line of credit, maximum capacity		$ 25,000

Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax [Line Items]
Current income tax expense	$ 2,005
Initial recording of deferred tax benefit	(1,760)
Income tax expense, as reported	$ 245	$ 0
Effective tax rate (percent)	4.00%

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Federal income tax at statutory rate (percent)	35.00%		35.00%
Effective tax rates (percent)	4.00%
Initial recording of deferred tax benefit	(1,760)
Pro Forma
Income Taxes [Line Items]
Effective tax rates (percent)	32.80%	30.10%	30.10%	31.70%	33.10%

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Deferred tax assets:
Allowance for loan losses	$ 4,464
NOL carryforwards from acquisitions	1,229
Net unrealized loss on available for sale securities	970
Acquired loan fair market value adjustments	838
Restricted stock	790
Bonus accrual	267
Other real estate owned	393
Nonaccrual loans	70
Other	50
Deferred tax assets, gross	9,071
Deferred tax liabilities:
Premises and equipment	(4,450)
Core deposit intangibles	(1,015)
Securities	(100)
FHLB stock	(62)
Deferred tax liabilities, gross	(5,627)
Net deferred tax asset	$ 3,444

Assets and Liabilities at Their Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	$ 3,523	$ 3,547	$ 2,550	$ 1,030
Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	68,820	70,211	65,686	41,420
Obligations of state and municipal subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	36,032	36,814	22,325	5,998
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	2,022	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	535	680	3,430	4,163
Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Contingent consideration	287	290	821	1,256
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of state and municipal subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Contingent consideration	0	0	0	0
Significant Other Observable Inputs (Level 2) | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	3,523	3,547	2,550	1,030
Significant Other Observable Inputs (Level 2) | Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	68,820	70,211	65,686	41,420
Significant Other Observable Inputs (Level 2) | Obligations of state and municipal subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	36,032	36,814	22,325	5,998
Significant Other Observable Inputs (Level 2) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	2,022	2,103
Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	535	680	3,430	4,163
Significant Other Observable Inputs (Level 2) | Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Contingent consideration	0	0	0	0
Significant Unobservable Inputs (Level 3) | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Significant Unobservable Inputs (Level 3) | Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Significant Unobservable Inputs (Level 3) | Obligations of state and municipal subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Significant Unobservable Inputs (Level 3) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0
Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Significant Unobservable Inputs (Level 3) | Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Contingent consideration	$ 287	$ 290	$ 821	$ 1,256

Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration		$ 0	$ 0	$ 1,752
Significant Unobservable Inputs (Level 3)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	$ 287	$ 290	$ 821	$ 1,256

Activity in the Contingent Consideration (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 290	$ 821	$ 821	$ 1,256	$ 0
Contingent consideration recorded in Town Center transaction					1,752
Settlements	0	0	(395)	(415)	(496)
Change in estimated payments to be made	(3)	4	(136)	(20)
Ending Balance	$ 287	$ 825	$ 290	$ 821	$ 1,256

Assets and Liabilities at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	$ 2,208	$ 5,146
Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,524	2,000
Estimated Fair Value | Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,208	5,146	8,285	7,261
Estimated Fair Value | Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,524	748
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	0	0
Significant Other Observable Inputs (Level 2) | Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	0	0	0	0
Significant Other Observable Inputs (Level 2) | Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	0	0
Significant Unobservable Inputs (Level 3) | Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,208	5,146	8,285	7,261
Significant Unobservable Inputs (Level 3) | Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,524	748
Fair Value, Gain Loss | Impaired Loans
Fair Value Measurements On Nonrecurring Basis [Line Items]
Period Ended Total Losses	307	187	1,263	1,290
Fair Value, Gain Loss | Other Real Estate
Fair Value Measurements On Nonrecurring Basis [Line Items]
Period Ended Total Losses	$ 463	$ 94

Quantitative Information about Three Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Impaired Loans	Dec. 31, 2012 Impaired Loans	Jun. 30, 2013 Impaired Loans Weighted Average	Jun. 30, 2013 Other Real Estate	Dec. 31, 2012 Other Real Estate	Jun. 30, 2013 Other Real Estate Weighted Average	Jun. 30, 2013 Contingent Consideration	Dec. 31, 2012 Contingent Consideration
Level 3 Measurements [Line Items]
Assets, Fair Value				$ 2,208	$ 5,146		$ 2,524	$ 2,000			$ 290
Valuation Technique				Collateral method	Collateral method		Collateral method	Collateral method		Cash flows to be paid	Cash flows to be paid
Unobservable Input(s)				Adjustments for selling costs	Adjustments for selling costs		Adjustments for selling costs	Adjustments for selling costs		Expected payments	Expected payments
Contingent consideration	$ 0	$ 0	$ 1,752							$ 287
Weighted average volatility (percent)						8.00%			8.00%

Carrying Amount and Estimated Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial liabilities:
Contingent consideration		$ 0	$ 0	$ 1,752
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk	222,431	156,636	105,425	76,144
Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk	220,677	153,932	103,861	74,885
Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk	1,754	2,704	1,564	1,259
Carrying Amount
Financial assets:
Cash and cash equivalents	126,519	102,290	56,654	86,346
Certificates of deposit held in other banks	3,785	7,720
Securities available for sale	110,932	113,355	93,991	52,611
Loans held for sale	8,458	9,162	2,991	3,301
Loans, net	1,499,153	1,358,036	976,620	848,424
FHLB of Dallas stock and other restricted stock	8,317	8,165	5,147	4,017
Accrued interest receivable	5,093	4,647	4,027	3,494
Financial liabilities:
Deposits	1,485,129	1,390,740	1,030,484	927,543
Accrued interest payable	969	985	732	908
FHLB advances	164,529	164,601	82,291	55,273
Notes payable		15,729	18,692	9,000
Other borrowings	16,565	20,788	17,103	11,383
Junior subordinated debentures	18,147	18,147	14,538	14,538
Contingent consideration	287	290	821	1,256
Carrying Amount | Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Carrying Amount | Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Estimated Fair Value
Financial assets:
Cash and cash equivalents	126,519	102,290	56,654	86,346
Certificates of deposit held in other banks	3,785	7,720
Securities available for sale	110,932	113,355	93,991	52,611
Loans held for sale	8,458	9,162	2,991	3,301
Loans, net	1,518,335	1,399,938	1,006,080	875,140
FHLB of Dallas stock and other restricted stock	8,317	8,165	5,147	4,017
Accrued interest receivable	5,093	4,647	4,027	3,494
Financial liabilities:
Deposits	1,487,248	1,399,373	1,038,313	942,288
Accrued interest payable	969	985	732	908
FHLB advances	166,960	170,239	85,103	56,322
Notes payable		15,729	18,692	9,000
Other borrowings	16,958	20,970	18,649	12,666
Junior subordinated debentures	18,112	18,114	14,527	14,487
Contingent consideration	287	290	821	1,256
Estimated Fair Value | Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Estimated Fair Value | Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	126,519	102,290	56,654	86,346
Certificates of deposit held in other banks	0	0
Securities available for sale	0	0	0	0
Loans held for sale	0	0	0	0
Loans, net	0	0	0	0
FHLB of Dallas stock and other restricted stock	0	0	0	0
Accrued interest receivable	0	0	0	0
Financial liabilities:
Deposits	0	0	0	0
Accrued interest payable	0	0	0	0
FHLB advances	0	0	0	0
Notes payable		0	0	0
Other borrowings	0	0	0	0
Junior subordinated debentures	0	0	0	0
Contingent consideration	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk	0	0	0	0
Significant Other Observable Inputs (Level 2)
Financial assets:
Cash and cash equivalents		0	0	0
Certificates of deposit held in other banks	3,785	7,720
Securities available for sale	110,932	113,355	93,991	52,611
Loans held for sale	8,458	9,162	2,991	3,301
Loans, net	1,514,510	1,393,377	997,751	869,388
FHLB of Dallas stock and other restricted stock	8,317	8,165	5,147	4,017
Accrued interest receivable	5,093	4,647	4,027	3,494
Financial liabilities:
Deposits	1,487,248	1,399,373	1,038,313	942,288
Accrued interest payable	969	985	732	908
FHLB advances	166,960	170,239	85,103	56,322
Notes payable		15,729	18,692	9,000
Other borrowings	16,958	20,970	18,649	12,666
Junior subordinated debentures	18,112	18,114	14,527	14,487
Contingent consideration		0	0	0
Significant Other Observable Inputs (Level 2) | Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Significant Other Observable Inputs (Level 2) | Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents		0	0	0
Certificates of deposit held in other banks		0
Securities available for sale		0	0	0
Loans held for sale		0		0
Loans, net	3,825	6,561	8,329	5,752
FHLB of Dallas stock and other restricted stock		0	0	0
Accrued interest receivable		0	0	0
Financial liabilities:
Deposits		0	0	0
Accrued interest payable		0	0	0
FHLB advances		0	0	0
Notes payable		0	0	0
Other borrowings		0	0	0
Junior subordinated debentures		0	0	0
Contingent consideration	287	290	821	1,256
Significant Unobservable Inputs (Level 3) | Commitments to Extend Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		0	0	0
Significant Unobservable Inputs (Level 3) | Standby Letters of Credit
Off-balance sheet assets (liabilities):
Financial instruments with off-balance sheet risk		$ 0	$ 0	$ 0

Stock Awards and Stock Warrants - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock vesting period		5 years		5 years
Compensation expense		$ 594	$ 290	$ 643	$ 572	$ 597
Estimated future compensation expense		4,339		1,729
Remaining weighted average period for future compensation expense		2 years 10 months 10 days		2 years 2 months 9 days
Fair value of common stock awards vested		511	751	609	39	2,333
Issuance of warrant (shares)					150,544
Purchase price of common stock, per share (usd per share)					$ 17.19
Warrant fair value					475
Writeoff of debt origination costs related to warrants	$ 223	$ 223	$ 0
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (shares)	800,000
Common stock vesting period		5 years

Nonvested Shares Activity (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Nonvested shares, beginning balance (shares)	208,608	180,025	180,025	164,358
Granted during the period (shares)	111,420	36,960	58,560	17,965
Vested during the period (shares)	(20,157)	(28,697)	(29,977)	(2,298)
Nonvested shares, ending balance (shares)	299,871	188,288	208,608	180,025
Weighted Average Grant Date Price
Nonvested shares, beginning balance (usd per share)	$ 17.07	$ 15.64	$ 15.64	$ 15.3
Granted during the period (usd per share)	$ 28.38	$ 20.31	$ 20.31	$ 17.19
Vested during the period (usd per share)	$ 13.54	$ 14.72	$ 14.76	$ 3.75
Nonvested shares, ending balance (usd per share)	$ 21.86	$ 16.7	$ 17.07	$ 15.64

Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Entities
Regulatory Assets [Line Items]
Total Capital to Risk Weighted Assets, Actual Amount	$ 229,015	$ 137,525	$ 109,457	$ 93,594
Total Capital to Risk Weighted Assets, Actual Ratio (percent)	15.69%	10.51%	11.19%	11.10%
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	116,756	104,693	78,254	67,443
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	8.00%	8.00%	8.00%	8.00%
Tier I Capital to Risk Weighted Assets, Actual Amount	201,350	107,539	84,049	74,825
Tier I Capital to Risk Weighted Assets, Actual Ratio (percent)	13.80%	8.22%	8.59%	8.88%
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	58,378	52,346	39,127	33,721
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Tier I Capital to Average Assets, Actual Amount	201,350	107,539	84,049	74,825
Tier I Capital to Average Assets, Actual Ratio (percent)	10.91%	6.45%	6.89%	6.98%
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Amount	73,839	66,722	48,763	42,859
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Independent Bank
Regulatory Assets [Line Items]
Total Capital to Risk Weighted Assets, Actual Amount	180,868	143,618	108,777	101,203
Total Capital to Risk Weighted Assets, Actual Ratio (percent)	12.49%	11.07%	11.32%	12.01%
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	115,816	103,790	76,904	67,405
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	8.00%	8.00%	8.00%	8.00%
Total Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	144,770	129,738	96,131	84,257
Total Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (percent)	10.00%	10.00%	10.00%	10.00%
Tier I Capital to Risk Weighted Assets, Actual Amount	168,106	132,140	99,717	92,800
Tier I Capital to Risk Weighted Assets, Actual Ratio (percent)	11.61%	10.19%	10.37%	11.01%
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	57,908	51,895	38,452	33,703
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Tier I Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	86,862	77,843	57,678	50,554
Tier I Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (percent)	6.00%	6.00%	6.00%	6.00%
Tier I Capital to Average Assets, Actual Amount	168,106	132,140	99,717	92,800
Tier I Capital to Average Assets, Actual Ratio (percent)	9.18%	7.99%	8.28%	8.56%
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Amount	73,211	66,162	48,167	43,353
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Tier I Capital to Average Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 91,514	$ 82,702	$ 60,209	$ 54,192
Tier I Capital to Average Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (percent)	5.00%	5.00%	5.00%	5.00%

Subsequent Event - Additional Information (Detail) (USD $)	1 Months Ended		1 Months Ended
	Feb. 22, 2013	Dec. 31, 2012	Feb. 22, 2013 Subsequent Event	Jul. 19, 2013 Subsequent Event Collin Bank
Subsequent Event [Line Items]
Cost of acquired entity, purchase price				$ 29,100,000
Stock split ratio (percent)	3.2		3.2
Common stock, par value (usd per share)	$ 0.01	$ 1	$ 0.01
Deferred transaction cost		$ 603,000

Moody Credit Ratings in State and Municipal Obligations Portfolio (Detail) (Obligations of state and municipal subdivisions)	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	100.00%
Moody's, A1 Rating
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	5.20%
Moody's, Aa1 Rating
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	2.20%
Moody's, Aa2 Rating
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	6.60%
Moody's, Aa3 Rating
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	0.90%
Moody's, Aaa Rating
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	33.70%
Rating Not Available
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	8.20%
Rating, Not Rated
Schedule of Available-for-sale Securities [Line Items]
State and municipal obligations portfolio (percent)	43.20%

Components of Premises and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land		$ 14,548	$ 14,149	$ 14,677
Building		48,054	44,814	44,639
Furniture, fixtures and equipment		13,881	12,692	11,696
Aircraft		5,298	3,700	3,700
Leasehold and tenant improvements		725	620	620
Construction in progress		7,349	1,052	124
Premises and equipment, gross		89,855	77,027	75,456
Less accumulated depreciation		(19,274)	(16,605)	(13,403)
Premises and equipment, net	$ 73,620	$ 70,581	$ 60,422	$ 62,053

Premises and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,983	$ 1,655	$ 3,524	$ 3,302	$ 2,868
Contracted cost related to construction of building			8,474
Rental income on leased offices			$ 588	$ 566	$ 577

Minimum Future Rental Payments Receivable from Tenants (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
First year	$ 419
Second year	238
Third year	169
Fourth year	169
Fifth year	154
Thereafter	52
Total	$ 1,201

Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Other real estate owned	$ 8,182	$ 6,819	$ 8,392	$ 7,854
Construction, Land and Land Development
Real Estate Properties [Line Items]
Other real estate owned		6,166	7,653	6,982
Real estate, Residential
Real Estate Properties [Line Items]
Other real estate owned		653	100	155
Real Estate, Commercial
Real Estate Properties [Line Items]
Other real estate owned			182	182
Agricultural
Real Estate Properties [Line Items]
Other real estate owned			$ 457	$ 535

Goodwill And Core Deposit Intangible, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 I Bank	Apr. 01, 2012 I Bank	Dec. 31, 2012 Community Group	Oct. 01, 2012 Community Group
Goodwill And Other Intangible Assets [Line Items]
Goodwill		$ 28,742		$ 28,742	$ 11,222	$ 11,222	$ 11,222
Additions to goodwill				17,746	0	0		12,967	12,967	4,779	4,779
Reduction of goodwill	254			254	0	0
Amortization of core deposit intangibles		$ 352	$ 311	$ 656	$ 567	$ 431

Gross Carrying Value and Accumulated Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Core deposit intangible		$ 6,374	$ 5,540	$ 5,540
Less accumulated amortization		(3,123)	(2,876)	(2,309)
Core deposit intangible, net	$ 2,899	$ 3,251	$ 2,664	$ 3,231

Future Amortization Expense Related to Core Deposit Intangible (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
First year	$ 703
Second year	584
Third year	346
Fourth year	325
Fifth year	325
Thereafter	968
Future amortization expense	$ 3,251

Components of Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Line Items]
Noninterest-bearing demand accounts	$ 261,618	$ 259,664	$ 168,849	$ 133,307
Interest-bearing checking accounts		688,234	464,653	229,855
Savings accounts		115,413	100,550	68,329
Limited access money market accounts		28,439	27,082	188,203
Individual retirement accounts (IRA)		34,374	29,021	30,892
Certificates of deposit, less than $100,000		100,462	103,446	159,843
Certificates of deposit, $100,000 and greater		164,154	136,883	117,114
Total deposits	$ 1,485,129	$ 1,390,740	$ 1,030,484	$ 927,543
Noninterest-bearing demand accounts (percent)		18.70%	16.40%	14.40%
Interest-bearing checking accounts (percent)		49.50%	45.10%	24.80%
Savings accounts (percent)		8.30%	9.80%	7.40%
Limited access money market accounts (percent)		2.00%	2.60%	20.30%
Individual retirement accounts (IRA) (percent)		2.50%	2.80%	3.30%
Certificates of deposit, less than $100,000 (percent)		7.20%	10.00%	17.20%
Certificates of deposit, $100,000 and greater (percent)		11.80%	13.30%	12.60%
Total deposits (percent)		100.00%	100.00%	100.00%

Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits [Line Items]
First year	$ 219,973
Second year	39,499
Third year	19,422
Fourth year	7,653
Fifth year	12,443
Total	$ 298,990

Deposits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Line Items]
Brokered deposit	$ 31,238	$ 41,780	$ 43,731

Federal Home Loan Bank Advances - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Weighted average interest rate on advances (percent)		2.01%	2.40%	2.55%
Outstanding balances of advances	$ 164,529	$ 164,601	$ 82,291	$ 55,273
Carrying value of loans with blanket lien		524,811
Remaining credit facility under FHLB advances		267,511
Federal Home Loan Bank Advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Undisbursed advance commitments (letter of credit)		$ 92,700
Minimum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank advances, maturities		Mar 1, 2013
Minimum | Federal Home Loan Bank Advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Letter of credit maturity dates		2013-01
Maximum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank advances, maturities		Jan 1, 2026
Maximum | Federal Home Loan Bank Advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Letter of credit maturity dates		2013-12

Contractual Maturities of FHLB Advances (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank advances contractual maturity due in year one		$ 3,027
Federal Home Loan Bank advances contractual maturity due in year two		20,022
Federal Home Loan Bank advances contractual maturity due in year three		23,000
Federal Home Loan Bank advances contractual maturity due in year four		32,529
Federal Home Loan Bank advances contractual maturity due in year five		30,000
Federal Home Loan Bank advances contractual maturity due in year thereafter		56,023
Federal Home Loan Bank advances contractual maturities	$ 164,529	$ 164,601	$ 82,291	$ 55,273

Note Payable (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Note payable	$ 0	$ 15,729	$ 18,692	$ 9,000
Adriatica Note Payable Secured By Mixed Use Development Property
Debt Instrument [Line Items]
Note payable		3,142	10,842	0
Adriatica Note Payable To Finance An Additional Building
Debt Instrument [Line Items]
Note payable		337	350	0
Note Payable Due December 24, 2016
Debt Instrument [Line Items]
Note payable		6,000	7,500	9,000
Note Payable Due March 15, 2015
Debt Instrument [Line Items]
Note payable		$ 6,250	$ 0	$ 0

Note Payable (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Adriatica Note Payable Secured By Mixed Use Development Property
Debt Instrument [Line Items]
Debt original amount	$ 12,188
Stated interest rate (percent)	3.25%
Principal payment percentage of proceeds of any sales of property collateralizing the loan (percent)	90.00%
Adriatica Note Payable To Finance An Additional Building
Debt Instrument [Line Items]
Debt original amount	353
Quarterly payment	6
Current interest rate (percent)	3.25%
Note Payable Due December 24, 2016
Debt Instrument [Line Items]
Debt original amount	12,000
Quarterly payment	375
Minimum interest rate (percent)	4.00%
Current interest rate (percent)	4.00%
Maturity date	Dec 24, 2016
Note Payable Due March 15, 2015
Debt Instrument [Line Items]
Debt original amount	7,000
Quarterly payment	$ 250
Minimum interest rate (percent)	4.50%
Current interest rate (percent)	4.50%
Maturity date	Mar 15, 2015

Other Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Other borrowings	$ 16,565	$ 20,788	$ 17,103	$ 11,383
Unsecured Subordinated Debenture Due December 2016
Debt Instrument [Line Items]
Other borrowings		3,000	3,750	4,500
Unsecured Subordinated Debenture Due July 15, 2018
Debt Instrument [Line Items]
Other borrowings		5,000	5,000	0
Unsecured Subordinated Debenture Due October 15, 2018
Debt Instrument [Line Items]
Other borrowings		2,730	2,730	0
Unsecured Subordinated Debenture Due September 30, 2017
Debt Instrument [Line Items]
Other borrowings		1,223	1,468	1,713
Unsecured Subordinated Debenture Due February 15, 2017
Debt Instrument [Line Items]
Other borrowings		4,155	4,155	4,155
Unsecured Subordinated Debenture Paid September 30, 2011
Debt Instrument [Line Items]
Other borrowings		0	0	1,015
Unsecured Subordinated Debenture Due October 15, 2019
Debt Instrument [Line Items]
Other borrowings		$ 4,680	$ 0	$ 0

Other Borrowings (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Unsecured Subordinated Debenture Due December 2016
Debt Instrument [Line Items]
Debt original amount	$ 4,500
Quarterly payment	188
Maturity month and year	2016-12
Minimum interest rate (percent)	4.00%
Percentage added to prime rate (percent)	0.50%
Current interest rate (percent)	4.00%
Unsecured Subordinated Debenture Due July 15, 2018
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Semiannual principal payment	625
Maturity date	Jul 15, 2018
Unsecured Subordinated Debenture Due October 15, 2018
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Semiannual principal payment	$ 341
Maturity date	Oct 15, 2018
Unsecured Subordinated Debenture Due September 30, 2017
Debt Instrument [Line Items]
Minimum interest rate (percent)	6.00%
Percentage added to prime rate (percent)	2.00%
Maturity date	Sep 30, 2017
Unsecured Subordinated Debenture Due September 30, 2017 | Previous
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Unsecured Subordinated Debenture Due February 15, 2017
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Maturity date	Feb 15, 2017
Unsecured Subordinated Debenture Paid September 30, 2011
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Maturity date	Sep 30, 2011
Unsecured Subordinated Debenture Due October 15, 2019
Debt Instrument [Line Items]
Stated interest rate (percent)	7.00%
Maturity date	Oct 15, 2019

Principal Maturities of Notes Payable and Other Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Notes payable and other borrowings [Line Items]
First year	$ 4,028
Second year	4,548
Third year	13,754
Fourth year	6,634
Fifth year	3,865
Thereafter	3,688
Notes payable and other borrowings	$ 36,517

Junior Subordinate Debenture - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2003 IB Trust I	Mar. 31, 2003 IB Trust I Trust Preferred Securities	Dec. 31, 2012 IB Trust I Trust Preferred Securities	Dec. 31, 2011 IB Trust I Trust Preferred Securities	Mar. 31, 2003 IB Trust I Trust Common Securities	Mar. 31, 2004 IB Trust II	Mar. 31, 2004 IB Trust II Trust Preferred Securities	Dec. 31, 2012 IB Trust II Trust Preferred Securities	Dec. 31, 2011 IB Trust II Trust Preferred Securities	Mar. 31, 2004 IB Trust II Trust Common Securities	Dec. 31, 2004 IB Trust III	Dec. 31, 2004 IB Trust III Trust Preferred Securities	Dec. 31, 2012 IB Trust III Trust Preferred Securities	Dec. 31, 2011 IB Trust III Trust Preferred Securities	Dec. 31, 2004 IB Trust III Trust Common Securities	Feb. 28, 2005 IB Centex Trust I	Feb. 28, 2005 IB Centex Trust I Trust Preferred Securities	Dec. 31, 2012 IB Centex Trust I Trust Preferred Securities	Dec. 31, 2011 IB Centex Trust I Trust Preferred Securities	Feb. 28, 2005 IB Centex Trust I Trust Common Securities	Oct. 31, 2012 CGI Trust I Community Group Trust Preferred Securities	Dec. 31, 2012 CGI Trust I Community Group Trust Preferred Securities	Oct. 31, 2012 CGI Trust I Community Group Trust Common Securities
Debt Instrument [Line Items]
Number shares issued by unconsolidated subsidiary (shares)						5,000					3,000					3,600					2,500				3,500
Per share amount of shares issued by unconsolidated subsidiary (usd per share)						$ 1,000					$ 1,000					$ 1,000					$ 1,000				$ 1,000
Aggregate price of shares issued by unconsolidated subsidiary						$ 5,000			$ 155		$ 3,000			$ 93		$ 3,600			$ 112		$ 2,500			$ 78	$ 3,500		$ 109
Floating rate trust preferred shares, percentage added to three-month LIBOR (percent)							3.25%					2.85%					2.40%					3.25%				1.60%
Floating rate trust preferred shares, effective interest rate (percent)							3.56%	3.68%				3.19%	3.25%				2.71%	2.90%				3.56%	3.75%			1.99%
Floating rate trust preferred shares, maturity month and year							2033-03					2034-03					2035-12					2035-02
Purchase of junior subordinate debenture	$ 18,147	$ 18,147	$ 14,538	$ 14,538	$ 5,155					$ 3,093					$ 3,712					$ 2,578
Floating rate trust preferred shares, maturity date																										Jun 21, 2037

Minimum Future Rental Payments Due Under Noncancelable Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
First year	$ 569
Second year	547
Third year	480
Fourth year	216
Fifth year	100
Thereafter	330
Operating Leases, Future Minimum Payments Due, Total	$ 2,242

Loan Activity for Officers, Directors and Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Balance at beginning of year	$ 37,626
New loans	5,283
Repayments	(8,420)
Changes in affiliated persons	(12)
Balance at end of year	$ 34,477

Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plan [Line Items]
Credited service period	90 days
Salary reduction set by law	$ 17
Employer contribution as percentage of participant's eligible salary (percent)	6.00%
Employer contribution, amount	$ 435	$ 351	$ 297
Minimum
Employee Benefit Plan [Line Items]
Employer contribution, matching percentage (percent)	50.00%
Maximum
Employee Benefit Plan [Line Items]
Employer contribution, matching percentage (percent)	100.00%

Other Real Estate Remeasured and Reported at Fair Value (Detail) (Other Real Estate, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate
Other Real Estate Owned Activity [Line Items]
Carrying value of other real estate prior to remeasurement	$ 2,282	$ 21,964	$ 6,227
Plus gain recognized at foreclosure		642
Less charge-offs recognized in the allowance for loan losses at initial acquisition	(188)	(713)	(924)
Less subsequent writedowns included in noninterest expense	(94)	(168)	(759)
Adjusted carrying value of remeasured other real estate	$ 2,000	$ 21,725	$ 4,544

Future Vesting Schedule of Nonvested Shares (Detail)	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	208,608
First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	17,277
Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	103,126
Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	11,680
Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	17,965
Fifth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares	58,560

Reconciliation of Consolidated Equity Capital Under U.S. Generally Accepted Accounting Principles to Tier 1 Capital And Total Capital (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Stockholders' Equity to Regulatory Capital [Line Items]
Consolidated equity capital	$ 214,182	$ 124,510	$ 109,951	$ 85,997	$ 76,044	$ 62,479
Unrealized gains on securities, net	1,209	(2,578)		(2,162)	(866)
Allowance for loan losses	12,762	11,478	9,894	9,060	8,403	6,742
Consolidated Entities
Reconciliation of Stockholders' Equity to Regulatory Capital [Line Items]
Consolidated equity capital		124,510		85,997	76,044
Unrealized gains on securities, net		(2,578)		(2,162)	(866)
Junior subordinated debentures, net		17,600		14,100	14,100
Disallowed goodwill and core deposit intangibles		(31,993)		(13,886)	(14,453)
Consolidated Tier 1 capital		107,539		84,049	74,825
Tier 2 capital-subordinated debt (limited)		18,508		16,348	10,366
Allowance for loan losses		11,478		9,060	8,403
Consolidated total capital	$ 229,015	$ 137,525		$ 109,457	$ 93,594

Reconciliation of Bank Equity Capital Under U.S. Generally Accepted Accounting Principles to Tier 1 Capital And Total Capital (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Stockholders' Equity to Regulatory Capital [Line Items]
Equity capital	$ 214,182	$ 124,510	$ 109,951	$ 85,997	$ 76,044	$ 62,479
Unrealized gains on securities, net	(1,209)	2,578		2,162	866
Allowance for loan losses	12,762	11,478	9,894	9,060	8,403	6,742
Independent Bank
Reconciliation of Stockholders' Equity to Regulatory Capital [Line Items]
Equity capital		166,711		115,765	108,119
Unrealized gains on securities, net		(2,578)		(2,162)	(866)
Disallowed goodwill and core deposit intangibles		(31,993)		(13,886)	(14,453)
Consolidated Tier 1 capital		132,140		99,717	92,800
Allowance for loan losses		11,478		9,060	8,403
Consolidated total capital	$ 180,868	$ 143,618		$ 108,777	$ 101,203

IBG Adriatica - Additional Information (Detail) (Adriatica, USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended						1 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Land sqft	Dec. 31, 2011 Land	Dec. 31, 2012 Townhomes and an Office Building	Jun. 30, 2011 Loans Collateralized by Real Estate acre
Subsidiary [Line Items]
Loans purchased, face value								$ 23,000
Area of property (acre and square feet)					32,000			27
Loans acquired, purchase price								16,250
Loans acquired, portion of purchase price financed								12,188
Real property, fair value	16,949		16,949
Gain on acquired real property	699
Building, purchase price	442		442
Capitalized improvements			54
Maintenance Expenses		447	303
Proceeds from sale of land					3,443	1,500
Gain on sale of property					869	115	686
Rental income		$ 1,055	$ 442	$ 0

Business Combination - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 I Bank	Dec. 31, 2011 I Bank	Apr. 01, 2013 I Bank	Apr. 01, 2012 I Bank	Apr. 01, 2013 I Bank Non-Credit Impaired Loans	Oct. 01, 2012 Community Group	Dec. 31, 2012 Community Group	Dec. 31, 2012 Community Group Non-Credit Impaired Loans	Dec. 31, 2012 Town Center Bank	Jul. 31, 2010 Town Center Bank	Dec. 31, 2012 Farmersville Bancshares, Inc.	Dec. 31, 2012 Town Center Bank and Farmersville Bancshares, Inc.	Dec. 31, 2010 Town Center Bank and Farmersville Bancshares, Inc.
Business Acquisition [Line Items]
Percentage of outstanding stock acquired (percent)								100.00%
Acquired loans, fair value										$ 113,531
Acquired loans			180,448	0	67,505				116,948	113,723	63,500		59,106					67,505
Contractual amount over fair value										(192)			412
Goodwill acquired			17,746	0	0	12,967			12,967		4,779	4,779
Acquisition related expenses	128	605	1,401	0	668	705						696						668
Pro forma net income						18,308	17,321
Pro forma revenue						82,966	75,669
Number of shares issue related to acquisition (shares)											182,221					192,688
Cash paid in the transaction			46,600	0	101				37,000		9,600							101
Share price per share (usd per share)											$ 20.31					$ 17.19
Acquired loans, fair value													58,694
Business acquisition contingent consideration liability			0	0	1,752									1,752	1,752			1,752
Business combination bargain purchase gain			$ 0	$ 0	$ 6,692												$ 6,692	$ 6,692

Estimated Fair Values Of Assets Acquired And Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 I Bank	Apr. 01, 2012 I Bank	Dec. 31, 2012 Community Group	Oct. 01, 2012 Community Group	Dec. 31, 2012 Town Center Bank and Farmersville Bancshares, Inc.	Dec. 31, 2010 Town Center Bank and Farmersville Bancshares, Inc.
Assets of acquired bank:
Cash and cash equivalents					$ 19,993		$ 26,237		$ 21,039
Federal funds sold									16,780
Certificates of deposit held in other banks	17,078	0	0		17,078
Securities available for sale	10,314	0	9,937				10,314		9,937
Investment in restricted stock	1,417	0	204		702		715		204
Loans	180,448	0	67,505		116,948		63,500		67,505
Premises and equipment	5,717	0	14,541		2,165		3,530		14,541
Other real estate	1,573	0	4,553		416		1,157		4,553
Goodwill	17,746	0	0	12,967	12,967	4,779	4,779
Core deposit intangible	1,362	0	1,748		1,097		265		1,748
Other assets	1,669	0	564		1,221		470		564
Total assets	237,324	0	99,052		172,587		110,967		136,871
Liabilities of acquired bank:
Deposits	216,444	0	120,431		122,876		93,568		120,431
Subordinated debt assumed in Farmersville transaction									2,285
Junior subordinated debentures	3,609	0	0				3,609
FHLB advances	12,500	0	0		12,500
Other borrowings									1,350
Accrued expenses and other liabilities	700	0	949		211		489		949
Total liabilities	233,253	0	125,015		135,587		97,666		125,015
Common stock issued in transaction	3,701	0	3,311				3,701		3,311
Cash paid in transaction	46,600	0	101		37,000		9,600		101
Contingent consideration recorded in Town Center transaction	0	0	1,752						1,752
Bargain purchase gain recorded on acquisitions	$ 0	$ 0	$ 6,692					$ 6,692	$ 6,692

Sale of Branch - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposal Group [Line Items]
Deposits	$ 20,074	$ 20,074	$ 0	$ 0
Deposit premium	414	414	0	0
Sale of asset	1,233	1,473	0	0
Reduction in goodwill	254	254	0	0
Reduction in core deposit intangibles	119	(119)	0	0
Gain recognized on sale of branch	$ 38	$ 38	$ 0	$ 0

Balance Sheet for the Parent Company (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 126,519	$ 102,290	$ 50,129	$ 56,654	$ 86,346	$ 58,089
Other assets	11,060	11,288		9,612	8,891
Total assets	1,905,851	1,740,060		1,254,377	1,098,216
Liabilities and Stockholders' Equity
Notes payable	0	15,729		18,692	9,000
Other borrowings	8,882	12,252		10,992	8,051
Junior subordinated debentures	18,147	18,147		14,538	14,538
Other liabilities	7,299	5,545		5,272	4,435
Total liabilities	1,691,669	1,615,550		1,168,380	1,022,172
Stockholders' equity:
Common stock	121	83		69	69
Additional paid-in capital	209,396	88,791		59,196	58,149
Retained earnings	5,874	33,290		24,594	16,984
Treasury stock	0	(232)		(24)	(24)
Accumulated other comprehensive income	(1,209)	2,578		2,162	866
Totalstockholders' equity	214,182	124,510	109,951	85,997	76,044	62,479
Total liabilities andstockholders' equity	1,905,851	1,740,060		1,254,377	1,098,216
Parent Company
Assets
Cash and cash equivalents		1,396		4,375	2,713	4,747
Investment in subsidiaries		173,724		120,711	108,119
Investment in Trusts		547		438	438
Other assets		987		325	34
Total assets		176,654		125,849	111,304
Liabilities and Stockholders' Equity
Notes payable		12,250		7,500	9,000
Other borrowings		20,788		17,103	11,383
Junior subordinated debentures		18,147		14,538	14,538
Other liabilities		959		711	339
Total liabilities		52,144		39,852	35,260
Stockholders' equity:
Common stock		83		69	69
Additional paid-in capital		88,791		59,196	58,149
Retained earnings		33,290		24,594	16,984
Treasury stock		(232)		(24)	(24)
Accumulated other comprehensive income		2,578		2,162	866
Totalstockholders' equity		124,510		85,997	76,044
Total liabilities andstockholders' equity		$ 176,654		$ 125,849	$ 111,304

Statement of Income for the Parent Company (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense:
Interest on notes payable and other borrowings	$ (1,073)	$ (974)	$ (2,072)	$ (1,489)	$ (981)
Interest on junior subordinated debentures	(271)	(253)	(531)	(480)	(484)
Total interest expense	(6,461)	(6,615)	(13,337)	(13,358)	(13,669)
Noninterest income:
Other	314	250	512	402	442
Total noninterest income	5,158	3,525	9,168	7,708	12,156
Noninterest expense:
Salaries and employee benefits	(15,712)	(12,257)	(26,569)	(21,118)	(17,019)
Professional fees	(565)	(448)	(1,104)	(971)	(750)
Acquisition expense, including legal	(128)	(605)	(1,401)	0	(668)
Other	(3,331)	(2,301)	(5,009)	(3,998)	(3,936)
Total noninterest expense	(27,307)	(22,095)	(47,160)	(38,639)	(33,062)
Net income before equity in undistributed income of subsidiaries	11,807	6,795
Net income	11,562	6,795	17,377	13,700	13,116
Parent Company
Interest expense:
Interest on notes payable and other borrowings			1,720	1,270	981
Interest on junior subordinated debentures			531	480	484
Total interest expense			2,251	1,750	1,465
Noninterest income:
Dividends from subsidiaries			25,634	10,690	7,584
Other			24	33	15
Total noninterest income			25,658	10,723	7,599
Noninterest expense:
Salaries and employee benefits			1,163	1,028	1,041
Professional fees				168	54
Acquisition expense, including legal			1,401		668
Other			36	155	57
Total noninterest expense			2,600	1,351	1,820
Net income before equity in undistributed income of subsidiaries			20,807	7,622	4,314
Equity in undistributed (loss) income of subsidiaries			(3,430)	6,078	8,802
Net income			$ 17,377	$ 13,700	$ 13,116

Statement of Cash Flows for the Parent Company (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 11,562	$ 6,795	$ 17,377	$ 13,700	$ 13,116
Adjustments to reconcile net income to net cash provided by operating activities:
Stock grants amortized	594	290	643	572	597
Net change in other assets	228	652	95	(18)	924
Net change in other liabilities	1,754	(594)	(421)	891	(1,131)
Net cash provided by operating activities	17,559	7,899	17,809	19,793	11,342
Cash flows from investing activities:
Cash received from acquired company	0	19,993	46,230	0	37,819
Cash paid in acquisitions	0	(37,000)	(46,600)	0	(101)
Net cash used in investing activities	(148,998)	(94,499)	(222,846)	(176,578)	(32,739)
Cash flows from financing activities:
Repayments of other borrowings	(19,952)	(2,081)	(10,958)	(4,859)	(2,072)
Proceeds from other borrowings	0	7,000	11,680	8,083	0
Treasury stock purchased			(208)	0	(1)
Proceeds from issuance of common stock	86,657	20,150	25,150	0	0
Dividends paid	(5,354)	(3,305)	(8,681)	(6,090)	(4,244)
Net cash provided by financing activities	155,668	80,075	250,673	127,093	49,654
Net change in cash and cash equivalents	24,229	(6,525)	45,636	(29,692)	28,257
Cash and cash equivalents at beginning of period	102,290	56,654	56,654	86,346	58,089
Cash and cash equivalents at end of period	126,519	50,129	102,290	56,654	86,346
Parent Company
Cash flows from operating activities:
Net income			17,377	13,700	13,116
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net loss (income) of subsidiaries			3,430	(6,078)	(8,802)
Stock grants amortized			643	572	597
Net change in other assets			(523)	184	5
Net change in other liabilities			9	372	(272)
Net cash provided by operating activities			20,936	8,750	4,644
Cash flows from investing activities:
Capital investment in subsidiaries			(2,050)	(5,215)
Cash received from acquired company			39
Cash paid in acquisitions			(46,600)		(361)
Net cash used in investing activities			(48,611)	(5,215)	(361)
Cash flows from financing activities:
Repayments of other borrowings			(3,245)	(3,513)	(2,072)
Proceeds from other borrowings			11,680	7,730
Treasury stock purchased			(208)		(1)
Proceeds from issuance of common stock			25,150
Dividends paid			(8,681)	(6,090)	(4,244)
Net cash provided by financing activities			24,696	(1,873)	(6,317)
Net change in cash and cash equivalents				1,662	(2,034)
Cash and cash equivalents at beginning of period		4,375	4,375	2,713	4,747
Cash and cash equivalents at end of period			$ 1,396	$ 4,375	$ 2,713